REGISTRATION STATEMENT NO.333-71377
                                                                        811-8732
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 6

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 20

                                   -----------

              FIRST CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                      FIRST CITICORP LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                  ------------

           333 West 34th Street, 10th Floor, New York, New York 10001
              (Address of Depositor's Principal Executive Offices)

                  Depositor's Telephone Number: (212) 615-7201

                                Ernest J. Wright
                      First Citicorp Life Insurance Company
                                  One Cityplace
                             Hartford, CT 06103-3415
               (Name and Address of Agent for Service of Process)

                                   -----------

Approximate Date of Proposed Public Offering:

It is proposed that this filling will become effective:

[ ]      immediately upon filing pursuant to paragraph (b) of Rule 485

[X]      on May 3, 2004 pursuant to paragraph (b) of Rule 485

[ ]      ____ days after filing pursuant to paragraph (a) of Rule 485

[ ]      on _________________________  pursuant to paragraph (a)(i) pf Rule 485

If appropriate, check the following box:

[ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

================================================================================

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                          CITIELITE ANNUITY PROSPECTUS
              FIRST CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
                 CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT

This prospectus describes CITIELITE ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by First Citicorp Life Insurance Company or Citicorp Life Insurance Company. Citicorp Life Insurance Company does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing Company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to Contracts and certificates as "Contracts."

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the variable funding options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:

High Yield Bond Trust                                            THE TRAVELERS SERIES TRUST
Money Market Portfolio                                              Equity Income Portfolio
AIM VARIABLE INSURANCE FUNDS, INC.                                  Large Cap Portfolio
   AIM V.I. Balanced Fund -- Series I                               Merrill Lynch Large Cap Core Portfolio(1)
   AIM V.I. Premier Equity Fund -- Series I                         MFS Emerging Growth Portfolio
ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.                MFS Mid Cap Growth Portfolio
   AllianceBernstein Growth and Income Portfolio -- Class B         Travelers Quality Bond Portfolio
   AllianceBernstein Premier Growth Portfolio -- Class B         TRAVELERS SERIES FUND INC.
   AllianceBernstein Technology Portfolio -- Class B                AIM Capital Appreciation Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST                MFS Total Return Portfolio
   Franklin Small Cap Fund -- Class 2 Shares                        Pioneer Strategic Income Portfolio(2)
   Templeton Foreign Securities Fund -- Class 2 Shares              Smith Barney Aggressive Growth Portfolio
GREENWICH STREET SERIES FUND                                        Smith Barney International All Cap Growth Portfolio
   Appreciation Portfolio                                           Smith Barney Large Cap Value Portfolio
   Equity Index Portfolio -- Class II Shares                        Smith Barney Large Capitalization Growth Portfolio
   Fundamental Value Portfolio                                      Smith Barney Mid Cap Core Portfolio
PIMCO VARIABLE INSURANCE TRUST                                   VAN KAMPEN LIFE INVESTMENT TRUST
   Total Return Portfolio -- Administrative Class                   Comstock Portfolio Class II Shares
PUTNAM VARIABLE TRUST                                               Emerging Growth Portfolio Class II Shares
   Putnam VT International Equity Fund -- Class IB Shares        VARIABLE ANNUITY PORTFOLIOS
   Putnam VT Small Cap Value Fund -- Class IB Shares                Smith Barney Small Cap Growth Opportunities Portfolio
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.                      VARIABLE INSURANCE PRODUCTS FUND II
   All Cap Fund -- Class I(5)                                       Contrafund(R) Portfolio -- Service Class 2
   High Yield Bond Fund -- Class I                               VARIABLE INSURANCE PRODUCTS FUND III
   Investors Fund -- Class I                                        Dynamic Capital Appreciation Portfolio -- Service Class 2
   Total Return Fund -- Class I
SMITH BARNEY INVESTMENT SERIES
   Smith Barney Growth and Income Portfolio
   Smith Barney Large Cap Core Portfolio
   Smith Barney Premier Selections All Cap Growth Portfolio

--------------
(1)     Formerly MFS Research Portfolio                         (2)   Formerly Putnam Diversified Income Portfolio

The Contract, certain contract features and/or some of the funding options may not be available in all states. This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 3, 2004. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to Citicorp Life Insurance Company, One Cityplace, Hartford, Connecticut 06103, call 1-800-497-4857 or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


                          PROSPECTUS DATED MAY 3, 2004

                                TABLE OF CONTENTS

Glossary..................................................    3   Payment Options........................................29
Summary...................................................    5      Election of Options.................................29
Fee Table.................................................    8      Annuity Options.................................    30
Condensed Financial Information...........................   12      Income Options..................................    30
The Annuity Contract......................................   12      Variable Liquidity Benefit......................    30
   Contract Owner Inquiries ..............................   13   Miscellaneous Contract Provisions..................    31
   Purchase Payments......................................   13      Right to Return.................................    31
   Accumulation Units.....................................   13      Termination.....................................    31
   The Variable Funding Options...........................   14      Required Reports................................    31
The Fixed Account.........................................   18      Suspension of Payments..........................    31
Charges and Deductions....................................   18   The Separate Accounts..............................    31
   General................................................   18      Performance Information.........................    32
   Withdrawal Charge......................................   19   Federal Tax Considerations.........................    32
   Free Withdrawal Allowance..............................   20      General Taxation of Annuities...................    32
   Administrative Charges..................................  20      Types of Contracts: Qualified and
   Mortality and Expense Risk Charge......................   20        Non-qualified.................................    33
   Variable Liquidity Benefit Charge......................   20      Qualified Annuity Contracts.....................    33
   Variable Funding Option Expenses.......................   20        Taxation of Qualified Annuity Contracts.......    33
   Premium Tax............................................   21        Mandatory Distributions for Qualified Plans...    33
   Changes in Taxes Based Upon Premium or Value...........   21      Non-qualified Annuity Contracts.................    34
Transfers.................................................   21        Diversification Requirements for
   Dollar Cost Averaging..................................   22          Variable Annuities..........................    34
Access to Your Money......................................   23        Ownership of the Investments..................    34
   Systematic Withdrawals.................................   23        Taxation of Death Benefit Proceeds............    35
   Loans..................................................   23      Other Tax Considerations........................    35
   Types of Ownership.....................................   23      Treatment of Charges for Optional Benefits......    35
     Contract Owner.......................................   23      Penalty Tax for Premature Distributions.........    35
     Beneficiary..........................................   24      Puerto Rico Tax Considerations..................    35
     Annuitant............................................   24      Non-Resident Aliens.............................    35
Death Benefit.............................................   24   Other Information..................................    35
   Death Proceeds before the Maturity Date................   25      The Insurance Companies.........................    35
   Payment of Proceeds....................................   26      Financial Statements............................    36
   Spousal Contract Continuance...........................   27      Distribution of Variable Annuity Contracts......    36
   Beneficiary Contract Continuance.......................   27      Conformity with State and Federal Laws..........    37
   Death Proceeds after the Maturity Date.................   28      Voting Rights...................................    37
The Annuity Period........................................   28      Restrictions on Financial Transactions..........    37
   Maturity Date..........................................   28      Legal Proceedings and Opinions..................    37
   Allocation of Annuity..................................   28   Appendix A: Condensed Financial Information:
   Variable Annuity.......................................   28      Citicorp Life Variable Annuity
   Fixed Annuity..........................................   29        Separate Account..............................   A-1
                                                                  Appendix B: Condensed Financial Information:
                                                                     First Citicorp Life Variable Annuity
                                                                       Separate Account..............................   B-1
                                                                  Appendix C: The Fixed Account......................   C-1
                                                                  Appendix D: Contents of the Statement
                                                                     of Additional Information.......................   D-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.

HOME OFFICE -- the Home Office of the First Citicorp Life Insurance Company or Citicorp Life Insurance Company or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- the First Citicorp Life Insurance Company or Citicorp Life Insurance Company.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                           CITIELITE VARIABLE ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? If you reside in New York, your issuing company is First Citicorp Life Insurance Company, otherwise your issuing company is Citicorp Life Insurance Company. Citicorp Life Insurance Company does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing Company ("the Company," "We" or "Us"). Each company sponsors its own segregated account ("Separate Account"). First Citicorp Life sponsors the First Citicorp Life Variable Annuity Separate Account for Variable Annuities ("First Citicorp Life Variable Annuity Separate Account"); Citicorp Life sponsors the Citicorp Life Variable Annuity Separate Account for Variable Annuities ("Citicorp Life Variable Annuity Separate Account"). When we refer to the Separate Account, we are referring to either First Citicorp Life Variable Annuity Separate Account or Citicorp Life Variable Annuity Separate Account, depending upon your issuing Company.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contribution accumulates on a tax-deferred basis and is taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contribution accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options or income options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000, which amount may be paid in one or more installments of at least $100 within the first 12 months after the Contract Date. You may make additional payments of at least $100 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchase with beneficiary-directed transfer of death proceeds.

This product is available to owners and annuitants under the age of 86 as of the Contract Date.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within twenty days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the underlying funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a written request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Fuding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date Anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.25%. We also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments. The maximum percentage is 7%, decreasing to 0% in years seven and later.

During the annuity period, if you have elected the Variable Liquidity Benefit, a charge of up to 7% of the amount withdrawn will be assessed. (See Variable Liquidity Benefit.)

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving annuity payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes and/or a penalty tax on taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) due proof of death and
(2) written payment instructions. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

       o DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

       o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn, and withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

       o AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

       o SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

       o BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

                                    FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

      WITHDRAWAL CHARGE...................................7%(1)
      (as a percentage of the Purchase Payments withdrawn)

      VARIABLE LIQUIDITY BENEFIT CHARGE...................7%(2)
      (As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

      ANNUAL CONTRACT ADMINISTRATIVE CHARGE..............$30

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of the average daily net assets of the Separate Account)

      Mortality and Expense Risk Charge.......................    1.25%
      Administrative Expense Charge..........................     0.15%
                                                               --------
           Total Annual Separate Account Charges.............     1.40%

--------------

 (1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for seven years. The charge is as follows:

             YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
       ---------------------------------------------- -----------------------
       GREATER THAN OR EQUAL TO     BUT LESS THAN
                0 years                3 years                  7%
                3 years                4 years                  6%
                4 years                5 years                  5%
                5 years                6 years                  4%
                6 years                7 years                  3%
               7+ years                                         0%

 (2) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after seven years. The charge is as follows:


           YEARS SINCE INITIAL PURCHASE PAYMENT         WITHDRAWAL CHARGE
       ---------------------------------------------- -----------------------
       GREATER THAN OR EQUAL TO     BUT LESS THAN
                0 years                3 years                  7%
                3 years                4 years                  6%
                4 years                5 years                  5%
                5 years                6 years                  4%
                6 years                7 years                  3%
               7+ years                                         0%

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                         MINIMUM                        MAXIMUM
-----------------------------------------------------------     --------------------------     --------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.                     0.42%                          2.10%

UNDERLYING FUND FEES AND EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                               DISTRIBUTION
                                                   AND/OR                               CONTRACTUAL FEE        NET TOTAL
                                                  SERVICE                 TOTAL ANNUAL      WAIVER              ANNUAL
                                  MANAGEMENT      (12b-1)       OTHER      OPERATING     AND/OR EXPENSE        OPERATING
UNDERLYING FUND:                     FEE            FEES       EXPENSES     EXPENSES     REIMBURSEMENT         EXPENSES
----------------                --------------  ------------   --------   ------------  ---------------     ---------------
High Yield Bond Trust.........      0.52%           --           0.13%       0.65%            --                 0.65%(1)
Money Market Portfolio........      0.32%           --           0.10%       0.42%            --                 0.42%(2)
AIM VARIABLE INSURANCE
FUNDS, INC.
   AIM V.I. Balanced Fund --
     Series I.................      0.75%           --           0.42%       1.17%            --                 1.17%
   AIM V.I. Premier Equity
     Fund -- Series I.........      0.61%           --           0.24%       0.85%            --                 0.85%
ALLIANCEBERNSTEIN VARIABLE
   PRODUCT SERIES FUND, INC.
   AllianceBernstein Growth
     and Income Portfolio --
     Class B*.................      0.63%          0.25%         0.03%       0.91%           0.08%               0.83%(3)
   AllianceBernstein Premier
     Growth Portfolio --
     Class B*.................      1.00%          0.25%         0.05%       1.30%           0.25%               1.05%(3)
   AllianceBernstein
     Technology Portfolio --
     Class B*.................      1.00%          0.25%         0.12%       1.37%           0.25%               1.12%(3)
FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   Franklin Small Cap Fund --
     Class 2 Shares*..........      0.51%          0.25%         0.29%       1.05%           0.04%               1.01%(4)
   Templeton Foreign
     Securities Fund --
     Class 2 Shares*..........      0.69%          0.25%         0.22%       1.16%           0.04%               1.12%(5)
GREENWICH STREET SERIES FUND
   Appreciation Portfolio.....      0.75%           --           0.02%       0.77%            --                 0.77%
   Equity Index Portfolio --
     Class II Shares*.........      0.31%          0.25%         0.04%       0.60%            --                 0.60%
   Fundamental Value Portfolio      0.75%           --           0.02%       0.77%            --                 0.77%
PIMCO VARIABLE INSURANCE TRUST
   Total Return Portfolio --
     Administrative Class*....      0.25%          0.15%         0.26%       0.66%           0.01%               0.65%(6)

                                               DISTRIBUTION
                                                   AND/OR                               CONTRACTUAL FEE        NET TOTAL
                                                  SERVICE                 TOTAL ANNUAL      WAIVER              ANNUAL
                                  MANAGEMENT      (12b-1)       OTHER      OPERATING     AND/OR EXPENSE        OPERATING
UNDERLYING FUND:                     FEE            FEES       EXPENSES     EXPENSES     REIMBURSEMENT         EXPENSES
----------------                --------------  ------------   --------   ------------  ---------------     ---------------
PUTNAM VARIABLE TRUST
   Putnam VT Discovery Growth
     Fund -- Class IB Shares*+      0.70%          0.25%         0.86%       1.81%            --                 1.81%(7)
   Putnam VT International
     Equity Fund -- Class IB
     Shares*..................      0.77%          0.25%         0.22%       1.24%            --                 1.24%(7)
   Putnam VT Small Cap Value
     Fund -- Class IB Shares*.      0.80%          0.25%         0.12%       1.17%            --                 1.17%(7)
SALOMON BROTHERS VARIABLE
   SERIES FUNDS INC.
   All Cap Fund -- Class I....      0.85%           --           0.13%       0.98%            --                 0.98%
   High Yield Bond Fund --
     Class I..................      0.75%           --           0.26%       1.01%            --                   --(13)
   Investors Fund -- Class I..      0.70%           --           0.12%       0.82%            --                 0.82%
   Total Return Fund --
     Class I..................      0.80%           --           0.21%       1.01%            --                   --(13)
SMITH BARNEY INVESTMENT SERIES
   SB Government Portfolio --
     Class A+.................      0.60%           --           0.08%       0.68%            --                 0.68%
   Smith Barney Growth and
     Income Portfolio.........      0.75%           --           0.12%       0.87%            --                 0.87%
   Smith Barney Large Cap
     Core Portfolio...........      0.75%           --           0.16%       0.91%            --                 0.91%
   Smith Barney Premier
     Selections All Cap
     Growth Portfolio.........      0.75%           --           0.15%       0.90%            --                 0.90%
THE TRAVELERS SERIES TRUST
   Equity Income Portfolio....      0.75%           --           0.12%       0.87%            --                 0.87%(8)
   Large Cap Portfolio........      0.75%           --           0.11%       0.86%            --                 0.86%(8)
   Merrill Lynch Large Cap
     Core Portfolio...........      0.80%           --           0.19%       0.99%            --                 0.99%(9)
   MFS Emerging Growth
     Portfolio................      0.75%           --           0.14%       0.89%            --                 0.89%(8)
   MFS Mid Cap Growth
     Portfolio................      0.80%           --           0.12%       0.92%            --                 0.92%(9)
   Travelers Quality Bond
     Portfolio................      0.32%           --           0.11%       0.43%            --                 0.43%(10)
TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation
     Portfolio................      0.80%           --           0.05%       0.85%            --                 0.85%
   MFS Total Return Portfolio.      0.80%           --           0.02%       0.82%            --                 0.82%
   Pioneer Strategic Income
     Portfolio................      0.75%           --           0.25%       1.00%            --                 1.00%
   Smith Barney Aggressive
     Growth Portfolio.........      0.80%           --           0.02%       0.82%            --                 0.82%
   Smith Barney International
     All Cap Growth Portfolio.      0.90%           --           0.09%       0.99%            --                 0.99%
   Smith Barney Large Cap
     Value Portfolio..........      0.65%           --           0.04%       0.69%            --                 0.69%
   Smith Barney Large
     Capitalization Growth
     Portfolio................      0.75%           --           0.04%       0.79%            --                 0.79%
   Smith Barney Mid Cap Core
     Portfolio................      0.75%           --           0.10%       0.85%            --                 0.85%

                                               DISTRIBUTION
                                                   AND/OR                               CONTRACTUAL FEE        NET TOTAL
                                                  SERVICE                 TOTAL ANNUAL      WAIVER              ANNUAL
                                  MANAGEMENT      (12b-1)       OTHER      OPERATING     AND/OR EXPENSE        OPERATING
UNDERLYING FUND:                     FEE            FEES       EXPENSES     EXPENSES     REIMBURSEMENT         EXPENSES
----------------                --------------  ------------   --------   ------------  ---------------     ---------------
VAN KAMPEN LIFE INVESTMENT
   TRUST
   Comstock Portfolio
     Class II Shares*.........      0.60%          0.25%         0.05%       0.90%            --                 0.90%
   Emerging Growth Portfolio
     Class II Shares*.........      0.70%          0.25%         0.07%       1.02%            --                 1.02%
VARIABLE ANNUITY PORTFOLIOS
   Smith Barney Small Cap
     Growth Opportunities
     Portfolio................      0.75%           --           0.40%       1.15%            --                   --(13)
VARIABLE INSURANCE PRODUCTS
   FUND II
   Contrafund(R) Portfolio --
     Service Class 2*.........      0.58%          0.25%         0.10%       0.93%            --                   --(11)
VARIABLE INSURANCE PRODUCTS
   FUND III
   Dynamic Capital
     Appreciation Portfolio
     -- Service Class 2*......      0.58%          0.25%         1.27%       2.10%            --                   --(12)

--------------
 * The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).
 +     Closed to new investors.

NOTES

 (1) Management fee is based on 0.50% on first $50 million of net assets; 0.40% on the next $100 million; 0.30% on the next $100 million and 0.25% on assets in excess of $250 million. Other expenses include a 0.06% administrative services fee the Fund pays to TheTravelers Insurance Company.

 (2) Fund has a voluntary waiver of 0.40%. Other Expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

 (3) Total portfolio operating expenses do not reflect Alliance's waiver of a portion of its advisory fee. This waiver is effective as of January 1, 2004 and the fee reduction is expected to continue for a period of at least five years.

 (4) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees (Board) has set the current rate at 0.25% per year. The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Board and an order of the Securities and Exchange Commission.

 (5) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees (Board) and an order of the Securities and Exchange Commission (SEC).

 (6) "Other Expenses" reflects a 0.25% administrative fee, and 0.01% representing the Portfolio's pro rata Trustees' fees. PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees 0.65% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

 (7) There was no fee waiver or expense reimbursement for 2003, but effective January 28, 2004 there will be a limit in effect. Effective January 28, 2004, Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through December 31, 2004, to the extent that each fund's net expenses as a percentage of its net assets exceed the average expense ratio for the fund's Lipper peer group of funds underlying variable insurance products.

 (8) Fund has a voluntary waiver of 0.95%. Other Expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

 (9) Fund has a voluntary waiver of 1.00%. Other Expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

 (10) Fund has a voluntary waiver of 0.75%. Other Expense include 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

 (11) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.90%. These offsets may be discontinued at any time.

 (12) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. Including this reduction, the total class operating expenses would have been 1.15%. The fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 1.25%. The expense ratio shown reflects the expense cap in effect at period end. This arrangement can be discountinued by the fund's manager at any time.

 (13) The table below shows the amount of the waiver or reimbursement and the net total annual operating expenses for Underlying Funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. The net total annual operating expense figure reflects the fee waivers and/or expense reimbursements that were in effect as of the Underlying Fund's fiscal year end. However, as these arrangements are voluntary, they may be changed or terminated at any time, in which case the Underlying Fund would be subject to different net total annual operating expenses. Without such waivers performance would be lower.

                                                                              VOLUNTARY FEE
                                                                              WAIVER AND/OR
                                                                                 EXPENSE                NET TOTAL ANNUAL
       FUNDING OPTION                                                         REIMBURSEMENT            OPERATING EXPENSES
       --------------                                                    ----------------------       ---------------------
       High Yield Bond Fund -- Class I.............................               0.01%                       1.00%
       Total Return Fund -- Class I................................               0.01%                       1.00%
       Smith Barney Small Cap Growth Opportunities Portfolio.......               0.25%                       0.90%

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples reflect the annual contract administrative charge. Additionally, the examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The examples assume you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses.


                                           IF CONTRACT IS SURRENDERED AT THE        IF CONTRACT IS NOT SURRENDERED OR
                                                  END OF PERIOD SHOWN             ANNUITIZED AT THE END OF PERIOD SHOWN
                                         --------------------------------------- ----------------------------------------
                                         1 YEAR    3 YEARS    5 YEARS 10 YEARS   1 YEAR     3 YEARS   5 YEARS   10 YEARS
                                         --------  ---------  ------- --------   --------   --------  --------  --------
   Underlying Fund with Maximum Total
     Annual Operating Expenses........     885       1273      1486     2138       185        573       986       2138

   Underlying Fund with Minimum Total
     Annual Operating Expenses........    1053       1774      2317     3775       353       1074      1817       3775

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendices A and B.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
CitiElite Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus - it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your contract value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your contract value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity or Income Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options, and one Fixed Account option. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

This product is available to owners and Annuitants under the age of 86 on the Contract Date.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-497-4857.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000, which amount may be paid in one or more installments of at least $100 within the first twelve months after the Contract Date. You may make additional payments of at least $100 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax (net Purchase Payment) within two business days after we receive it in good order at our Home Office. We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. We calculate the value of an Accumulation Unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

The Underlying Funds offered though this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the Underlying Fund or an affiliate of the Underlying Fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product), the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

Each Underlying Fund is reviewed periodically after having been selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments to an Underlying Fund if the Company determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets.

In addition, if any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request copies of the prospectuses.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, the Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Underlying Funds under which the Company and TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and TDLLC incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

The payments are generally based on a percentage of the average assets of each Underlying Fund allocated to the Variable Funding Options under the Contract or other contracts offered by the Company. The amount of the fee that an Underlying Fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Underlying Fund. Aggregate fees relating to the different Underlying Funds may be as much as 0.60% of the average net assets of an Underlying Fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are paid by an Underlying Fund out its assets as part of its Total Annual Operating Expenses.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

              UNDERLYING                                  INVESTMENT                               INVESTMENT
                 FUND                                     OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
High Yield Bond Trust                      Seeks high current income. The Fund         Travelers Asset Management
                                           normally invests in below                   International Company LLC
                                           investment-grade bonds and debt             ("TAMIC")
                                           securities.

Money Market Portfolio (Travelers)         Seeks high current return with              TAMIC
                                           preservation of capital and
                                           liquidity. The Fund normally invests
                                           in high-quality short term money
                                           market instruments.

AIM VARIABLE INSURANCE FUNDS, INC.
   AIM V.I. Balanced Fund -- Series I      Seeks high total return with                A I M Advisers, Inc ("AIM")
                                           preservation of capital. The Fund
                                           normally invests in common stocks,
                                           preferred stocks, convertible
                                           securities and bonds.

   AIM V.I. Premier Equity Fund --         Seeks to achieve long term growth of        A I M
     Series I                              capital. Income is a secondary
                                           objective. The Fund normally invests
                                           in equity securities, including
                                           convertible securities.

ALLIANCEBERNSTEIN VARIABLE PRODUCT
   SERIES FUND, INC.
   AllianceBernstein Growth and            Seeks reasonable current income and         Alliance Capital Management L.P.
     Income Portfolio -- Class B           appreciation. The Fund normally             ("Alliance")
                                           invests in dividend-paying common
                                           stocks considered to be good quality.

   AllianceBernstein Premier Growth        Seeks growth of capital. The Fund           Alliance.
     Portfolio -- Class B                  normally invests in equity securities
                                           of a relatively small number of
                                           intensely researched U.S. companies.

   AllianceBernstein Technology            Seeks growth of capital. The Fund           Alliance.
     Portfolio -- Class B                  normally invests in companies that use
                                           technology extensively in the
                                           development of new or improved
                                           products or processes.

FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
   Franklin Small Cap Fund -- Class 2      Seeks long-term capital growth. The         Franklin Advisers, Inc.
     Shares                                Fund normally invests in small
                                           capitalization companies.

   Templeton Foreign Securities            Seeks long-term capital growth. The         Templeton Investment Counsel, LLC
     Fund -- Class 2 Shares                Fund normally invests in investments,
                                           primarily equity securities, of
                                           issuers located outside of the U.S.,
                                           including those in emerging markets.
GREENWICH STREET SERIES FUND
   Appreciation Portfolio                  Seeks long- term appreciation of            Smith Barney Fund Management LLC
                                           capital. The Fund normally invests in       ("SBFM")
                                           equity securities of U.S. companies.

   Equity Index Portfolio -- Class II      Seeks investment results that, before       Travelers Investment Management
     Shares                                expenses, correspond to the price and       Company ("TIMCO")
                                           yield performance of the S&P 500
                                           Index. The Fund normally invests in
                                           equity securities, or other
                                           investments with similar economic
                                           characteristics that are included in
                                           the S&P 500 Index.

   Fundamental Value Portfolio             Seeks long-term capital growth.             SBFM
                                           Current income is a secondary
                                           consideration. The Fund normally
                                           invests in common stocks, and common
                                           stock equivalents of companies,
                                           believed to be undervalued.

PIMCO VARIABLE INSURANCE TRUST
   Total Return Portfolio --               Seeks maximum total return, consistent      Pacific Investment Management
     Administrative Class                  with preservation of capital and            Company LLC
                                           prudent investment management. The
                                           Fund normally invests in intermediate
                                           maturity fixed income securities.

              UNDERLYING                                  INVESTMENT                               INVESTMENT
                 FUND                                     OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
PUTNAM VARIABLE TRUST
   Putnam VT Discovery Growth Fund --      Seeks long-term growth of capital. The      Putnam Investment Management
     Class IB Shares+                      Fund normally invests in the common         ("Putnam")
                                           stocks of U.S. companies believed to
                                           be fast-growing and whose earnings are
                                           likely to increase over time.

   Putnam VT International Equity          Seeks capital appreciation. The Fund        Putnam
     Fund -- Class IB Shares               normally invests in common stocks of
                                           companies outside the U S.

   Putnam VT Small Cap Value Fund --       Seeks capital appreciation. The Fund        Putnam
     Class IB Shares                       normally invests in the common stocks
                                           of U.S. companies believed to be
                                           undervalued in the market.
SALOMON BROTHERS VARIABLE SERIES
   FUNDS INC.

   All Cap Fund -- Class I                 Seeks capital appreciation. The Fund        Salomon Brothers Asset Management
                                           normally invests in common stocks and       ("SBAM")
                                           their equivalents of companies
                                           believed to be undervalued in the
                                           marketplace.

   High Yield Bond Fund -- Class I         Seeks total return consistent with the      SBAM
                                           preservation of capital. The Fund
                                           normally invests in high yield
                                           fixed-income securities issued by U.S.
                                           and foreign corporations and foreign
                                           governments.

   Investors Fund -- Class I               Seeks long term growth of capital.          SBAM
                                           Secondarily seeks current income. The
                                           Fund normally invests in common stocks
                                           of established companies.

   Total Return Fund -- Class I            Seeks above average income (compared        SBAM
                                           to a portfolio invested entirely in
                                           equity securities). Secondarily seeks
                                           growth of capital and income. The Fund
                                           normally invests in a broad range of
                                           equity and fixed-income securities of
                                           U.S. and foreign issuers.
SMITH BARNEY INVESTMENT SERIES
   SB Government Portfolio -- Class A+     Seeks high current return consistent        SBFM
                                           with preservation of capital. The Fund
                                           normally invests in debt securities
                                           issued or guaranteed by the U.S.
                                           government, its agencies or
                                           instrumentalities.

   Smith Barney Growth and Income          Seeks reasonable growth and income.         SBFM
     Portfolio                             The Fund normally invests in equity
                                           securities of large U.S companies that
                                           provide dividend or interest income.

   Smith Barney Large Cap Core             Seeks capital appreciation. The Fund        SBFM
     Portfolio                             normally invests in the equity
                                           securities of U.S. companies with
                                           large market capitalizations.

   Smith Barney Premier Selections         Seeks long term capital growth. The         SBFM
     All Cap Growth Portfolio              Fund consists of a Large Cap Growth
                                           segment, Mid Cap Growth segment and
                                           Small Cap Growth segment. All three
                                           segments normally invest in equity
                                           securities. The Large Cap Growth
                                           segment invests in large sized
                                           companies. The Mid Cap Growth segment
                                           invests in medium sized companies.
                                           The Small Cap Growth segment invests
                                           in small sized companies.

              UNDERLYING                                  INVESTMENT                               INVESTMENT
                 FUND                                     OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
THE TRAVELERS SERIES TRUST
   Equity Income Portfolio                 Seeks reasonable income. The Fund           TAMIC
                                           normally invests in equity securities       Subadviser: Fidelity Management &
                                           with a focus on income producing            Research Company ("FMR")
                                           equities.

   Large Cap Portfolio                     Seeks long term growth of capital. The      TAMIC
                                           Fund normally invests in the                Subadviser: FMR
                                           securities of companies with large
                                           market capitalizations.

   MFS Emerging Growth Portfolio           Seeks long term growth of capital.          TAMIC
                                           The Fund normally invests in common         Subadviser: Massachusetts Financial
                                           stock and related securities of             Services ("MFS")
                                           emerging growth companies.

   MFS Mid Cap Growth Portfolio            Seeks long term growth of capital. The      TAMIC
                                           Fund normally invests in equity             Subadviser: MFS
                                           securities of companies with medium
                                           market capitalization that are
                                           believed to have above average growth
                                           potential.

   Merrill Lynch Large Cap Core            Seeks long-term capital growth. The         TAMIC
     Portfolio                             Fund normally invests in a diversified      Subadviser: Merrill Lynch
                                           portfolio of equity securities of           Investment Managers, L.P.
                                           large cap companies located in the
                                           United States.

   Travelers Quality Bond Portfolio        Seeks current income and total return       TAMIC
                                           with moderate capital volatility. The
                                           Fund normally invests in
                                           investment-grade bonds and debt
                                           securities.

TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation Portfolio      Seeks capital appreciation. The Fund        Travelers Investment Adviser Inc.
                                           normally invests in common stocks of        ("TIA")
                                           companies that are likely to benefit        Subadviser: AIM
                                           from new products, services or
                                           processes or have experienced
                                           above-average earnings growth.

   MFS Total Return Portfolio              Seeks above average income consistent       TIA
                                           with the prudent employment of              Subadviser: MFS
                                           capital. Secondarily, seeks growth of
                                           capital and income. The Fund normally
                                           invests in a broad range of equity and
                                           fixed-income securities of both U.S.
                                           and foreign issuers.

   Pioneer Strategic Income Portfolio      Seeks high current income. The Fund         TIA
                                           normally invests in the debt                Subadviser: Pioneer Investment
                                           securities of a broad range of issuers      Management, Inc.
                                           and segments of the debt securities
                                           market.

   Smith Barney Aggressive Growth          Seeks long-term capital appreciation.       SBFM
     Portfolio                             The Fund normally invests in common
                                           stocks of companies that are
                                           experiencing, or are expected to
                                           experience, growth in earnings.

   Smith Barney International All Cap      Seeks total return on assets from           SBFM
     Growth Portfolio                      growth of capital and income. The Fund
                                           normally invests in equity securities
                                           of foreign companies.

   Smith Barney Large Cap Value            Seeks long-term growth of capital.          SBFM
     Portfolio                             Current income is a secondary
                                           objective. The Fund normally invests
                                           in equities, or similar securities,
                                           of companies with large market
                                           capitalizations.

   Smith Barney Large Capitalization       Seeks long term growth of capital. The      SBFM
     Growth Portfolio                      Fund normally invests in equities, or
                                           similar securities, of companies with
                                           large market capitalizations.

   Smith Barney Mid Cap Core Portfolio     Seeks long-term growth of capital.          SBFM
                                           The Fund normally invests in
                                           equities, or similar securities, of
                                           medium sized companies.

              UNDERLYING                                  INVESTMENT                               INVESTMENT
                 FUND                                     OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
   Comstock Portfolio Class II             Shares Seeks capital growth and             Van Kampen Asset Management Inc
                                           income. The Fund normally invests in        ("Van Kampen")
                                           common and preferred stocks, and
                                           convertible securities, of well
                                           established undervalued companies.

   Emerging Growth Portfolio Class II      Seeks capital appreciation. The Fund        Van Kampen
     Shares                                normally invests in common stocks of
                                           emerging growth companies.

VARIABLE ANNUITY PORTFOLIOS
   Smith Barney Small Cap Growth           Seeks long term capital growth. The         Citi Fund Management, Inc.
     Opportunities Portfolio               Fund normally invests in equity
                                           securities of small cap companies and
                                           related investments.

VARIABLE INSURANCE PRODUCTS FUND II
   Contrafund(R) Portfolio -- Service      Seeks long term capital appreciation.       FMR
     Class 2                               The Fund normally invests in common
                                           stocks of companies whose value may
                                           not be fully recognized by the public.

VARIABLE INSURANCE PRODUCTS FUND III
   Dynamic Capital Appreciation            Seeks capital appreciation. The Fund        FMR
     Portfolio -- Service Class 2          normally invests in growth and/or
                                           value common stocks of domestic and
                                           foreign issuers.

--------------
 +     Closed to new investors.

                                THE FIXED ACCOUNT
--------------------------------------------------------------------------------
We offer our Fixed Account as a funding option. Please see Appendix C for more information.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the services and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

       o the ability for you to make withdrawals and surrenders under the Contracts

       o the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

       o the available funding options and related programs (including dollar cost averaging, portfolio rebalancing and systematic withdrawal programs)

       o administration of the annuity options available under the Contracts and

       o   the distribution of various reports to Contract Owners

Costs and expenses we incur include:

       o losses associated with various overhead and other expenses associated with providing the services and

       o   benefits provided by the Contracts

       o sales and marketing expenses including commission payments to your sales agent and

       o   other costs of doing business

Risks we assume include:

       o that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

       o that the amount of the death benefit will be greater than the Contract Value and

       o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which Purchase Payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for seven years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

            YEARS SINCE PURCHASE PAYMENT MADE           WITHDRAWAL CHARGE
      ----------------------------------------------- -----------------------
       GREATER THAN OR EQUAL TO     BUT LESS THAN
               0 years                 3 years                  7%
               3 years                 4 years                  6%
               4 years                 5 years                  5%
               5 years                 6 years                  4%
               6 years                 7 years                  3%
               7+ years                                         0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

       (a) any Purchase Payment to which no withdrawal charge applies then

       (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

       (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then

       (d) any Contract earnings.

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

       o due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

       o upon election of a lifetime annuity payout taken after the first Contract Year or

       o due to a minimum distribution under minimum distribution rules then in effect.

FREE WITHDRAWAL ALLOWANCE

You may withdraw up to 15% of the Contract Value annually, without a withdrawal charge. (If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total amount of Purchase Payments no longer subject to a withdrawal charge. Note: Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge.) For the first Contract Year, the available amount is 15% of the initial Purchase Payment.

Beginning in the second Contract Year, the available free withdrawal amount is 15% of the Contract Value at the end of the previous Contract Year. We reserve the right not to permit free withdrawals on full surrenders.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge from the Fixed Account or:

       (1) from the distribution of death proceeds or

       (2) after an annuity payout has begun or

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the variable funding options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product, and are equal to 1.25% annually. We reserve the right to lower this charge at any time. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 7% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

        YEARS SINCE INITIAL PURCHASE PAYMENT MADE       WITHDRAWAL CHARGE
      ----------------------------------------------- -----------------------
       GREATER THAN OR EQUAL TO     BUT LESS THAN
               0 years                 3 years                  7%
               3 years                 4 years                  6%
               4 years                 5 years                  5%
               5 years                 6 years                  4%
               6 years                 7 years                  3%
               7+ years                                         0%

Please refer to Payment Options for a description of this benefit.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS
--------------------------------------------------------------------------------
Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR EXCESSIVE TRADING OR MARKET TIMING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK MARKET. If, in our sole discretion, we determine you are engaging in excessive trading activity, trading activity that we believe is indicative of market timing, or any similar trading activity which will potentially hurt the rights or interests of other Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. We will notify you in writing if we choose to exercise our contractual right to restrict your transfers.

In determining whether we believe you are engaged in excessive trading or market timing activity, we will consider, among other things, the following factors:

               o    the dollar amount you request to transfer;

               o the number of transfers you made within the previous three months;

               o whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and

               o whether your transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.

We also reserve the right to restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

               o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

               o reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

We will notify you in writing before we restrict your right to request transfers through such market timing firm or other third party.

The policy of the Company is to seek to apply its anti-market timing and excessive trading procedures uniformly.

FUTURE MODIFICATIONS. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $100.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under either a 6 Month Program or 12 Month Program. The 6 Month Program and the 12 Month Program will generally have different credited interest rates. Under the 6 Month Program, the interest rate can accrue up to 6 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in 6 months. Under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the Program will be credited with the non-Program interest rate then in effect for the Fixed Account.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payment we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, outstanding loans, and any premium tax not previously deducted. Unless you submit a written request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 591/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

LOANS

Loans may be available under your Contract. If available, all loan provisions are described in your Contract or loan agreement.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

JOINT OWNER. For Non-qualified Contracts only, you may name Joint Owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint Owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint Owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by written request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

CONTINGENT ANNUITANT. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;

       o   the death benefit will not be payable upon the Annuitant's death;

       o   the Contingent Annuitant becomes the Annuitant; and

       o   all other rights and benefits will continue in effect.

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT
--------------------------------------------------------------------------------
Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives due proof of death and written payment instructions or election of spousal or beneficiary contract continuance ("Death Report Date").

We must be notified of the Annuitant's death no later than six months from the date of death in order to pay the death proceeds as described under "Death Proceeds Before the Maturity Date." If we are notified more than six months after the death, we will pay death proceeds equal to the Contract Value on the Death Report Date, less any applicable premium tax and outstanding loans.

DEATH PROCEEDS BEFORE THE MATURITY DATE

WHERE THE ANNUITANT WAS YOUNGER THAN AGE 68 ON THE CONTRACT DATE: The death benefit payable will be the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax, previous withdrawals and outstanding loans:

       (1) the Contract Value;

       (2) the total Purchase Payments made under the Contract; or

       (3) the Step-Up value (if any, as described below).

WHERE THE ANNUITANT WAS BETWEEN THE AGES OF 68 THROUGH 75 ON THE CONTRACT DATE:
The death benefit payable will be the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax, previous withdrawals and outstanding loans:

       (1) the Contract Value;

       (2) the total Purchase Payments made under the Contract; or

       (3) the Step-Up value (as described below) associated with the seventh Contract Date anniversary.

WHERE THE ANNUITANT WAS AGE 76 OR OLDER ON THE CONTRACT DATE: The death benefit payable will be the Contract Value on the Death Report Date, less any applicable premium tax, previous withdrawals and any outstanding loans.

STEP-UP VALUE. We will establish the Step-Up value on the seventh Contract Date anniversary. The Step-Up Value will equal the Contract Value on that anniversary. For Contracts where the Annuitant was younger than 68 on the Contract Date, we will recalculate the Step-Up value on each anniversary until the Annuitant's 76th birthday. If the Contract Value on the anniversary is greater than the Step-Up value, the Step-Up value will be reset to equal the Contract Value on that date. If the Step-Up value is greater than the Contract Value, the Step-Up value remains unchanged. The Step-Up value will not be reduced on these anniversary recalculations, unless surrenders are made on that day. For all Contracts, each time a Purchase Payment is made we will increase the Step-Up value by the amount of the payment and, when a withdrawal is taken, we will reduce the Step-Up value by a partial surrender reduction (as described below).

The partial surrender reduction equals:

       (1) the Step-Up value immediately before the reduction for the withdrawal, multiplied by

       (2) the amount of the withdrawal divided by

       (3) the Contract Value immediately before the withdrawal.

For example, assume your current Contract Value is $55,000. If your current Step-Up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up value as follows:

       50,000 x (10,000/55,000) = $9,090

Your new Step-Up value would be 50,000-9,090, or $40,900.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Step-Up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up value as follows:

       50,000 x (10,000/30,000) = $16,666

Your new step-up value would be 50,000-16,666, or $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump-sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 MANDATORY
    BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                    PAYOUT RULES
      UPON THE DEATH OF THE               PAY THE PROCEEDS TO       UNLESS. . .                                   APPLY*
----------------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS NOT THE ANNUITANT)       The beneficiary (ies),       Unless, the beneficiary elects to         Yes
(WITH JOINT OWNER)                     or if none, to the           continue the Contract rather than
                                       Contract Owner's estate.     receive the distribution.
----------------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS THE ANNUITANT)           The beneficiary (ies),       Unless, the beneficiary elects to         Yes
(WITH NO JOINT OWNER)                  or if none, to the           continue the Contract rather than
                                       Contract Owner's estate      receive the distribution.
----------------------------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO IS        The surviving Joint                                                    Yes
NOT THE ANNUITANT)                     Owner.
----------------------------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO IS        The beneficiary (ies),       Unless the beneficiary elects to          Yes
THE ANNUITANT)                         or if none, to the           continue the Contract rather than
                                       surviving Joint Owner.       receive the distribution.
----------------------------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS NOT        The surviving Joint          Unless the spouse elects to continue      Yes
THE ANNUITANT)                         Owner.                       the Contract rather than receive the
                                                                    distribution.
----------------------------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS THE        The beneficiary (ies),       Unless the spouse elects to continue      Yes
ANNUITANT)                             or if none, to the           the Contract rather than receive the
                                       surviving Joint Owner.       distribution.

                                                                    A spouse who is not the beneficiary
                                                                    may decline to receive the proceeds
                                                                    or to continue the Contract and
                                                                    instruct the company to pay the
                                                                    beneficiary, who may elect to
                                                                    continue the Contract.
----------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS NOT THE              The beneficiary (ies),       Unless, where there is no CONTINGENT      Yes
CONTRACT OWNER)                        or if none, to the           ANNUITANT, the beneficiary elects to
                                       CONTRACT OWNER.              continue the Contract rather than
                                                                    receive the distribution.

                                                                    Or unless, there is a CONTINGENT
                                                                    ANNUITANT. Then, the CONTINGENT
                                                                    ANNUITANT becomes the ANNUITANT and
                                                                    the Contract continues in effect
                                                                    (generally using the original
                                                                    MATURITY DATE). The proceeds will
                                                                    then be paid upon the death of the
                                                                    CONTINGENT ANNUITANT or Owner.
----------------------------------------------------------------------------------------------------------------------------------

                               QUALIFIED CONTRACTS

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  MANDATORY
     BEFORE THE MATURITY DATE,             THE COMPANY WILL                                                     PAYOUT RULES
       UPON THE DEATH OF THE             PAY THE PROCEEDS TO        UNLESS. . .                                    APPLY*
----------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS THE CONTRACT         See death of "owner who                                                Yes
OWNER)                                 is the ANNUITANT" above.
----------------------------------------------------------------------------------------------------------------------------------
OWNER / ANNUITANT                      The beneficiary (ies),       Unless the beneficiary elects to          Yes
                                       or if none, to the           continue the Contract rather than
                                       CONTRACT OWNER'S estate.     receive the distribution.
----------------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                            No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.
----------------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                 No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.
----------------------------------------------------------------------------------------------------------------------------------

--------------
 * Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER): Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES):
If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump-sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract as a Contract Owner, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

       o   transfer ownership

       o   make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. All other fees and charges applicable to the original Contract will also apply to the continued Contract. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular payments (Annuity Payments). You can choose the month and the year in which those payments begin (Maturity Date). You can also choose among income payouts (annuity or income options) or elect a lump-sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity or income payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; or (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor. Income options are for a fixed period or amount. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first contract anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday or ten years after the effective date of the Contract, if later.

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the Accumulation Period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See Transfers.)

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding option by the corresponding accumulation unit value as of 14 days before the date Annuity Payments begin. We use an annuity unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the cash surrender value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the contract tables (or, if they would produce a larger payment, the tables then in effect on the Maturity Date) by the number of thousands of dollars of Contract Value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor. We call this your Net Investment Rate. For example, a Net Investment Rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments which do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity or income option selection any time up to the Maturity Date. Once Annuity or income Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly annuity or income payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract. (See Annuity Options.)

The minimum amount that can be placed under an annuity or income option will be $1,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the cash surrender value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Other Annuity Options. The Company will make any other arrangements for Annuity Payments as may be mutually agreed upon.

INCOME OPTIONS

Instead of one of the annuity options described above, and subject to the conditions described under "Election of Options," all or part of the Contract's Cash Surrender Value (or, if required by state law, Contract Value) may be paid under one or more of the following income options, provided that they are consistent with federal tax law qualification requirements. Payments under the income options may be elected on a monthly, quarterly, semiannual or annual basis:

Option 1 -- Payments of a Fixed Amount. We will make equal payments of the amount elected until the Cash Surrender Value applied under this option has been exhausted. We will pay the first payment and all later payments from each funding option or the Fixed Account in proportion to the Cash Surrender Value attributable to each funding option and/or Fixed Account. The final payment will include any amount insufficient to make another full payment.

Option 2 -- Payments for a Fixed Period without Life Contingency. We will make payments for the period selected. The amount of each payment will be equal to the remaining Cash Surrender Value applied under this option divided by the number of remaining payments.

Option 3 -- Other Income Options. We will make any other arrangements for income options as may be mutually agreed upon.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the variable annuity option "Payments for a Fixed Period without Life Contingency".

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the

Assumed (Daily) Net Investment Factor used to calculate the annuity payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.

                        MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any contract charges and premium taxes you paid (but not any fees and charges the underlying fund assessed) within twenty days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a written request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

You do not need to make any Purchase Payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $1,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in the Separate Account may not reasonably occur or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

First Citicorp Life Insurance Company and Citicorp Life Insurance Company each sponsor Separate Accounts: First Citicorp Life Variable Annuity Separate Account and Citicorp Life Variable Annuity Separate Account, respectively. Both First Citicorp Life Variable Annuity Separate Account and Citicorp Life Variable Annuity Separate Account were established on July 6, 1994 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the contracts exclusively in the shares of the variable funding options.

We hold the assets of First Citicorp Life Variable Annuity Separate Account and Citicorp Life Variable Annuity Separate Account for the exclusive and separate benefit of the owners of each separate account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Fund Option. In those cases, we can create "hypothetical historical performance" of a Variable Fund Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------
The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of Contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity contracts continue to be taxed as ordinary income (top rate of 35%).

TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity Contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to minimum distribution rules as provided by the Code and described below.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or Contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities.

ANNUITANT

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the beneficiary provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified.

As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws. Similarly, when you receive an Annuity Payment, part of each payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes.

If a non-qualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for Contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) There is income in the Contract to the extent the contract value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.

Federal tax law requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity Contract for Federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for Federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all Contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate

Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the contract value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANIES

First Citicorp Life Insurance Company is a stock life insurance company organized under the laws of the State of New York in 1978. First Citicorp Life is wholly owned by Citicorp Life Insurance Company, an Arizona insurer, which in turn, is wholly owned by Citibank Delaware. Citibank Delaware is a wholly owned subsidiary of Citicorp Holdings Inc., which in turn, is a wholly owned subsidiary of Citigroup Inc. one of the world's largest bank holding companies. First Citicorp Life engages in the reinsurance of credit life insurance issued by other insurance companies. First Citicorp Life also issues term life insurance and fixed and variable annuities on a direct basis. The Company's Home Office is located at 666 Fifth Avenue, 3rd Floor, New York, NY 10103.

Citicorp Life Insurance Company (formerly Family Guardian Life Insurance Company) is a stock life insurance company organized under the laws of Arizona in 1971. Citicorp Life is wholly owned by Citibank Delaware. Citibank Delaware is a wholly owned subsidiary of Citicorp Holdings, Inc., which, in turn, is a wholly owned subsidiary of Citigroup Inc., one of the world's largest bank holding companies. Citicorp Life engages in the reinsurance of credit life insurance issued by other insurance companies. Citicorp Life also issues term life insurance and fixed and variable annuities on a direct basis. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103.

FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. Travelers Distribution LLC ("TDLLC") serves as the principal underwriter and distributor of the securities offered through this Prospectus pursuant to the terms of the Distribution and Principal Underwriting Agreement. TDLLC also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies.

TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD"). TDLLC is affiliated with the Company and each Separate Account. TDLLC, as the principal underwriter and distributor, does not retain any fees under the Contracts.

The Contracts are offered on a continuous basis. TDLLC enters into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. We intend to offer the Contract in all jurisdictions where we are licensed to do business and where the Contract is approved.

COMPENSATION. Broker-dealers who have selling agreements with TDLLC are paid compensation for the promotion and sale of the Contracts according to one or more schedules. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. Compensation paid on the Contracts, as well as other incentives or payments, are not assessed as an additional direct charge to Contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract and from profits on payments received by the Company and TDLLC for providing administrative, marketing and other support and services to the Funds.

The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 10% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 2% annually of average account value (if asset-based compensation is paid to registered representatives). We may also periodically establish commission specials; however, commissions paid under these specials will not exceed the amounts described immediately above. To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

Broker-dealer firms may receive separate compensation or reimbursement for, among other things, training of sales personnel, marketing or other services they provide to the Company or our affiliates. In addition, the Company or TDLLC may enter into special compensation arrangements with certain broker-dealer firms based on aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms.

The Company and TDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more Underlying Funds or serves as a subadviser to a Portfolio of The Travelers Series Trust or Travelers Series Fund Inc., which are offered under the Contracts. These firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management.

CITICORP INVESTMENT SERVICES, INC. TDLLC has entered into a selling agreement with Citicorp Investment Services, Inc. ("CIS"), which is affiliated with the Company. CIS is a subsidiary of Citibank, N.A. Registered representatives of CIS, who are properly licensed and appointed, may offer the Contract to customers.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a contract govern that contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.

LEGAL PROCEEDINGS AND OPINIONS

In 2003, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Companies have received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. In March 2004, the SEC requested additional information about the Companies' variable product operations on market timing, late trading and revenue sharing. The Companies are cooperating fully with all of these reviews and are not able to predict their outcomes.

Notwithstanding the above, there are no pending legal proceedings affecting either the Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse affect on the ability of either Company to meet its obligations under the applicable contract.

FIRST CITICORP LIFE INSURANCE COMPANY

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Company, its authority to issue variable annuity contracts under New York law and the validity of the forms of the variable annuity contracts under New York law, have been passed on by the Deputy General Counsel of the Company.

CITICORP LIFE INSURANCE COMPANY

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Company, its authority to issue variable annuity contracts under Arizona law and the validity of the forms of the variable annuity contracts under Arizona law, have been passed on by the Deputy General Counsel of the Company.

                   APPENDIX A--CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                 CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information.


                       SEPARATE ACCOUNT CHARGES 1.40% (CE)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
----------------                                              ------  --------------  ---------------    -------------------
   High Yield Bond Trust (7/99).............................   2003        1.098           1.398               1,269,679
                                                               2002        1.064           1.098               1,328,426
                                                               2001        0.985           1.064               1,467,490
                                                               2000        0.990           0.985               1,423,194
                                                               1999        1.000           0.990                 387,820

   Money Market Portfolio (7/99)............................   2003        1.094           1.087                 186,528
                                                               2002        1.094           1.094                 209,839
                                                               2001        1.070           1.094                 455,269
                                                               2000        1.020           1.070                 298,796
                                                               1999        1.000           1.020                 103,494

AIM Variable Insurance Funds
   AIM V.I. Balanced Fund -- Series I (5/01)................   2003        0.752           0.862                      --
                                                               2002        0.920           0.752                      --
                                                               2001        1.000           0.920                      --

   AIM V.I. Premier Equity Fund -- Series I (5/00)..........   2003        0.480           0.592                 777,579
                                                               2002        0.698           0.480                 899,769
                                                               2001        0.810           0.698               1,021,639
                                                               2000        1.000           0.810                 615,260

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/01)...........................................   2003        0.716           0.933                  85,359
                                                               2002        0.934           0.716                  85,359
                                                               2001        1.000           0.934                  10,009

   AllianceBernstein Premier Growth Portfolio --
   Class B (6/02)...........................................   2003        0.593           0.721                   5,192
                                                               2002        0.869           0.593                   5,192
                                                               2001        1.000           0.869                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
----------------                                              ------  --------------  ---------------    -------------------
   AllianceBernstein Technology Portfolio -- Class B (5/00).   2003        0.274           0.388                 241,596
                                                               2002        0.477           0.274                 371,100
                                                               2001        0.649           0.477                 545,479
                                                               2000        1.000           0.649                 412,584

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund -- Class 2 Shares (6/99).........   2003        0.777           1.052                 385,724
                                                               2002        1.105           0.777                 434,324
                                                               2001        1.323           1.105                 483,622
                                                               2000        1.606           1.323                 582,663
                                                               1999        1.000           1.606                 353,953

   Templeton Foreign Securities Fund -- Class 2
   Shares (6/99)............................................   2003        0.740           0.965                 994,519
                                                               2002        0.921           0.740               1,168,470
                                                               2001        1.113           0.921               1,312,710
                                                               2000        1.155           1.113               1,320,869
                                                               1999        1.000           1.155                 523,110

Greenwich Street Series Fund
   Appreciation Portfolio (4/01)............................   2003        0.808           0.992                 124,483
                                                               2002        0.993           0.808                 122,822
                                                               2001        1.000           0.993                 136,510

   Equity Index Portfolio -- Class II Shares (10/99)........   2003        2.109           2.657                 165,705
                                                               2002        2.756           2.109                 192,035
                                                               2001        3.189           2.756                 264,771
                                                               2000        3.566           3.189                 303,807
                                                               1999        1.000           3.566                  91,907

   Fundamental Value Portfolio (5/01).......................   2003        0.719           0.983                 178,788
                                                               2002        0.927           0.719                 163,806
                                                               2001        1.000           0.927                  56,243

PIMCO Variable Insurance Trust
   Total Return Portfolio -- Administrative Class (5/01)....   2003        1.135           1.175                 347,702
                                                               2002        1.055           1.135                 196,940
                                                               2001        1.000           1.055                  87,237

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
----------------                                              ------  --------------  ---------------    -------------------
Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares (4/01)   2003        0.570           0.742                      --
                                                               2002        0.821           0.570                      --
                                                               2001        1.000           0.821                      --

   Putnam VT International Equity Fund -- Class IB
   Shares (4/01)............................................   2003        0.701           0.888                      --
                                                               2002        0.863           0.701                      --
                                                               2001        1.000           0.863                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01).   2003        0.888           1.310                  20,947
                                                               2002        1.101           0.888                  60,072
                                                               2001        1.000           1.101                  12,635

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/99)...........................   2003        0.961           1.318                 895,659
                                                               2002        1.301           0.961               1,106,497
                                                               2001        1.295           1.301               1,332,364
                                                               2000        1.110           1.295               1,175,386
                                                               1999        1.000           1.110                 487,553

   High Yield Bond Fund -- Class I (6/99)...................   2003        1.110           1.360                 248,108
                                                               2002        1.049           1.110                 244,263
                                                               2001        1.012           1.049                 252,276
                                                               2000        1.026           1.012                 259,134
                                                               1999        1.000           1.026                 243,341

   Investors Fund -- Class I (6/99).........................   2003        0.826           1.078               1,309,214
                                                               2002        1.089           0.826               1,512,898
                                                               2001        1.152           1.089               1,579,948
                                                               2000        1.014           1.152               1,503,264
                                                               1999        1.000           1.014                 880,932

   Total Return Fund -- Class I (6/99)......................   2003        0.933           1.067                 569,803
                                                               2002        1.016           0.933                 788,201
                                                               2001        1.039           1.016                 845,157
                                                               2000        0.976           1.039                 721,355
                                                               1999        1.000           0.976                 680,016

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
----------------                                              ------  --------------  ---------------    -------------------
Smith Barney Investment Series
   SB Government Portfolio -- Class A Shares (12/99)........   2003        1.234           1.226                   6,017
                                                               2002        1.160           1.234                  27,604
                                                               2001        1.111           1.160                  46,643
                                                               2000        0.988           1.111                  64,949
                                                               1999        1.000           0.988                  22,640

   Smith Barney Growth and Income Portfolio (9/99)..........   2003        0.670           0.860                 233,965
                                                               2002        0.873           0.670                 242,320
                                                               2001        0.992           0.873                 317,608
                                                               2000        1.082           0.992                 422,540
                                                               1999        1.000           1.082                 136,745

   Smith Barney Large Cap Core Portfolio (9/99).............   2003        0.680           0.828                 108,050
                                                               2002        0.932           0.680                 114,875
                                                               2001        1.105           0.932                 337,303
                                                               2000        1.182           1.105                 559,088
                                                               1999        1.000           1.182                 186,983

   Smith Barney Premier Selections All Cap Growth
   Portfolio (10/99)........................................   2003        0.845           1.119                 170,897
                                                               2002        1.171           0.845                 163,550
                                                               2001        1.383           1.171                 221,520
                                                               2000        1.190           1.383                 277,463
                                                               1999        1.000           1.190                  61,531

The Travelers Series Trust
   Equity Income Portfolio (8/00)...........................   2003        0.851           1.101                  49,743
                                                               2002        1.003           0.851                  58,088
                                                               2001        1.089           1.003                  46,932
                                                               2000        1.000           1.089                  15,684

   Large Cap Portfolio (6/99)...............................   2003        0.641           0.788               3,269,157
                                                               2002        0.842           0.641               3,618,271
                                                               2001        1.033           0.842               4,070,596
                                                               2000        1.225           1.033               4,306,660
                                                               1999        1.000           1.225               2,109,249

   Merrill Lynch Large Cap Core Portfolio (6/99)............   2003        0.634           0.757                 628,724
                                                               2002        0.859           0.634                 841,165

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
----------------                                              ------  --------------  ---------------    -------------------
   Merrill Lynch Large Cap Core Portfolio  (continued)......   2001        1.123           0.859                 956,644
                                                               2000        1.206           1.123                 992,800
                                                               1999        1.000           1.206                 805,921

   MFS Emerging Growth Portfolio (5/00).....................   2003        0.330           0.421                 586,972
                                                               2002        0.510           0.330                 833,192
                                                               2001        0.810           0.510                 866,514
                                                               2000        1.000           0.810                 522,047

   MFS Mid Cap Growth Portfolio (6/99)......................   2003        0.643           0.869               1,141,835
                                                               2002        1.275           0.643               1,377,450
                                                               2001        1.694           1.275               1,442,243
                                                               2000        1.570           1.694               1,473,792
                                                               1999        1.000           1.570                 726,745

   Travelers Quality Bond Portfolio (6/99)..................   2003        1.170           1.234                 586,248
                                                               2002        1.122           1.170                 721,120
                                                               2001        1.062           1.122                 662,527
                                                               2000        1.006           1.062                 678,671
                                                               1999        1.000           1.006                 323,931

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/99)................   2003        0.695           0.886               1,122,503
                                                               2002        0.926           0.695               1,537,693
                                                               2001        1.232           0.926               1,804,610
                                                               2000        1.394           1.232               1,733,070
                                                               1999        1.000           1.394                 954,495

   MFS Total Return Portfolio (6/99)........................   2003        1.046           1.202               1,165,495
                                                               2002        1.119           1.046               1,242,738
                                                               2001        1.135           1.119               1,450,825
                                                               2000        0.987           1.135               1,557,751
                                                               1999        1.000           0.987                 880,103

   Pioneer Strategic Income Portfolio (6/99)................   2003        1.063           1.253                 580,415
                                                               2002        1.018           1.063                 744,611
                                                               2001        0.990           1.018                 804,377
                                                               2000        1.008           0.990                 788,292
                                                               1999        1.000           1.008                 319,191

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
----------------                                              ------  --------------  ---------------    -------------------
   Smith Barney Aggressive Growth Portfolio (5/01)..........   2003        0.692           0.918                 184,014
                                                               2002        1.042           0.692                 159,682
                                                               2001        1.000           1.042                  56,062

   Smith Barney International All Cap Growth
   Portfolio (5/01).........................................   2003        0.578           0.727                      --
                                                               2002        0.789           0.578                      --
                                                               2001        1.000           0.789                      --

   Smith Barney Large Cap Value Portfolio (5/01)............   2003        0.674           0.849                  13,899
                                                               2002        0.917           0.674                  13,899
                                                               2001        1.000           0.917                  13,899

   Smith Barney Large Capitalization Growth Portfolio (4/01)   2003        0.684           0.996                  32,816
                                                               2002        0.923           0.684                      --
                                                               2001        1.000           0.923                      --

   Smith Barney Mid Cap Core Portfolio (4/01)...............   2003        0.754           0.964                  39,394
                                                               2002        0.945           0.754                      --
                                                               2001        1.000           0.945                      --

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (7/02).............   2003        0.732           0.944                  31,240
                                                               2002        0.922           0.732                  24,421
                                                               2001        1.000           0.922                      --

   Emerging Growth Portfolio -- Class II Shares (5/01)......   2003        0.546           0.684                   4,471
                                                               2002        0.822           0.546                   3,211
                                                               2001        1.000           0.822                   3,211

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (6/99).........................................   2003        0.943           1.320                 187,863
                                                               2002        1.286           0.943                 269,353
                                                               2001        1.556           1.286                 325,040
                                                               2000        1.448           1.556                 177,429
                                                               1999        1.000           1.448                  52,740

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
----------------                                              ------  --------------  ---------------    -------------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class 2 (5/00)........   2003        0.720           0.910                 259,737
                                                               2002        0.807           0.720                 310,773
                                                               2001        0.935           0.807                 253,045
                                                               2000        1.000           0.935                 189,353

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio -- Service
   Class 2 (6/02)...........................................   2003        0.788           0.971                   5,564
                                                               2002        0.864           0.788                     794
                                                               2001        1.000           0.864                      --


                                      NOTES

Effective March 31, 2003 Alliance Variable Product Series Fund, Inc: Technology Portfolio -- Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Technology Portfolio -- Class B

Effective March 31,2003 Alliance Variable Product Series Fund, Inc: Growth & Income Portfolio -- Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Growth and Income Portfolio -- \ Class B

Effective March 31, 2003 Alliance Variable Product Series Fund, Inc: Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Premier Growth Portfolio -- Class B

Effective April 30, 2003 Putnam Variable Trust: Putnam VT Voyager II Fund -- Class IB Shares changed its name to Putnam VT Discovery Growth Fund -- Class IB Shares

Effective April 30, 2003 Putnam Variable Trust: Putnam VT International Growth Fund -- Class IB Shares changed its name to Putnam VT International Equity Fund -- Class IB Shares.

Effective April 30, 2003 Salomon Brother Variable Series Funds Inc.: Capital Fund -- Class I changed its name to All Cap Fund -- Class I.

Effective May 12, 2003 Smith Barney Investment Series: Smith Barney Government Portfolio changed its name to SB Government Portfolio -- Class A Shares

Effective July 1, 2003: The Travelers Series Fund Inc.: Putnam Diversified Income Portfolio changed its name to Pioneer Strategic Income Portfolio

Effective November 17, 2003: The Travelers Series Trust: MFS Research Portfolio changed its name to Merrill Lynch Large Cap Core Portfolio.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Putnam Variable Trust: Putnam VT Discovery Growth Fund -- Class IB Share is no longer available to new contract owners.

Smith Barney Investment Series: SB Government Portfolio -- Class A Shares is no longer available to new contract owners

                   APPENDIX B--CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

              FIRST CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information.


                       SEPARATE ACCOUNT CHARGES 1.40% (CE)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
----------------                                              ------  --------------  ---------------    -------------------
   High Yield Bond Trust (7/99).............................   2003        1.098           1.398                 663,301
                                                               2002        1.064           1.098                 701,831
                                                               2001        0.985           1.064                 933,279
                                                               2000        0.990           0.985                 797,443
                                                               1999        1.000           0.990                 229,711

   Money Market Portfolio (7/99)............................   2003        1.094           1.087               1,573,792
                                                               2002        1.094           1.094               3,006,951
                                                               2001        1.070           1.094               3,340,414
                                                               2000        1.020           1.070               1,806,081
                                                               1999        1.000           1.020                 325,542

AIM Variable Insurance Funds
   AIM V.I. Balanced Fund -- Series I (10/01)...............   2003        0.752           0.862                   8,661
                                                               2002        0.920           0.752                   7,557
                                                               2001        1.000           0.920                   3,806

   AIM V.I. Premier Equity Fund -- Series I (5/00)..........   2003        0.480           0.592               3,280,257
                                                               2002        0.698           0.480               3,830,466
                                                               2001        0.810           0.698               5,229,207
                                                               2000        1.000           0.810               5,190,175

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (7/01)...........................................   2003        0.716           0.933                  99,615
                                                               2002        0.934           0.716                  91,434
                                                               2001        1.000           0.934                   7,817

   AllianceBernstein Premier Growth Portfolio --
   Class B (12/01)..........................................   2003        0.593           0.721                   7,327
                                                               2002        0.869           0.593                   7,327
                                                               2001        1.000           0.869                   2,426

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
----------------                                              ------  --------------  ---------------    -------------------
   AllianceBernstein Technology Portfolio -- Class B (5/00).   2003        0.274           0.388               3,137,903
                                                               2002        0.477           0.274               3,553,041
                                                               2001        0.649           0.477               4,367,933
                                                               2000        1.000           0.649               4,555,999

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund -- Class 2 Shares (6/99).........   2003        0.777           1.052               1,804,874
                                                               2002        1.105           0.777               2,006,594
                                                               2001        1.323           1.105               2,355,368
                                                               2000        1.606           1.323               2,559,721
                                                               1999        1.000           1.606                 610,331

   Templeton Foreign Securities Fund -- Class 2
   Shares (6/99)............................................   2003        0.740           0.965               3,584,444
                                                               2002        0.921           0.740               4,191,795
                                                               2001        1.113           0.921               5,705,291
                                                               2000        1.155           1.113               6,380,305
                                                               1999        1.000           1.155               1,695,047

Greenwich Street Series Fund
   Appreciation Portfolio (4/01)............................   2003        0.808           0.992                 855,682
                                                               2002        0.993           0.808                 782,627
                                                               2001        1.000           0.993                 611,988

   Equity Index Portfolio -- Class II Shares (9/99).........   2003        2.109           2.657               1,674,934
                                                               2002        2.756           2.109               1,942,355
                                                               2001        3.189           2.756               2,369,636
                                                               2000        3.566           3.189               2,314,812
                                                               1999        1.000           3.566                 653,332

   Fundamental Value Portfolio (5/01).......................   2003        0.719           0.983                 607,296
                                                               2002        0.927           0.719                 371,930
                                                               2001        1.000           0.927                 287,160

PIMCO Variable Insurance Trust
   Total Return Portfolio -- Administrative Class (5/01)....   2003        1.135           1.175               1,353,478
                                                               2002        1.055           1.135               1,297,327
                                                               2001        1.000           1.055                 102,543

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
----------------                                              ------  --------------  ---------------    -------------------
Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares (4/01)   2003        0.570           0.742                      --
                                                               2002        0.821           0.570                      --
                                                               2001        1.000           0.821                      --

   Putnam VT International Equity Fund -- Class IB
   Shares (3/02)............................................   2003        0.701           0.888                  34,786
                                                               2002        0.863           0.701                  31,770
                                                               2001        1.000           0.863                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01).   2003        0.888           1.310                 105,996
                                                               2002        1.101           0.888                  98,107
                                                               2001        1.000           1.101                  26,300

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/99)...........................   2003        0.961           1.318               7,582,500
                                                               2002        1.301           0.961               8,704,358
                                                               2001        1.295           1.301              10,639,024
                                                               2000        1.110           1.295              10,999,748
                                                               1999        1.000           1.110               5,371,395

   High Yield Bond Fund -- Class I (6/99)...................   2003        1.110           1.360                 986,566
                                                               2002        1.049           1.110               1,221,088
                                                               2001        1.012           1.049               1,403,990
                                                               2000        1.026           1.012               1,439,268
                                                               1999        1.000           1.026                 720,018

   Investors Fund -- Class I (6/99).........................   2003        0.826           1.078               6,761,800
                                                               2002        1.089           0.826               7,617,928
                                                               2001        1.152           1.089               9,331,074
                                                               2000        1.014           1.152              10,218,846
                                                               1999        1.000           1.014               5,822,883

   Total Return Fund -- Class I (6/99)......................   2003        0.933           1.067               2,485,696
                                                               2002        1.016           0.933               2,825,528
                                                               2001        1.039           1.016               3,546,592
                                                               2000        0.976           1.039               4,159,513
                                                               1999        1.000           0.976               2,312,186

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
----------------                                              ------  --------------  ---------------    -------------------
Smith Barney Investment Series
   SB Government Portfolio -- Class A Shares (10/99)........   2003        1.234           1.226                 989,320
                                                               2002        1.160           1.234               1,239,662
                                                               2001        1.111           1.160               1,413,099
                                                               2000        0.988           1.111               1,057,208
                                                               1999        1.000           0.988                 118,579

   Smith Barney Growth and Income Portfolio (9/99)..........   2003        0.670           0.860               1,090,231
                                                               2002        0.873           0.670               1,228,726
                                                               2001        0.992           0.873               1,719,868
                                                               2000        1.082           0.992               1,668,141
                                                               1999        1.000           1.082                 481,693

   Smith Barney Large Cap Core Portfolio (9/99).............   2003        0.680           0.828               2,203,344
                                                               2002        0.932           0.680               2,554,011
                                                               2001        1.105           0.932               3,095,027
                                                               2000        1.182           1.105               3,398,851
                                                               1999        1.000           1.182               1,085,790

   Smith Barney Premier Selections All Cap Growth
   Portfolio (9/99).........................................   2003        0.845           1.119               1,223,936
                                                               2002        1.171           0.845               1,443,689
                                                               2001        1.383           1.171               1,757,255
                                                               2000        1.190           1.383               1,737,712
                                                               1999        1.000           1.190                 395,923

The Travelers Series Trust
   Equity Income Portfolio (5/00)...........................   2003        0.851           1.101                 863,508
                                                               2002        1.003           0.851                 793,721
                                                               2001        1.089           1.003               1,019,162
                                                               2000        1.000           1.089                 865,435

   Large Cap Portfolio (6/99)...............................   2003        0.641           0.788              11,401,876
                                                               2002        0.842           0.641              12,856,211
                                                               2001        1.033           0.842              15,963,286
                                                               2000        1.225           1.033              18,080,222
                                                               1999        1.000           1.225               8,172,389

   Merrill Lynch Large Cap Core Portfolio (6/99)............   2003        0.634           0.757               4,020,096
                                                               2002        0.859           0.634               4,534,604

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
----------------                                              ------  --------------  ---------------    -------------------
   Merrill Lynch Large Cap Core Portfolio  (continued)......   2001        1.123           0.859               5,463,759
                                                               2000        1.206           1.123               6,108,726
                                                               1999        1.000           1.206               3,145,553

   MFS Emerging Growth Portfolio (5/00).....................   2003        0.330           0.421               2,227,491
                                                               2002        0.510           0.330               2,716,700
                                                               2001        0.810           0.510               3,004,546
                                                               2000        1.000           0.810               3,090,800

   MFS Mid Cap Growth Portfolio (6/99)......................   2003        0.643           0.869               4,177,838
                                                               2002        1.275           0.643               4,610,050
                                                               2001        1.694           1.275               5,758,372
                                                               2000        1.570           1.694               6,070,239
                                                               1999        1.000           1.570               1,542,218

   Travelers Quality Bond Portfolio (6/99)..................   2003        1.170           1.234               4,244,612
                                                               2002        1.122           1.170               4,551,803
                                                               2001        1.062           1.122               4,803,284
                                                               2000        1.006           1.062               3,868,936
                                                               1999        1.000           1.006               1,879,153

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/99)................   2003        0.695           0.886               7,049,926
                                                               2002        0.926           0.695               8,003,784
                                                               2001        1.232           0.926              10,399,299
                                                               2000        1.394           1.232              11,053,797
                                                               1999        1.000           1.394               3,443,559

   MFS Total Return Portfolio (6/99)........................   2003        1.046           1.202               5,800,484
                                                               2002        1.119           1.046               6,556,444
                                                               2001        1.135           1.119               7,478,380
                                                               2000        0.987           1.135               7,961,933
                                                               1999        1.000           0.987               4,154,043

   Pioneer Strategic Income Portfolio (6/99)................   2003        1.063           1.253                 933,064
                                                               2002        1.018           1.063               1,195,441
                                                               2001        0.990           1.018               1,343,207
                                                               2000        1.008           0.990               1,406,014
                                                               1999        1.000           1.008                 976,461

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
----------------                                              ------  --------------  ---------------    -------------------
   Smith Barney Aggressive Growth Portfolio (5/01)..........   2003        0.692           0.918               1,258,492
                                                               2002        1.042           0.692               1,107,937
                                                               2001        1.000           1.042                 594,585

   Smith Barney International All Cap Growth
   Portfolio (1/00).........................................   2003        0.578           0.727                  32,427
                                                               2002        0.789           0.578                      --
                                                               2001        1.000           0.789                      --

   Smith Barney Large Cap Value Portfolio (11/01)...........   2003        0.674           0.849                 100,041
                                                               2002        0.917           0.674                  83,625
                                                               2001        1.000           0.917                  79,903

   Smith Barney Large Capitalization Growth Portfolio (6/02)   2003        0.684           0.996                 126,606
                                                               2002        0.923           0.684                  21,357
                                                               2001        1.000           0.923                      --

   Smith Barney Mid Cap Core Portfolio (5/01)...............   2003        0.754           0.964                 331,586
                                                               2002        0.945           0.754                 371,898
                                                               2001        1.000           0.945                  87,535

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (5/01).............   2003        0.732           0.944                 268,726
                                                               2002        0.922           0.732                 212,379
                                                               2001        1.000           0.922                  31,711

   Emerging Growth Portfolio -- Class II Shares (3/02)......   2003        0.546           0.684                  18,511
                                                               2002        0.822           0.546                  13,851
                                                               2001        1.000           0.822                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (6/99).........................................   2003        0.943           1.320               1,075,068
                                                               2002        1.286           0.943               1,271,611
                                                               2001        1.556           1.286               1,687,182
                                                               2000        1.448           1.556                 523,976
                                                               1999        1.000           1.448                 114,352

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
----------------                                              ------  --------------  ---------------    -------------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class 2 (5/00)........   2003        0.720           0.910               1,546,685
                                                               2002        0.807           0.720               1,504,764
                                                               2001        0.935           0.807               1,714,241
                                                               2000        1.000           0.935               1,779,892

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio -- Service
   Class 2 (1/00)...........................................   2003        0.788           0.971                   8,146
                                                               2002        0.864           0.788                      --
                                                               2001        1.000           0.864                      --


                                      NOTES

Effective March 31, 2003 Alliance Variable Product Series Fund, Inc: Technology Portfolio -- Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Technology Portfolio -- Class B

Effective March 31,2003 Alliance Variable Product Series Fund, Inc: Growth & Income Portfolio -- Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Growth and Income Portfolio -- Class B

Effective March 31, 2003 Alliance Variable Product Series Fund, Inc: Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Premier Growth Portfolio -- Class B

Effective April 30, 2003 Putnam Variable Trust: Putnam VT Voyager II Fund -- Class IB Shares changed its name to Putnam VT Discovery Growth Fund -- Class IB Shares

Effective April 30, 2003 Putnam Variable Trust: Putnam VT International Growth Fund -- Class IB Shares changed its name to Putnam VT International Equity Fund -- Class IB Shares.

Effective April 30, 2003 Salomon Brother Variable Series Funds Inc.: Capital Fund -- Class I changed its name to All Cap Fund -- Class I.

Effective May 12, 2003 Smith Barney Investment Series: Smith Barney Government Portfolio changed its name to SB Government Portfolio -- Class A Shares

Effective July 1, 2003: The Travelers Series Fund Inc.: Putnam Diversified Income Portfolio changed its name to Pioneer Strategic Income Portfolio

Effective November 17, 2003: The Travelers Series Trust: MFS Research Portfolio changed its name to Merrill Lynch Large Cap Core Portfolio.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Putnam Variable Trust: Putnam VT Discovery Growth Fund -- Class IB Share is no longer available to new contract owners.

Smith Barney Investment Series: SB Government Portfolio -- Class A Shares is no longer available to new contract owners.

                                   APPENDIX C
--------------------------------------------------------------------------------

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the separate accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic annuity payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed annuity payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at not less than 3% per year. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of 3% per year in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guarantee of 3% for any given year.

TRANSFERS

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to variable funding options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions.

Automated transfers from the Fixed Account to any of the Variable Funding Option may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                                   APPENDIX D
--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to First Citicorp Life Insurance Company or Citicorp Life Insurance Company. A list of the contents of the Statement of Additional Information is set forth below:

                              The Insurance Company
                              Principal Underwriter
                              Distribution and Principal Underwriting Agreement Valuation of Assets
                              Federal Tax Considerations
                              Independent Accountants
                              Financial Statements



--------------------------------------------------------------------------------
Copies of the Statement of Additional Information dated May 3, 2004 are available without charge. To request a copy, please clip this coupon on the dotted line above, enter your name and address in the spaces provided below, and mail to: The Company's Customer Service Office, One Cityplace, Hartford, Connecticut 06103. First Citicorp Life Insurance Company's Statement of Additional Information is printed on Form L-20675S, and Citicorp Life Insurance Company's Statement of Additional Information is printed on Form L-20676S.


Name:
            ---------------------------------------------------
Address:
            ---------------------------------------------------

            ---------------------------------------------------

                       THIS PAGE INTENTIONALLY LEFT BLANK.

L-20675                                                              May 3, 2004

                                     PART B

          INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                                    CITIELITE

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 3, 2004

                                       FOR

              FIRST CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT

                                    ISSUED BY

                      FIRST CITICORP LIFE INSURANCE COMPANY



This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Contract Prospectus dated May 3, 2004. A copy of the Prospectus may be obtained by writing to First Citicorp Life Insurance Company, Customer Service, One Cityplace, Hartford, CT 06103 or by calling (800) 497-4857.




                                TABLE OF CONTENTS

THE INSURANCE COMPANY....................................................      2
PRINCIPAL UNDERWRITER....................................................      2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT........................      2
VALUATION OF ASSETS......................................................      2
FEDERAL TAX CONSIDERATIONS...............................................      3
INDEPENDENT AUDITORS.....................................................      7
FINANCIAL STATEMENTS.....................................................    F-1

                              THE INSURANCE COMPANY

First Citicorp Life Insurance Company is a stock insurance company organized under the laws of the State of New York in 1978. First Citicorp Life is wholly owned by Citicorp Life Insurance Company, an Arizona insurer, which in turn, is wholly owned by Citibank Delaware, an indirect, wholly owned subsidiary of Citigroup Inc. ("Citigroup"), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. Citigroup's activities are conducted through the Global Consumer, Global Corporate, Global Investment Management and Private Banking, and Investment Activities. The Company's Home Office is located at 334 West 34th Street, New York, New York 10001, with its administrative office at One Cityplace, Hartford, Connecticut 06103-3415 and its telephone number is (800) 457-0599.

First Citicorp Life engages in the reinsurance of credit life insurance issued by other insurance companies. First Citicorp Life also issues term life insurance and fixed and variable annuities on a direct basis.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Superintendent of Insurance for the state of New York, New York. An annual statement covering the operations of the Company for the preceding year, as well as its financial condition as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. First Citicorp Life Variable Annuity Separate Account (the "Separate Account") meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of New York laws. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.

It is conceivable that in the future it may be disadvantageous for both variable annuity and variable life insurance separate accounts, or for variable separate accounts of different insurance companies, to invest simultaneously in the same portfolios (called "mixed" and "shared" funding). Currently neither the insurance companies nor the portfolios foresee any such disadvantages to the companies or to variable Contract Owners. Each portfolio's board of trustees, directors or managers intends to monitor events in order to identify any material conflicts between such policy owners and to determine what action, if any, should be taken in response thereto.


                              PRINCIPAL UNDERWRITER

Travelers Distribution LLC ("TDLLC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut. TDLLC is affiliated with the Company and the Separate Account.


                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, TDLLC and the Company, TDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses TDLLC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by TDLLC over the past three years.

                         TDLLC UNDERWRITING COMMISSIONS

------------------------------------------------------------------------------------------------------
                     UNDERWRITING COMMISSIONS PAID TO TDLLC     AMOUNT OF UNDERWRITING COMMISSIONS
YEAR                             BY THE COMPANY                          RETAINED BY TDLLC
------------------------------------------------------------------------------------------------------
2003                                  $414                                      $0
------------------------------------------------------------------------------------------------------
2002                                  $406                                      $0
------------------------------------------------------------------------------------------------------
2001                                 $1,013                                     $0
------------------------------------------------------------------------------------------------------


                               VALUATION OF ASSETS

FUNDING OPTIONS: The value of the assets of each funding option is determined at 4:00 p.m. Eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

THE CONTRACT VALUE: The value of an accumulation unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a funding option from one valuation period to the next. The net investment factor for a funding option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable funding option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a funding option is equal to (a) minus (b), divided by (c) where:

       (a) = investment income plus capital gains and losses (whether realized or unrealized);

       (b) = any deduction for applicable taxes (presently zero); and

       (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A funding option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each funding option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each funding option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each funding option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the annuity unit on the immediately preceding business day, multiplied by (b) the corresponding net investment factor for the valuation period just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a Valuation Period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70 1/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 70 1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986.

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
(b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002 - 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $40,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit was increased under EGTRRA. The applicable limit was increased under EGTRRA to $7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for inflation for years after 2005. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAs

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan each year were increased by EGTRRA. The maximum total annual limit was increased from $35,000 to $40,000. The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") increase on a graduated basis; $11,000 in 2002, $12,000 in 2003, $13,000 in 2004, $14,000 in
2005 and $15,000 in 2006. The $15,000 annual limit will be indexed for inflation after 2006.

SECTION 403(b) PLANS

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($11,000 in 2002, $12,000 in 2003, etc.)

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

    1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

               (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

               (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

               (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law, or

               (d)  the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2. OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE
   YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs. As of January 1, 2003, a recipient receiving periodic payments (e.g., monthly or annual payments under an annuity option) which total $15,600 or less per year, will generally be exempt from periodic withholding.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and cannot elect out of withholding.


                              INDEPENDENT AUDITORS

The statutory financial statements of First Citicorp Life Insurance Company as of December 31, 2003 and 2002, and for each of the years in the two-year period ended December 31, 2003, have been included herein in reliance upon the report of KPMG LLP, independent accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The December 31, 2003 and 2002 statutory financial statements of First Citicorp Life Insurance Company were prepared using accounting principles prescribed or permitted by the New York State Insurance Department.

The financial statements of First Citicorp Life Variable Annuity Separate Account as of December 31, 2003, and for each of the years in the two-year period ended December 31, 2003, have been included herein in reliance upon the report of KPMG LLP, independent accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The December 31, 2003 statutory financial statements of First Citicorp Life Insurance Company were prepared using accounting principles prescribed or permitted by the New York State Insurance Department.

ANNUAL REPORT
DECEMBER 31, 2003

                           FIRST CITICORP LIFE VARIABLE ANNUITY
                           SEPARATE ACCOUNT

One Cityplace
Hartford, CT 06103

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003

                                                                                                                 AIM V.I.
                                                                                          AIM V.I.                CAPITAL
                                                                    MONEY                 BALANCED             APPRECIATION
                                           HIGH YIELD               MARKET                 FUND -                 FUND -
                                           BOND TRUST             PORTFOLIO               SERIES I               SERIES I
                                          -----------            -----------            -----------            -----------
ASSETS:
  Investments at market value:            $   927,453            $ 1,711,170            $     7,473            $12,916,800

  Receivables:
    Dividends ................                     --                    877                     --                     --
                                          -----------            -----------            -----------            -----------

      Total Assets ...........                927,453              1,712,047                  7,473             12,916,800
                                          -----------            -----------            -----------            -----------


LIABILITIES:
  Payables:
    Insurance charges ........                    160                    294                      2                  1,598
    Administrative fees ......                     19                     36                     --                    263
                                          -----------            -----------            -----------            -----------

      Total Liabilities ......                    179                    330                      2                  1,861
                                          -----------            -----------            -----------            -----------

NET ASSETS:                               $   927,274            $ 1,711,717            $     7,471            $12,914,939
                                          ===========            ===========            ===========            ===========

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                   AIM V.I.                                     AIM V.I.
                                           AIM V.I.               GOVERNMENT              AIM V.I.            INTERNATIONAL
                                          CORE EQUITY             SECURITIES               GROWTH                GROWTH
                                             FUND -                 FUND -                 FUND -                FUND -
                                           SERIES I                SERIES I               SERIES I              SERIES I
                                          -----------            -----------            -----------           -------------
ASSETS:
  Investments at market value:            $14,042,566            $11,793,610            $ 4,813,726            $ 8,529,386

  Receivables:
    Dividends ................                     --                     --                     --                     --
                                          -----------            -----------            -----------            -----------

      Total Assets ...........             14,042,566             11,793,610              4,813,726              8,529,386
                                          -----------            -----------            -----------            -----------


LIABILITIES:
  Payables:
    Insurance charges ........                  1,843                  1,626                    668                  1,070
    Administrative fees ......                    286                    243                     98                    173
                                          -----------            -----------            -----------            -----------

      Total Liabilities ......                  2,129                  1,869                    766                  1,243
                                          -----------            -----------            -----------            -----------

NET ASSETS:                               $14,040,437            $11,791,741            $ 4,812,960            $ 8,528,143
                                          ===========            ===========            ===========            ===========

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                                                                       TEMPLETON
      AIM V.I.         ALLIANCEBERNSTEIN                                                        FRANKLIN                FOREIGN
      PREMIER             GROWTH AND          ALLIANCEBERNSTEIN      ALLIANCEBERNSTEIN          SMALL CAP             SECURITIES
      EQUITY                INCOME              PREMIER GROWTH          TECHNOLOGY               FUND -                  FUND -
      FUND -              PORTFOLIO -            PORTFOLIO -            PORTFOLIO -              CLASS 2                 CLASS 2
     SERIES I               CLASS B                CLASS B                CLASS B                SHARES                  SHARES
   -----------         -----------------      -----------------      -----------------         -----------            -----------

   $23,740,310            $    93,000            $     5,284            $ 1,218,254            $ 1,898,804            $ 3,458,792


            --                     --                     --                     --                  1,592                  3,366
   -----------            -----------            -----------            -----------            -----------            -----------

    23,740,310                 93,000                  5,284              1,218,254              1,900,396              3,462,158
   -----------            -----------            -----------            -----------            -----------            -----------




         3,297                     16                      1                    206                    326                    589
           489                      2                     --                     25                     39                     71
   -----------            -----------            -----------            -----------            -----------            -----------

         3,786                     18                      1                    231                    365                    660
   -----------            -----------            -----------            -----------            -----------            -----------

   $23,736,524            $    92,982            $     5,283            $ 1,218,023            $ 1,900,031            $ 3,461,498
   ===========            ===========            ===========            ===========            ===========            ===========

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                               EQUITY INDEX
                                                                PORTFOLIO -           FUNDAMENTAL
                                         APPRECIATION            CLASS II                VALUE                MFS(R)
                                           PORTFOLIO              SHARES               PORTFOLIO           BOND SERIES
                                         -----------           ------------           -----------          -----------
ASSETS:
  Investments at market value:            $9,487,806            $4,450,966            $  597,350            $8,150,572

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

      Total Assets ...........             9,487,806             4,450,966               597,350             8,150,572
                                          ----------            ----------            ----------            ----------


LIABILITIES:
  Payables:
    Insurance charges ........                 1,199                   771                   101                 1,089
    Administrative fees ......                   193                    92                    12                   168
                                          ----------            ----------            ----------            ----------

      Total Liabilities ......                 1,392                   863                   113                 1,257
                                          ----------            ----------            ----------            ----------

NET ASSETS:                               $9,486,414            $4,450,103            $  597,237            $8,149,315
                                          ==========            ==========            ==========            ==========

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

       MFS(R)                MFS(R)                                         MFS(R)                MFS(R)               TOTAL RETURN
     EMERGING                MONEY                   MFS(R)               STRATEGIC               TOTAL                 PORTFOLIO -
      GROWTH                 MARKET                 RESEARCH                INCOME                RETURN              ADMINISTRATIVE
      SERIES                 SERIES                  SERIES                 SERIES                SERIES                   CLASS
   -----------            -----------             -----------            -----------            -----------           --------------

   $17,013,929            $ 4,060,004             $12,071,709            $ 1,295,079            $22,671,572            $ 1,591,076


            --                   (480)                     --                     --                     --                     --
   -----------            -----------             -----------            -----------            -----------            -----------

    17,013,929              4,059,524              12,071,709              1,295,079             22,671,572              1,591,076
   -----------            -----------             -----------            -----------            -----------            -----------




         2,154                    507                   1,494                    157                  3,061                    273
           347                     84                     247                     27                    471                     33
   -----------            -----------             -----------            -----------            -----------            -----------

         2,501                    591                   1,741                    184                  3,532                    306
   -----------            -----------             -----------            -----------            -----------            -----------

   $17,011,428            $ 4,058,933             $12,069,968            $ 1,294,895            $22,668,040            $ 1,590,770
   ===========            ===========             ===========            ===========            ===========            ===========

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                          PUTNAM VT             PUTNAM VT
                                        INTERNATIONAL            SMALL CAP
                                        EQUITY FUND -          VALUE FUND -                                 HIGH YIELD
                                          CLASS IB               CLASS IB               ALL CAP             BOND FUND -
                                           SHARES                 SHARES            FUND - CLASS I            CLASS I
                                        -------------          ------------         --------------          -----------
ASSETS:
  Investments at market value:            $   30,914            $  138,852            $9,994,937            $1,341,605

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

      Total Assets ...........                30,914               138,852             9,994,937             1,341,605
                                          ----------            ----------            ----------            ----------


LIABILITIES:
  Payables:
    Insurance charges ........                     5                    24                 1,723                   231
    Administrative fees ......                    --                     2                   207                    27
                                          ----------            ----------            ----------            ----------

      Total Liabilities ......                     5                    26                 1,930                   258
                                          ----------            ----------            ----------            ----------

NET ASSETS:                               $   30,909            $  138,826            $9,993,007            $1,341,347
                                          ==========            ==========            ==========            ==========

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                                                                SMITH BARNEY
                                                   SB                                                             PREMIER
                                               GOVERNMENT           SMITH BARNEY                                 SELECTIONS
                                              PORTFOLIO -            GROWTH AND           SMITH BARNEY            ALL CAP
   INVESTORS            TOTAL RETURN             CLASS A               INCOME               LARGE CAP              GROWTH
 FUND - CLASS I        FUND - CLASS I            SHARES               PORTFOLIO          CORE PORTFOLIO          PORTFOLIO
 --------------        --------------         -----------           ------------         --------------         ------------

   $7,290,291            $2,651,826            $1,213,281            $  937,663            $1,823,853            $1,369,927


           --                    --                    --                    --                    --                    --
   ----------            ----------            ----------            ----------            ----------            ----------

    7,290,291             2,651,826             1,213,281               937,663             1,823,853             1,369,927
   ----------            ----------            ----------            ----------            ----------            ----------




        1,251                   452                   208                   159                   310                   234
          150                    54                    25                    19                    37                    28
   ----------            ----------            ----------            ----------            ----------            ----------

        1,401                   506                   233                   178                   347                   262
   ----------            ----------            ----------            ----------            ----------            ----------

   $7,288,890            $2,651,320            $1,213,048            $  937,485            $1,823,506            $1,369,665
   ==========            ==========            ==========            ==========            ==========            ==========

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                                                                MFS
                                             EQUITY                                  MERRILL LYNCH           EMERGING
                                             INCOME              LARGE CAP             LARGE CAP              GROWTH
                                           PORTFOLIO             PORTFOLIO          CORE PORTFOLIO           PORTFOLIO
                                          ----------            ----------          --------------          ----------
ASSETS:
  Investments at market value:            $  950,796            $8,990,792            $3,044,969            $  937,264

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

      Total Assets ...........               950,796             8,990,792             3,044,969               937,264
                                          ----------            ----------            ----------            ----------


LIABILITIES:
  Payables:
    Insurance charges ........                   161                 1,533                   519                   160
    Administrative fees ......                    20                   184                    62                    19
                                          ----------            ----------            ----------            ----------

      Total Liabilities ......                   181                 1,717                   581                   179
                                          ----------            ----------            ----------            ----------

NET ASSETS:                               $  950,615            $8,989,075            $3,044,388            $  937,085
                                          ==========            ==========            ==========            ==========

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

       MFS                TRAVELERS                AIM                   MFS                PIONEER             SMITH BARNEY
     MID CAP               QUALITY               CAPITAL                TOTAL              STRATEGIC             AGGRESSIVE
     GROWTH                 BOND              APPRECIATION             RETURN                INCOME                GROWTH
    PORTFOLIO             PORTFOLIO             PORTFOLIO             PORTFOLIO            PORTFOLIO              PORTFOLIO
   ----------            ----------           ------------           ----------            ----------           ------------

   $3,631,784            $5,241,024            $6,242,728            $6,968,869            $1,169,075            $7,803,599


           --                    --                    --                    --                    --                    --
   ----------            ----------            ----------            ----------            ----------            ----------

    3,631,784             5,241,024             6,242,728             6,968,869             1,169,075             7,803,599
   ----------            ----------            ----------            ----------            ----------            ----------




          619                   903                 1,070                 1,217                   213                 1,040
           75                   108                   128                   146                    25                   160
   ----------            ----------            ----------            ----------            ----------            ----------

          694                 1,011                 1,198                 1,363                   238                 1,200
   ----------            ----------            ----------            ----------            ----------            ----------

   $3,631,090            $5,240,013            $6,241,530            $6,967,506            $1,168,837            $7,802,399
   ==========            ==========            ==========            ==========            ==========            ==========

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                       SMITH BARNEY
                                       INTERNATIONAL        SMITH BARNEY        SMITH BARNEY
                                          ALL CAP             LARGE CAP             LARGE           SMITH BARNEY
                                           GROWTH               VALUE          CAPITALIZATION          MID CAP
                                         PORTFOLIO           PORTFOLIO        GROWTH PORTFOLIO     CORE PORTFOLIO
                                       -------------        ------------      ----------------     --------------
ASSETS:
  Investments at market value:            $ 23,581            $ 84,916            $126,104            $319,806

  Receivables:
    Dividends ................                  --                  --                  --                  --
                                          --------            --------            --------            --------

      Total Assets ...........              23,581              84,916             126,104             319,806
                                          --------            --------            --------            --------


LIABILITIES:
  Payables:
    Insurance charges ........                   4                  14                  21                  55
    Administrative fees ......                  --                   2                   2                   6
                                          --------            --------            --------            --------

      Total Liabilities ......                   4                  16                  23                  61
                                          --------            --------            --------            --------

NET ASSETS:                               $ 23,577            $ 84,900            $126,081            $319,745
                                          ========            ========            ========            ========

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                           EMERGING              SMITH BARNEY            EQUITY -
     COMSTOCK               GROWTH                SMALL CAP               INCOME
   PORTFOLIO -            PORTFOLIO -               GROWTH              PORTFOLIO -              GROWTH               HIGH INCOME
     CLASS II              CLASS II             OPPORTUNITIES             INITIAL              PORTFOLIO -            PORTFOLIO -
      SHARES                SHARES                 PORTFOLIO               CLASS              INITIAL CLASS          INITIAL CLASS
   -----------            -----------           -------------           -----------           -------------          -------------

   $   253,831            $    12,659            $ 3,751,103            $25,014,968            $22,433,386            $ 7,545,635


            --                     --                      1                     --                     --                     --
   -----------            -----------            -----------            -----------            -----------            -----------

       253,831                 12,659              3,751,104             25,014,968             22,433,386              7,545,635
   -----------            -----------            -----------            -----------            -----------            -----------




            43                      2                    548                  3,203                  3,081                    998
             5                     --                     78                    512                    458                    155
   -----------            -----------            -----------            -----------            -----------            -----------

            48                      2                    626                  3,715                  3,539                  1,153
   -----------            -----------            -----------            -----------            -----------            -----------

   $   253,783            $    12,657            $ 3,750,478            $25,011,253            $22,429,847            $ 7,544,482
   ===========            ===========            ===========            ===========            ===========            ===========

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                                       CONTRAFUND(R)
                                           OVERSEAS             CONTRAFUND(R)           PORTFOLIO -             INDEX 500
                                          PORTFOLIO -            PORTFOLIO -              SERVICE              PORTFOLIO -
                                         INITIAL CLASS          INITIAL CLASS             CLASS 2             INITIAL CLASS
                                         -------------          -------------          -------------          -------------
ASSETS:
  Investments at market value:            $ 4,711,055            $27,221,553            $ 1,407,126            $42,895,357

  Receivables:
    Dividends ................                     --                     --                     --                      8
                                          -----------            -----------            -----------            -----------

      Total Assets ...........              4,711,055             27,221,553              1,407,126             42,895,365
                                          -----------            -----------            -----------            -----------


LIABILITIES:
  Payables:
    Insurance charges ........                    578                  3,621                    238                  5,664
    Administrative fees ......                     96                    555                     29                    875
                                          -----------            -----------            -----------            -----------

      Total Liabilities ......                    674                  4,176                    267                  6,539
                                          -----------            -----------            -----------            -----------

NET ASSETS:                               $ 4,710,381            $27,217,377            $ 1,406,859            $42,888,826
                                          ===========            ===========            ===========            ===========

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

     DYNAMIC
     CAPITAL
   APPRECIATION
    PORTFOLIO -
     SERVICE
     CLASS 2                 COMBINED
   ------------            ------------

   $      7,907            $374,129,727


             --                   5,364
   ------------            ------------

          7,907             374,135,091
   ------------            ------------




              1                  52,605
             --                   7,667
   ------------            ------------

              1                  60,272
   ------------            ------------

   $      7,906            $374,074,819
   ============            ============

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                                                        AIM V.I.
                                                                                                                         CAPITAL
                                                                                                    AIM V.I.           APPRECIATION
                                                         HIGH YIELD          MONEY MARKET           BALANCED              FUND -
                                                         BOND TRUST            PORTFOLIO        FUND - SERIES I         SERIES I
                                                        -----------          -----------        ---------------        ------------
INVESTMENT INCOME:
  Dividends ...................................         $    63,179          $    20,422          $       138          $        --
                                                        -----------          -----------          -----------          -----------

EXPENSES:
  Insurance charges ...........................              10,603               32,109                   83              115,306
  Administrative fees .........................               1,273                3,853                   10               19,101
                                                        -----------          -----------          -----------          -----------

    Total expenses ............................              11,876               35,962                   93              134,407
                                                        -----------          -----------          -----------          -----------

      Net investment income (loss) ............              51,303              (15,540)                  45             (134,407)
                                                        -----------          -----------          -----------          -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --                   --                   --                   --
    Realized gain (loss) on sale of investments              (1,209)                  --                   (4)          (1,134,801)
                                                        -----------          -----------          -----------          -----------

      Realized gain (loss) ....................              (1,209)                  --                   (4)          (1,134,801)
                                                        -----------          -----------          -----------          -----------

    Change in unrealized gain (loss)
      on investments ..........................             153,469                   --                  924            4,433,568
                                                        -----------          -----------          -----------          -----------


  Net increase (decrease) in net assets
    resulting from operations .................         $   203,563          $   (15,540)         $       965          $ 3,164,360
                                                        ===========          ===========          ===========          ===========

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                         AIM V.I.        ALLIANCEBERNSTEIN
     AIM V.I.            AIM V.I.              AIM V.I.            AIM V.I.              PREMIER            GROWTH AND
   CORE EQUITY          GOVERNMENT              GROWTH           INTERNATIONAL            EQUITY              INCOME
      FUND -            SECURITIES              FUND -           GROWTH FUND -            FUND -            PORTFOLIO -
     SERIES I         FUND - SERIES I          SERIES I            SERIES I              SERIES I             CLASS B
   -----------        ---------------        -----------         -------------         -----------       -----------------

   $   128,836          $   284,369          $        --          $    41,144          $    66,555          $       741
   -----------          -----------          -----------          -----------          -----------          -----------


       130,106              155,313               46,207               73,616              234,434                  989
        20,351               23,441                6,845               11,992               34,981                  119
   -----------          -----------          -----------          -----------          -----------          -----------

       150,457              178,754               53,052               85,608              269,415                1,108
   -----------          -----------          -----------          -----------          -----------          -----------

       (21,621)             105,615              (53,052)             (44,464)            (202,860)                (367)
   -----------          -----------          -----------          -----------          -----------          -----------



            --                4,298                   --                   --                   --                   --
      (893,917)             599,203           (1,158,278)          (1,054,198)          (3,260,461)                 239
   -----------          -----------          -----------          -----------          -----------          -----------

      (893,917)             603,501           (1,158,278)          (1,054,198)          (3,260,461)                 239
   -----------          -----------          -----------          -----------          -----------          -----------


     3,717,680             (743,133)           2,398,580            3,053,839            8,368,248               21,255
   -----------          -----------          -----------          -----------          -----------          -----------



   $ 2,802,142          $   (34,017)         $ 1,187,250          $ 1,955,177          $ 4,904,927          $    21,127
   ===========          ===========          ===========          ===========          ===========          ===========

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                                                        TEMPLETON
                                                     ALLIANCEBERNSTEIN                              FRANKLIN             FOREIGN
                                                           PREMIER        ALLIANCEBERNSTEIN        SMALL CAP            SECURITIES
                                                           GROWTH             TECHNOLOGY             FUND -               FUND -
                                                         PORTFOLIO -         PORTFOLIO -            CLASS 2              CLASS 2
                                                           CLASS B             CLASS B               SHARES               SHARES
                                                     -----------------    -----------------       -----------          -----------
INVESTMENT INCOME:
  Dividends ...................................         $        --          $        --          $        --          $    54,596
                                                        -----------          -----------          -----------          -----------

EXPENSES:
  Insurance charges ...........................                  60               13,479               20,908               38,774
  Administrative fees .........................                   7                1,618                2,509                4,653
                                                        -----------          -----------          -----------          -----------

    Total expenses ............................                  67               15,097               23,417               43,427
                                                        -----------          -----------          -----------          -----------

      Net investment income (loss) ............                 (67)             (15,097)             (23,417)              11,169
                                                        -----------          -----------          -----------          -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --                   --                   --                   --
    Realized gain (loss) on sale of investments                 (17)            (294,913)            (153,532)            (396,086)
                                                        -----------          -----------          -----------          -----------

      Realized gain (loss) ....................                 (17)            (294,913)            (153,532)            (396,086)
                                                        -----------          -----------          -----------          -----------

    Change in unrealized gain (loss)
      on investments ..........................               1,024              685,496              695,021            1,226,726
                                                        -----------          -----------          -----------          -----------


  Net increase (decrease) in net assets
    resulting from operations .................         $       940          $   375,486          $   518,072          $   841,809
                                                        ===========          ===========          ===========          ===========

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                          EQUITY
                          INDEX
                        PORTFOLIO -                                                      MFS(R)               MFS(R)
   APPRECIATION          CLASS II            FUNDAMENTAL             MFS(R)             EMERGING              MONEY
    PORTFOLIO             SHARES           VALUE PORTFOLIO        BOND SERIES        GROWTH SERIES        MARKET SERIES
   ------------         -----------        ---------------        -----------        -------------        -------------

   $    55,298          $    40,619          $     3,069          $   530,009         $        --          $    60,531
   -----------          -----------          -----------          -----------         -----------          -----------


        79,308               51,701                4,913               87,075             152,485               83,870
        12,918                6,204                  590               13,510              24,732               14,190
   -----------          -----------          -----------          -----------         -----------          -----------

        92,226               57,905                5,503              100,585             177,217               98,060
   -----------          -----------          -----------          -----------         -----------          -----------

       (36,928)             (17,286)              (2,434)             429,424            (177,217)             (37,529)
   -----------          -----------          -----------          -----------         -----------          -----------



            --                   --                   --                   --                  --                   --
      (348,468)            (333,405)              (8,124)             156,944          (2,281,607)                  --
   -----------          -----------          -----------          -----------         -----------          -----------

      (348,468)            (333,405)              (8,124)             156,944          (2,281,607)                  --
   -----------          -----------          -----------          -----------         -----------          -----------


     2,218,226            1,314,313              138,892              116,678           6,624,970                   --
   -----------          -----------          -----------          -----------         -----------          -----------



   $ 1,832,830          $   963,622          $   128,334          $   703,046         $ 4,166,146          $   (37,529)
   ===========          ===========          ===========          ===========         ===========          ===========

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                                                       TOTAL
                                                                                MFS(R)                                 RETURN
                                                           MFS(R)              STRATEGIC            MFS(R)           PORTFOLIO -
                                                         RESEARCH               INCOME           TOTAL RETURN      ADMINISTRATIVE
                                                          SERIES                SERIES              SERIES             CLASS
                                                        -----------          -----------         ------------      --------------
INVESTMENT INCOME:
  Dividends ...................................         $    81,583          $    80,262         $   419,527         $    49,367
                                                        -----------          -----------         -----------         -----------

EXPENSES:
  Insurance charges ...........................             107,706               12,566             224,705              21,438
  Administrative fees .........................              17,877                2,137              35,010               2,573
                                                        -----------          -----------         -----------         -----------

    Total expenses ............................             125,583               14,703             259,715              24,011
                                                        -----------          -----------         -----------         -----------

      Net investment income (loss) ............             (44,000)              65,559             159,812              25,356
                                                        -----------          -----------         -----------         -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --                   --                  --              11,859
    Realized gain (loss) on sale of investments          (1,374,699)              22,167              41,997               9,733
                                                        -----------          -----------         -----------         -----------

      Realized gain (loss) ....................          (1,374,699)              22,167              41,997              21,592
                                                        -----------          -----------         -----------         -----------

    Change in unrealized gain (loss)
      on investments ..........................           3,907,302               37,349           3,008,171               9,752
                                                        -----------          -----------         -----------         -----------


  Net increase (decrease) in net assets
    resulting from operations .................         $ 2,488,603          $   125,075         $ 3,209,980         $    56,700
                                                        ===========          ===========         ===========         ===========

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

    PUTNAM VT
    DISCOVERY            PUTNAM VT            PUTNAM VT
      GROWTH           INTERNATIONAL          SMALL CAP
      FUND -           EQUITY FUND -         VALUE FUND -                              HIGH YIELD
     CLASS IB             CLASS IB             CLASS IB              ALL CAP           BOND FUND -        INVESTORS FUND -
      SHARES               SHARES               SHARES           FUND - CLASS I          CLASS I               CLASS I
   -----------         -------------         ------------        --------------        -----------        ----------------

   $        --          $       227          $       376          $    22,446          $    80,675          $    91,421
   -----------          -----------          -----------          -----------          -----------          -----------


             7                  318                1,373              110,986               16,643               82,250
            --                   38                  165               13,318                1,997                9,870
   -----------          -----------          -----------          -----------          -----------          -----------

             7                  356                1,538              124,304               18,640               92,120
   -----------          -----------          -----------          -----------          -----------          -----------

            (7)                (129)              (1,162)            (101,858)              62,035                 (699)
   -----------          -----------          -----------          -----------          -----------          -----------



            --                   --                   --                   --                   --                   --
           147                    6                  350             (169,190)              (7,622)            (127,662)
   -----------          -----------          -----------          -----------          -----------          -----------

           147                    6                  350             (169,190)              (7,622)            (127,662)
   -----------          -----------          -----------          -----------          -----------          -----------


            --                6,748               46,567            3,109,224              214,525            1,911,814
   -----------          -----------          -----------          -----------          -----------          -----------



   $       140          $     6,625          $    45,755          $ 2,838,176          $   268,938          $ 1,783,453
   ===========          ===========          ===========          ===========          ===========          ===========

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                              SB
                                                                          GOVERNMENT         SMITH BARNEY
                                                                          PORTFOLIO -         GROWTH AND        SMITH BARNEY
                                                      TOTAL RETURN          CLASS A             INCOME            LARGE CAP
                                                     FUND - CLASS I         SHARES            PORTFOLIO        CORE PORTFOLIO
                                                     --------------       -----------        ------------      --------------
INVESTMENT INCOME:
  Dividends ...................................         $  40,344          $  38,471          $   4,753          $   7,173
                                                        ---------          ---------          ---------          ---------

EXPENSES:
  Insurance charges ...........................            31,873             17,876             10,382             21,232
  Administrative fees .........................             3,825              2,145              1,246              2,548
                                                        ---------          ---------          ---------          ---------

    Total expenses ............................            35,698             20,021             11,628             23,780
                                                        ---------          ---------          ---------          ---------

      Net investment income (loss) ............             4,646             18,450             (6,875)           (16,607)
                                                        ---------          ---------          ---------          ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................            30,689                 --                 --                 --
    Realized gain (loss) on sale of investments           (20,315)            33,565            (54,701)          (168,232)
                                                        ---------          ---------          ---------          ---------

      Realized gain (loss) ....................            10,374             33,565            (54,701)          (168,232)
                                                        ---------          ---------          ---------          ---------

    Change in unrealized gain (loss)
      on investments ..........................           327,963            (67,821)           270,465            516,530
                                                        ---------          ---------          ---------          ---------


  Net increase (decrease) in net assets
    resulting from operations .................         $ 342,983          $ (15,806)         $ 208,889          $ 331,691
                                                        =========          =========          =========          =========

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

   SMITH BARNEY
      PREMIER                                                                              MFS
    SELECTIONS             EQUITY                                 MERRILL LYNCH          EMERGING             MFS MID
     ALL CAP               INCOME             LARGE CAP             LARGE CAP             GROWTH            CAP GROWTH
 GROWTH PORTFOLIO        PORTFOLIO            PORTFOLIO          CORE PORTFOLIO         PORTFOLIO            PORTFOLIO
 ----------------       -----------          -----------         --------------        -----------          -----------

   $        --          $     7,595          $    31,997          $    19,141          $        --          $        --
   -----------          -----------          -----------          -----------          -----------          -----------


        15,987                9,544              104,752               35,866               11,172               40,293
         1,918                1,145               12,570                4,304                1,341                4,835
   -----------          -----------          -----------          -----------          -----------          -----------

        17,905               10,689              117,322               40,170               12,513               45,128
   -----------          -----------          -----------          -----------          -----------          -----------

       (17,905)              (3,094)             (85,325)             (21,029)             (12,513)             (45,128)
   -----------          -----------          -----------          -----------          -----------          -----------



            --                   --                   --                   --                   --                   --
       (65,225)              (5,646)            (823,932)            (321,338)            (338,209)            (692,230)
   -----------          -----------          -----------          -----------          -----------          -----------

       (65,225)              (5,646)            (823,932)            (321,338)            (338,209)            (692,230)
   -----------          -----------          -----------          -----------          -----------          -----------


       446,859              211,340            2,661,656              855,043              567,240            1,705,009
   -----------          -----------          -----------          -----------          -----------          -----------



   $   363,729          $   202,600          $ 1,752,399          $   512,676          $   216,518          $   967,651
   ===========          ===========          ===========          ===========          ===========          ===========

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                         TRAVELERS                                    MFS               PIONEER
                                                          QUALITY           AIM CAPITAL              TOTAL             STRATEGIC
                                                            BOND            APPRECIATION            RETURN               INCOME
                                                         PORTFOLIO           PORTFOLIO            PORTFOLIO            PORTFOLIO
                                                        -----------         ------------         -----------          -----------
INVESTMENT INCOME:
  Dividends ...................................         $   252,423         $        --          $   151,996          $   105,969
                                                        -----------         -----------          -----------          -----------

EXPENSES:
  Insurance charges ...........................              66,496              71,812               84,385               16,692
  Administrative fees .........................               7,979               8,617               10,126                2,003
                                                        -----------         -----------          -----------          -----------

    Total expenses ............................              74,475              80,429               94,511               18,695
                                                        -----------         -----------          -----------          -----------

      Net investment income (loss) ............             177,948             (80,429)              57,485               87,274
                                                        -----------         -----------          -----------          -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................              11,643                  --                   --                   --
    Realized gain (loss) on sale of investments              19,714            (886,584)             (86,469)             (43,584)
                                                        -----------         -----------          -----------          -----------

      Realized gain (loss) ....................              31,357            (886,584)             (86,469)             (43,584)
                                                        -----------         -----------          -----------          -----------

    Change in unrealized gain (loss)
      on investments ..........................              76,055           2,377,944              969,065              175,111
                                                        -----------         -----------          -----------          -----------


  Net increase (decrease) in net assets
    resulting from operations .................         $   285,360         $ 1,410,931          $   940,081          $   218,801
                                                        ===========         ===========          ===========          ===========

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                       SMITH BARNEY                             SMITH BARNEY
   SMITH BARNEY        INTERNATIONAL                                LARGE                                   COMSTOCK
    AGGRESSIVE            ALL CAP          SMITH BARNEY        CAPITALIZATION         SMITH BARNEY         PORTFOLIO -
      GROWTH              GROWTH             LARGE CAP              GROWTH               MID CAP            CLASS II
    PORTFOLIO            PORTFOLIO        VALUE PORTFOLIO         PORTFOLIO          CORE PORTFOLIO          SHARES
   ------------        -------------      ---------------      --------------        --------------        -----------

   $        --          $       217         $     1,296          $        23          $        --          $     1,541
   -----------          -----------         -----------          -----------          -----------          -----------


        69,110                  105                 828                  669                3,450                2,542
        10,844                   12                  99                   80                  414                  305
   -----------          -----------         -----------          -----------          -----------          -----------

        79,954                  117                 927                  749                3,864                2,847
   -----------          -----------         -----------          -----------          -----------          -----------

       (79,954)                 100                 369                 (726)              (3,864)              (1,306)
   -----------          -----------         -----------          -----------          -----------          -----------



            --                   --                  --                   --                   --                   --
      (370,183)                  63                (572)                 530               (8,093)               1,034
   -----------          -----------         -----------          -----------          -----------          -----------

      (370,183)                  63                (572)                 530               (8,093)               1,034
   -----------          -----------         -----------          -----------          -----------          -----------


     2,486,910                2,731              16,454               18,430               79,125               55,037
   -----------          -----------         -----------          -----------          -----------          -----------



   $ 2,036,773          $     2,894         $    16,251          $    18,234          $    67,168          $    54,765
   ===========          ===========         ===========          ===========          ===========          ===========

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                          EMERGING          SMITH BARNEY
                                                           GROWTH             SMALL CAP             EQUITY -
                                                        PORTFOLIO -            GROWTH                INCOME              GROWTH
                                                          CLASS II          OPPORTUNITIES         PORTFOLIO -          PORTFOLIO -
                                                           SHARES             PORTFOLIO          INITIAL CLASS        INITIAL CLASS
                                                        -----------         -------------        -------------        -------------
INVESTMENT INCOME:
  Dividends ...................................         $        --          $        --          $   460,083          $    58,535
                                                        -----------          -----------          -----------          -----------

EXPENSES:
  Insurance charges ...........................                 120               32,832              219,449              208,802
  Administrative fees .........................                  14                4,674               35,488               31,146
                                                        -----------          -----------          -----------          -----------

    Total expenses ............................                 134               37,506              254,937              239,948
                                                        -----------          -----------          -----------          -----------

      Net investment income (loss) ............                (134)             (37,506)             205,146             (181,413)
                                                        -----------          -----------          -----------          -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --                   --                   --                   --
    Realized gain (loss) on sale of investments                 (22)            (205,735)          (1,499,359)          (2,633,392)
                                                        -----------          -----------          -----------          -----------

      Realized gain (loss) ....................                 (22)            (205,735)          (1,499,359)          (2,633,392)
                                                        -----------          -----------          -----------          -----------

    Change in unrealized gain (loss)
      on investments ..........................               2,247            1,331,824            7,302,517            8,491,717
                                                        -----------          -----------          -----------          -----------


  Net increase (decrease) in net assets
    resulting from operations .................         $     2,091          $ 1,088,583          $ 6,008,304          $ 5,676,912
                                                        ===========          ===========          ===========          ===========

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                                                   DYNAMIC
                                                                                                                   CAPITAL
                                                                     CONTRAFUND(R)                               APPRECIATION
    HIGH INCOME            OVERSEAS           CONTRAFUND(R)           PORTFOLIO -            INDEX 500            PORTFOLIO -
    PORTFOLIO -           PORTFOLIO -          PORTFOLIO -              SERVICE             PORTFOLIO -            SERVICE
   INITIAL CLASS         INITIAL CLASS        INITIAL CLASS             CLASS 2            INITIAL CLASS           CLASS 2
   -------------         -------------        -------------          -------------         -------------         ------------

   $    565,405          $     40,350          $    128,022          $      3,465          $    659,318          $         --
   ------------          ------------          ------------          ------------          ------------          ------------


         71,457                38,999               251,830                14,501               400,533                    42
         11,287                 6,504                39,013                 1,740                62,266                     5
   ------------          ------------          ------------          ------------          ------------          ------------

         82,744                45,503               290,843                16,241               462,799                    47
   ------------          ------------          ------------          ------------          ------------          ------------

        482,661                (5,153)             (162,821)              (12,776)              196,519                   (47)
   ------------          ------------          ------------          ------------          ------------          ------------



             --                    --                    --                    --                    --                    --
     (1,271,938)           (1,173,864)           (1,038,394)              (30,188)           (2,262,148)                    1
   ------------          ------------          ------------          ------------          ------------          ------------

     (1,271,938)           (1,173,864)           (1,038,394)              (30,188)           (2,262,148)                    1
   ------------          ------------          ------------          ------------          ------------          ------------


      2,511,754             2,699,190             7,447,111               322,641            11,974,903                   683
   ------------          ------------          ------------          ------------          ------------          ------------



   $  1,722,477          $  1,520,173          $  6,245,896          $    279,677          $  9,909,274          $        637
   ============          ============          ============          ============          ============          ============

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                           COMBINED
                                                        -------------
INVESTMENT INCOME:
  Dividends ...................................         $   4,753,507
                                                        -------------

EXPENSES:
  Insurance charges ...........................             3,762,962
  Administrative fees .........................               554,375
                                                        -------------

    Total expenses ............................             4,317,337
                                                        -------------

      Net investment income (loss) ............               436,170
                                                        -------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                58,489
    Realized gain (loss) on sale of investments           (26,112,853)
                                                        -------------

      Realized gain (loss) ....................           (26,054,364)
                                                        -------------

    Change in unrealized gain (loss)
      on investments ..........................           102,512,961
                                                        -------------


  Net increase (decrease) in net assets
    resulting from operations .................         $  76,894,767
                                                        =============


                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                                            AIM V.I.
                                                                                 MONEY                      BALANCED
                                                    HIGH YIELD                   MARKET                      FUND -
                                                    BOND TRUST                 PORTFOLIO                    SERIES I
                                           -------------------------   -------------------------   -------------------------
                                               2003          2002          2003          2002          2003          2002
                                           -----------   -----------   -----------   -----------   -----------   -----------
OPERATIONS:
  Net investment income (loss) ..........  $    51,303   $   104,823   $   (15,540)  $      (690)  $        45   $        92
  Realized gain (loss) ..................       (1,209)       (8,459)           --            --            (4)          (19)
  Change in unrealized gain (loss)
    on investments ......................      153,469       (69,180)           --            --           924          (835)
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations .........      203,563        27,184       (15,540)         (690)          965          (762)
                                           -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........        3,015             3            --            --            --            --
  Participant transfers from other
    funding options .....................       83,042        87,640        50,295     1,237,022           950         3,094
  Administrative charges ................           (1)         (112)          (43)       (1,041)           --            --
  Contract surrenders ...................      (96,399)     (116,851)     (269,737)     (442,649)         (125)         (151)
  Participant transfers to other
    funding options .....................      (20,518)     (220,915)   (1,340,244)   (1,158,453)           --            --
  Other payments to participants ........      (15,782)           --        (3,613)           --            --            --
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      (46,643)     (250,235)   (1,563,342)     (365,121)          825         2,943
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets      156,920      (223,051)   (1,578,882)     (365,811)        1,790         2,181


NET ASSETS:
    Beginning of year ...................      770,354       993,405     3,290,599     3,656,410         5,681         3,500
                                           -----------   -----------   -----------   -----------   -----------   -----------
    End of year .........................  $   927,274   $   770,354   $ 1,711,717   $ 3,290,599   $     7,471   $     5,681
                                           ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                     AIM V.I.                                                    AIM V.I.
                                                     CAPITAL                       AIM V.I.                     GOVERNMENT
                                                   APPRECIATION                  CORE EQUITY                    SECURITIES
                                                      FUND -                        FUND -                        FUND -
                                                     SERIES I                      SERIES I                      SERIES I
                                           ---------------------------   ---------------------------   ---------------------------
                                               2003           2002           2003           2002           2003           2002
                                           ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss) ..........  $   (134,407)  $   (179,599)  $    (21,621)  $   (145,854)  $    105,615   $    152,130
  Realized gain (loss) ..................    (1,134,801)    (1,460,334)      (893,917)    (1,414,559)       603,501        209,927
  Change in unrealized gain (loss)
    on investments ......................     4,433,568     (3,501,048)     3,717,680     (1,813,642)      (743,133)     1,053,360
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........     3,164,360     (5,140,981)     2,802,142     (3,374,055)       (34,017)     1,415,417
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........        26,477         49,221         35,593         25,873         42,072         39,782
  Participant transfers from other
    funding options .....................       130,573        275,905        126,261        238,640        759,283      5,090,728
  Administrative charges ................          (580)        (4,788)          (491)        (5,516)          (530)        (2,103)
  Contract surrenders ...................    (2,412,808)    (2,278,835)    (1,877,197)    (2,226,595)    (4,481,998)    (2,695,315)
  Participant transfers to other
    funding options .....................      (786,578)    (1,892,788)    (1,003,175)    (2,349,833)    (3,077,519)    (1,638,841)
  Other payments to participants ........      (126,788)       (92,928)      (192,008)      (143,552)      (304,375)       (97,299)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..    (3,169,704)    (3,944,213)    (2,911,017)    (4,460,983)    (7,063,067)       696,952
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets        (5,344)    (9,085,194)      (108,875)    (7,835,038)    (7,097,084)     2,112,369


NET ASSETS:
    Beginning of year ...................    12,920,283     22,005,477     14,149,312     21,984,350     18,888,825     16,776,456
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $ 12,914,939   $ 12,920,283   $ 14,040,437   $ 14,149,312   $ 11,791,741   $ 18,888,825
                                           ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                     AIM V.I.                  ALLIANCEBERNSTEIN
                                        AIM V.I.                     PREMIER                      GROWTH AND
           AIM V.I.                  INTERNATIONAL                    EQUITY                         INCOME
        GROWTH FUND -                GROWTH FUND -                    FUND -                      PORTFOLIO -
           SERIES I                     SERIES I                     SERIES I                       CLASS B
---------------------------   ---------------------------   ---------------------------   ---------------------------
    2003           2002           2003           2002           2003           2002           2003           2002
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

$    (53,052)  $    (72,481)  $    (44,464)  $    (64,837)  $   (202,860)  $   (290,305)  $       (367)  $       (389)
  (1,158,278)    (1,864,928)    (1,054,198)    (1,720,181)    (3,260,461)    (4,401,622)           239          1,235

   2,398,580       (648,083)     3,053,839       (193,983)     8,368,248     (8,820,549)        21,255        (11,689)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


   1,187,250     (2,585,492)     1,955,177     (1,979,001)     4,904,927    (13,512,476)        21,127        (10,843)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


       7,144         16,446         19,336         45,299         38,413         71,104             --          1,256

     198,302        159,933        105,011        186,252        224,097        706,372         21,860         67,788
        (198)        (2,453)          (189)        (2,155)        (1,011)       (11,656)            (1)           (30)
    (522,542)      (472,608)    (1,458,163)    (1,649,900)    (3,534,426)    (3,480,796)       (15,477)            --

    (508,857)    (1,250,459)      (434,557)    (1,711,173)    (1,939,928)    (5,151,196)            --             --
     (47,944)       (20,728)       (16,616)       (60,116)      (326,048)      (310,907)            --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


    (874,095)    (1,569,869)    (1,785,178)    (3,191,793)    (5,538,903)    (8,177,079)         6,382         69,014
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     313,155     (4,155,361)       169,999     (5,170,794)      (633,976)   (21,689,555)        27,509         58,171



   4,499,805      8,655,166      8,358,144     13,528,938     24,370,500     46,060,055         65,473          7,302
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$  4,812,960   $  4,499,805   $  8,528,143   $  8,358,144   $ 23,736,524   $ 24,370,500   $     92,982   $     65,473
============   ============   ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                                           FRANKLIN
                                               ALLIANCEBERNSTEIN            ALLIANCEBERNSTEIN             SMALL CAP
                                                 PREMIER GROWTH                TECHNOLOGY                   FUND -
                                                   PORTFOLIO -                 PORTFOLIO -                  CLASS 2
                                                     CLASS B                     CLASS B                    SHARES
                                           -------------------------   -------------------------   -------------------------
                                               2003          2002          2003          2002          2003          2002
                                           -----------   -----------   -----------   -----------   -----------   -----------
OPERATIONS:
  Net investment income (loss) ..........  $       (67)  $       (60)  $   (15,097)  $   (20,120)  $   (23,417)  $   (23,009)
  Realized gain (loss) ..................          (17)          (13)     (294,913)     (598,643)     (153,532)     (319,430)
  Change in unrealized gain (loss)
    on investments ......................        1,024        (1,690)      685,496      (244,577)      695,021      (422,300)
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations .........          940        (1,763)      375,486      (863,340)      518,072      (764,739)
                                           -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........           --         4,000         2,620        25,937        20,059        46,681
  Participant transfers from other
    funding options .....................           --            --        35,477        63,482        18,004       136,964
  Administrative charges ................           --            (3)          (18)         (634)          (13)         (856)
  Contract surrenders ...................           --            --       (67,107)     (107,619)     (136,758)     (215,530)
  Participant transfers to other
    funding options .....................           --            --       (99,969)     (209,008)      (23,001)     (222,317)
  Other payments to participants ........           --            --        (1,134)      (20,253)      (57,420)      (23,893)
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..           --         3,997      (130,131)     (248,095)     (179,129)     (278,951)
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets          940         2,234       245,355    (1,111,435)      338,943    (1,043,690)


NET ASSETS:
    Beginning of year ...................        4,343         2,109       972,668     2,084,103     1,561,088     2,604,778
                                           -----------   -----------   -----------   -----------   -----------   -----------
    End of year .........................  $     5,283   $     4,343   $ 1,218,023   $   972,668   $ 1,900,031   $ 1,561,088
                                           ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

        TEMPLETON
         FOREIGN
        SECURITIES                                                 EQUITY INDEX
          FUND -                                                   PORTFOLIO -
         CLASS 2                     APPRECIATION                    CLASS II                      FUNDAMENTAL
          SHARES                       PORTFOLIO                      SHARES                     VALUE PORTFOLIO
---------------------------   ---------------------------   ---------------------------   ---------------------------
    2003           2002           2003           2002           2003           2002           2003           2002
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

$     11,169   $      9,923   $    (36,928)  $     36,052   $    (17,286)  $     13,316   $     (2,434)  $     (1,045)
    (396,086)      (919,511)      (348,468)      (569,286)      (333,405)      (502,973)        (8,124)       (16,358)

   1,226,726         (1,446)     2,218,226     (1,714,046)     1,314,313       (971,587)       138,892        (73,573)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     841,809       (911,034)     1,832,830     (2,247,280)       963,622     (1,461,244)       128,334        (90,976)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


       2,880         77,605        154,374        235,194         41,023         40,554          8,416          7,662

      21,869         24,625      1,156,260      1,848,091        104,488         92,826        233,051        188,073
         (38)        (1,618)          (372)        (2,540)           (38)        (1,898)            (2)           (99)
    (240,299)      (437,842)    (1,595,561)    (1,783,123)      (645,966)      (477,872)       (10,838)        (5,927)

    (168,101)      (892,955)      (474,526)    (1,367,580)      (106,494)      (486,740)       (29,263)       (89,696)
    (101,790)       (14,267)      (148,821)      (295,393)        (3,346)      (138,587)            --         (7,682)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


    (485,479)    (1,244,452)      (908,646)    (1,365,351)      (610,333)      (971,717)       201,364         92,331
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     356,330     (2,155,486)       924,184     (3,612,631)       353,289     (2,432,961)       329,698          1,355



   3,105,168      5,260,654      8,562,230     12,174,861      4,096,814      6,529,775        267,539        266,184
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$  3,461,498   $  3,105,168   $  9,486,414   $  8,562,230   $  4,450,103   $  4,096,814   $    597,237   $    267,539
============   ============   ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                                                  MFS(R)
                                                                                    MFS(R)                        MONEY
                                                       MFS(R)                      EMERGING                       MARKET
                                                    BOND SERIES                 GROWTH SERIES                     SERIES
                                           ---------------------------   ---------------------------   ---------------------------
                                               2003           2002           2003           2002           2003           2002
                                           ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss) ..........  $    429,424   $    481,797   $   (177,217)  $   (242,071)  $    (37,529)  $     40,773
  Realized gain (loss) ..................       156,944         12,607     (2,281,607)    (4,247,682)            --             --
  Change in unrealized gain (loss)
    on investments ......................       116,678        212,262      6,624,970     (5,799,307)            --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       703,046        706,666      4,166,146    (10,289,060)       (37,529)        40,773
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........        48,881         15,952         18,967         59,155          9,484         13,042
  Participant transfers from other
    funding options .....................       938,452      1,498,908        295,311      1,076,393      3,858,690      7,582,958
  Administrative charges ................          (321)        (1,477)          (554)        (6,422)          (644)        (1,509)
  Contract surrenders ...................    (1,578,445)    (1,149,602)    (2,514,411)    (2,811,950)    (8,793,835)    (4,145,536)
  Participant transfers to other
    funding options .....................    (1,200,174)    (1,595,266)      (844,770)    (4,137,609)    (4,229,181)    (7,178,834)
  Other payments to participants ........      (257,679)       (96,808)      (125,190)      (101,181)            --        (59,779)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..    (2,049,286)    (1,328,293)    (3,170,647)    (5,921,614)    (9,155,486)    (3,789,658)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets    (1,346,240)      (621,627)       995,499    (16,210,674)    (9,193,015)    (3,748,885)


NET ASSETS:
    Beginning of year ...................     9,495,555     10,117,182     16,015,929     32,226,603     13,251,948     17,000,833
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  8,149,315   $  9,495,555   $ 17,011,428   $ 16,015,929   $  4,058,933   $ 13,251,948
                                           ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                                  TOTAL RETURN
          MFS(R)                         MFS(R)                        MFS(R)                     PORTFOLIO -
         RESEARCH                      STRATEGIC                    TOTAL RETURN                 ADMINISTRATIVE
          SERIES                     INCOME SERIES                     SERIES                        CLASS
---------------------------   ---------------------------   ---------------------------   ---------------------------
    2003           2002           2003           2002           2003           2002           2003           2002
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

$    (44,000)  $   (130,434)  $     65,559   $     52,290   $    159,812   $    181,173   $     25,356   $     17,929
  (1,374,699)    (2,398,330)        22,167         (5,700)        41,997        244,028         21,592         19,100

   3,907,302     (2,727,984)        37,349         66,783      3,008,171     (2,375,063)         9,752         25,523
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


   2,488,603     (5,256,748)       125,075        113,373      3,209,980     (1,949,862)        56,700         62,552
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      47,086         51,174          4,880          2,746         86,242        104,989         14,719         76,380

      95,333        172,382        264,030        118,569      1,429,201      3,629,051        634,676      1,375,505
        (697)        (4,458)           (26)          (345)          (944)        (6,605)           (30)          (101)
  (1,968,640)    (2,541,886)      (366,211)      (269,515)    (5,253,647)    (3,629,729)       (78,972)       (66,784)

    (672,791)    (2,386,302)      (221,903)      (455,643)    (1,460,349)    (3,883,275)      (457,268)       (83,665)
    (170,989)      (139,344)        (1,454)        (3,669)      (233,012)      (638,913)       (51,126)            --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


  (2,670,698)    (4,848,434)      (320,684)      (607,857)    (5,432,509)    (4,424,482)        61,999      1,301,335
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

    (182,095)   (10,105,182)      (195,609)      (494,484)    (2,222,529)    (6,374,344)       118,699      1,363,887



  12,252,063     22,357,245      1,490,504      1,984,988     24,890,569     31,264,913      1,472,071        108,184
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$ 12,069,968   $ 12,252,063   $  1,294,895   $  1,490,504   $ 22,668,040   $ 24,890,569   $  1,590,770   $  1,472,071
============   ============   ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                 PUTNAM VT               PUTNAM VT              PUTNAM VT
                                                 DISCOVERY             INTERNATIONAL            SMALL CAP
                                                GROWTH FUND -          EQUITY FUND -           VALUE FUND -
                                                  CLASS IB               CLASS IB                CLASS IB
                                                   SHARES                 SHARES                  SHARES
                                           ---------------------  ---------------------   ---------------------
                                              2003        2002       2003        2002        2003        2002
                                           ---------   ---------  ---------   ---------   ---------   ---------
OPERATIONS:
  Net investment income (loss) ..........  $      (7)  $      --  $    (129)  $    (129)  $  (1,162)  $    (880)
  Realized gain (loss) ..................        147          --          6          (8)        350      (1,816)
  Change in unrealized gain (loss)
    on investments ......................         --          --      6,748      (1,236)     46,567     (19,315)
                                           ---------   ---------  ---------   ---------   ---------   ---------

    Net increase (decrease) in net assets
      resulting from operations .........        140          --      6,625      (1,373)     45,755     (22,011)
                                           ---------   ---------  ---------   ---------   ---------   ---------

UNIT TRANSACTIONS:
  Participant purchase payments .........         --          --        179         837          --       4,331
  Participant transfers from other
    funding options .....................        500          --      1,833      22,808      10,206      87,543
  Administrative charges ................         --          --         --          --          --          (5)
  Contract surrenders ...................       (640)         --         --          --      (1,584)       (485)
  Participant transfers to other
    funding options .....................         --          --         --          --      (2,621)    (11,265)
  Other payments to participants ........         --          --         --          --          --          --
                                           ---------   ---------  ---------   ---------   ---------   ---------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       (140)         --      2,012      23,645       6,001      80,119
                                           ---------   ---------  ---------   ---------   ---------   ---------

    Net increase (decrease) in net assets         --          --      8,637      22,272      51,756      58,108


NET ASSETS:
    Beginning of year ...................         --          --     22,272          --      87,070      28,962
                                           ---------   ---------  ---------   ---------   ---------   ---------
    End of year .........................  $      --   $      --  $  30,909   $  22,272   $ 138,826   $  87,070
                                           =========   =========  =========   =========   =========   =========

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

          ALL CAP                      HIGH YIELD
           FUND -                      BOND FUND -                   INVESTORS                    TOTAL RETURN
          CLASS I                        CLASS I                   FUND - CLASS I                FUND - CLASS I
---------------------------   ---------------------------   ---------------------------   ---------------------------
    2003           2002           2003           2002           2003           2002           2003           2002
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

$   (101,858)  $   (113,716)  $     62,035   $     76,337   $       (699)  $    (29,392)  $      4,646   $     (4,177)
    (169,190)      (371,582)        (7,622)       (29,868)      (127,662)      (303,032)        10,374        (51,502)

   3,109,224     (2,980,334)       214,525         28,213      1,911,814     (2,000,070)       327,963       (226,703)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


   2,838,176     (3,465,632)       268,938         74,682      1,783,453     (2,332,494)       342,983       (282,382)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      36,158         57,790          2,000          2,412         41,985         66,833          2,000          5,662

     125,729        379,860        153,935         29,984         33,521        152,000         43,465         44,891
        (130)        (4,305)           (14)          (175)           (77)        (1,932)           (53)          (788)
    (903,925)      (938,358)      (420,946)      (106,763)      (582,111)      (678,421)      (230,150)      (268,116)

    (380,430)    (1,437,727)        (8,495)      (100,299)      (214,317)      (965,586)      (110,711)      (425,971)
     (89,315)       (63,310)        (9,575)       (17,116)       (66,249)      (105,721)       (32,778)       (40,301)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


  (1,211,913)    (2,006,050)      (283,095)      (191,957)      (787,248)    (1,532,827)      (328,227)      (684,623)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   1,626,263     (5,471,682)       (14,157)      (117,275)       996,205     (3,865,321)        14,756       (967,005)



   8,366,744     13,838,426      1,355,504      1,472,779      6,292,685     10,158,006      2,636,564      3,603,569
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$  9,993,007   $  8,366,744   $  1,341,347   $  1,355,504   $  7,288,890   $  6,292,685   $  2,651,320   $  2,636,564
============   ============   ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                        SB
                                                    GOVERNMENT               SMITH BARNEY
                                                   PORTFOLIO -                GROWTH AND                  SMITH BARNEY
                                                     CLASS A                    INCOME                      LARGE CAP
                                                     SHARES                    PORTFOLIO                 CORE PORTFOLIO
                                           -------------------------   -------------------------   -------------------------
                                               2003          2002          2003          2002          2003          2002
                                           -----------   -----------   -----------   -----------   -----------   -----------
OPERATIONS:
  Net investment income (loss) ..........  $    18,450   $    13,121   $    (6,875)  $    (8,836)  $   (16,607)  $   (18,796)
  Realized gain (loss) ..................       33,565        35,794       (54,701)     (145,265)     (168,232)     (232,809)
  Change in unrealized gain (loss)
    on investments ......................      (67,821)       52,113       270,465      (173,658)      516,530      (486,323)
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations .........      (15,806)      101,028       208,889      (327,759)      331,691      (737,928)
                                           -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........        3,200         2,500         4,420           468           900         3,994
  Participant transfers from other
    funding options .....................      114,052        75,966        29,607            --        21,609        74,454
  Administrative charges ................           (5)         (214)           (5)         (479)          (32)       (1,437)
  Contract surrenders ...................      (92,888)     (154,591)      (88,317)     (142,546)     (158,890)     (136,814)
  Participant transfers to other
    funding options .....................     (325,870)     (133,509)      (40,228)     (200,188)     (103,339)     (325,081)
  Other payments to participants ........           --            --            --        (7,002)       (4,538)      (24,055)
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     (301,511)     (209,848)      (94,523)     (349,747)     (244,290)     (408,939)
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets     (317,317)     (108,820)      114,366      (677,506)       87,401    (1,146,867)


NET ASSETS:
    Beginning of year ...................    1,530,365     1,639,185       823,119     1,500,625     1,736,105     2,882,972
                                           -----------   -----------   -----------   -----------   -----------   -----------
    End of year .........................  $ 1,213,048   $ 1,530,365   $   937,485   $   823,119   $ 1,823,506   $ 1,736,105
                                           ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

         SMITH BARNEY
           PREMIER
          SELECTIONS
           ALL CAP                       EQUITY                                                  MERRILL LYNCH
            GROWTH                       INCOME                     LARGE CAP                      LARGE CAP
          PORTFOLIO                    PORTFOLIO                    PORTFOLIO                   CORE PORTFOLIO
---------------------------   ---------------------------   ---------------------------   ---------------------------
    2003           2002           2003           2002           2003           2002           2003           2002
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

$    (17,905)  $    (21,950)  $     (3,094)  $     (3,886)  $    (85,325)  $   (104,437)  $    (21,029)  $    (32,190)
     (65,225)      (115,466)        (5,646)       (27,201)      (823,932)    (1,591,190)      (321,338)      (546,729)

     446,859       (416,503)       211,340       (107,331)     2,661,656     (1,281,958)       855,043       (606,734)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     363,729       (553,919)       202,600       (138,418)     1,752,399     (2,977,585)       512,676     (1,185,653)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


         480         73,460         11,022          8,050         10,722         19,513          1,901          1,763

      28,161             24        123,678        117,431         59,506         44,744         62,653        136,216
         (16)          (604)            (2)          (230)          (130)        (5,196)           (50)        (1,291)
    (121,788)       (76,856)       (44,187)       (47,644)      (629,565)      (728,454)      (256,949)      (224,751)

     (25,043)      (234,720)       (18,022)      (285,784)      (383,523)    (1,387,202)      (145,367)      (520,004)
     (95,889)       (44,387)            --             --        (65,067)      (168,295)        (4,671)       (23,713)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


    (214,095)      (283,083)        72,489       (208,177)    (1,008,057)    (2,224,890)      (342,483)      (631,780)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     149,634       (837,002)       275,089       (346,595)       744,342     (5,202,475)       170,193     (1,817,433)



   1,220,031      2,057,033        675,526      1,022,121      8,244,733     13,447,208      2,874,195      4,691,628
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$  1,369,665   $  1,220,031   $    950,615   $    675,526   $  8,989,075   $  8,244,733   $  3,044,388   $  2,874,195
============   ============   ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                       MFS                        MFS                      TRAVELERS
                                                     EMERGING                   MID CAP                     QUALITY
                                                      GROWTH                    GROWTH                        BOND
                                                    PORTFOLIO                  PORTFOLIO                   PORTFOLIO
                                           -------------------------   -------------------------   -------------------------
                                               2003          2002          2003          2002          2003          2002
                                           -----------   -----------   -----------   -----------   -----------   -----------
OPERATIONS:
  Net investment income (loss) ..........  $   (12,513)  $   (16,480)  $   (45,128)  $   (64,681)  $   177,948   $   316,417
  Realized gain (loss) ..................     (338,209)     (334,695)     (692,230)   (1,567,326)       31,357       108,700
  Change in unrealized gain (loss)
    on investments ......................      567,240      (186,720)    1,705,009    (1,898,968)       76,055      (194,449)
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations .........      216,518      (537,895)      967,651    (3,530,975)      285,360       230,668
                                           -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........        2,500        23,304         4,481        15,136        20,000        48,233
  Participant transfers from other
    funding options .....................       14,153        72,953        54,820       150,788       274,366       890,869
  Administrative charges ................           (6)         (557)          (58)       (2,674)          (20)         (865)
  Contract surrenders ...................      (51,955)      (48,681)     (164,213)     (305,363)     (516,052)     (470,610)
  Participant transfers to other
    funding options .....................     (140,973)     (126,143)     (168,451)     (695,433)      (22,697)     (733,634)
  Other payments to participants ........         (583)      (16,301)      (27,745)       (6,451)     (127,262)      (25,320)
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     (176,864)      (95,425)     (301,166)     (843,997)     (371,665)     (291,327)
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets       39,654      (633,320)      666,485    (4,374,972)      (86,305)      (60,659)


NET ASSETS:
    Beginning of year ...................      897,431     1,530,751     2,964,605     7,339,577     5,326,318     5,386,977
                                           -----------   -----------   -----------   -----------   -----------   -----------
    End of year .........................  $   937,085   $   897,431   $ 3,631,090   $ 2,964,605   $ 5,240,013   $ 5,326,318
                                           ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                        MFS                      PIONEER                   SMITH BARNEY
        AIM CAPITAL                    TOTAL                    STRATEGIC                   AGGRESSIVE
       APPRECIATION                   RETURN                      INCOME                      GROWTH
         PORTFOLIO                   PORTFOLIO                  PORTFOLIO                    PORTFOLIO
-------------------------   -------------------------   -------------------------   -------------------------
    2003          2002          2003          2002          2003          2002          2003          2002
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

$   (80,429)  $  (105,571)  $    57,485   $   318,612   $    87,274   $   273,163   $   (79,954)  $   (85,206)
   (886,584)   (2,201,881)      (86,469)      199,368       (43,584)      (15,724)     (370,183)     (914,208)

  2,377,944        39,042       969,065    (1,079,400)      175,111      (202,269)    2,486,910    (2,728,618)
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


  1,410,931    (2,268,410)      940,081      (561,420)      218,801        55,170     2,036,773    (3,728,032)
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


      4,603        81,329        29,235        93,654        (3,492)        3,284       127,224       316,475

     28,625        70,170       265,952       740,362        97,957        16,524     1,325,282     2,836,559
        (96)       (3,917)          (99)       (1,776)          (16)         (276)         (369)       (2,517)
   (376,321)     (637,254)     (785,031)     (805,873)     (105,424)      (36,877)   (1,678,643)   (1,088,609)

   (287,545)   (1,202,320)     (257,020)     (925,383)     (177,732)     (111,440)     (360,149)   (1,394,242)
    (96,324)     (103,690)      (79,273)      (54,187)     (131,598)      (23,016)     (111,817)     (117,235)
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


   (727,058)   (1,795,682)     (826,236)     (953,203)     (320,305)     (151,801)     (698,472)      550,431
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

    683,873    (4,064,092)      113,845    (1,514,623)     (101,504)      (96,631)    1,338,301    (3,177,601)



  5,557,657     9,621,749     6,853,661     8,368,284     1,270,341     1,366,972     6,464,098     9,641,699
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
$ 6,241,530   $ 5,557,657   $ 6,967,506   $ 6,853,661   $ 1,168,837   $ 1,270,341   $ 7,802,399   $ 6,464,098
===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                SMITH BARNEY                                   SMITH BARNEY
                                                INTERNATIONAL         SMITH BARNEY                LARGE
                                                  ALL CAP               LARGE CAP             CAPITALIZATION
                                                   GROWTH                 VALUE                   GROWTH
                                                 PORTFOLIO              PORTFOLIO               PORTFOLIO
                                           ---------------------  ---------------------   ---------------------
                                              2003        2002       2003        2002        2003        2002
                                           ---------   ---------  ---------   ---------   ---------   ---------
OPERATIONS:
  Net investment income (loss) ..........  $     100   $      --  $     369   $   1,715   $    (726)  $       4
  Realized gain (loss) ..................         63          --       (572)       (142)        530           4
  Change in unrealized gain (loss)
    on investments ......................      2,731          --     16,454     (21,476)     18,430         967
                                           ---------   ---------  ---------   ---------   ---------   ---------

    Net increase (decrease) in net assets
      resulting from operations .........      2,894          --     16,251     (19,903)     18,234         975
                                           ---------   ---------  ---------   ---------   ---------   ---------

UNIT TRANSACTIONS:
  Participant purchase payments .........         --          --         --          --          --          --
  Participant transfers from other
    funding options .....................     21,289          --     15,387       5,958      96,819      13,641
  Administrative charges ................         --          --         --          (6)         --          --
  Contract surrenders ...................       (606)         --     (2,607)     (2,881)     (3,588)         --
  Participant transfers to other
    funding options .....................         --          --       (532)        (44)         --          --
  Other payments to participants ........         --          --         --          --          --          --
                                           ---------   ---------  ---------   ---------   ---------   ---------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     20,683          --     12,248       3,027      93,231      13,641
                                           ---------   ---------  ---------   ---------   ---------   ---------

    Net increase (decrease) in net assets     23,577          --     28,499     (16,876)    111,465      14,616


NET ASSETS:
    Beginning of year ...................         --          --     56,401      73,277      14,616          --
                                           ---------   ---------  ---------   ---------   ---------   ---------
    End of year .........................  $  23,577   $      --  $  84,900   $  56,401   $ 126,081   $  14,616
                                           =========   =========  =========   =========   =========   =========

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                EMERGING                  SMITH BARNEY
                                     COMSTOCK                    GROWTH                     SMALL CAP
       SMITH BARNEY                 PORTFOLIO -                PORTFOLIO -                   GROWTH
          MID CAP                    CLASS II                   CLASS II                  OPPORTUNITIES
      CORE PORTFOLIO                  SHARES                     SHARES                     PORTFOLIO
-------------------------   -------------------------   -------------------------   -------------------------
    2003          2002          2003          2002          2003          2002          2003          2002
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

$    (3,864)  $    (2,238)  $    (1,306)  $      (975)  $      (134)  $       (81)  $   (37,506)  $   (45,914)
     (8,093)       (2,529)        1,034        (1,617)          (22)          (17)     (205,735)     (445,406)

     79,125       (34,656)       55,037       (16,313)        2,247        (2,663)    1,331,824      (754,138)
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


     67,168       (39,423)       54,765       (18,905)        2,091        (2,761)    1,088,583    (1,245,458)
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


      3,179         2,887            --         4,331            89            --        74,423        66,580

     60,225       244,823        61,944       151,372         2,917        10,327       360,556       406,552
         (1)          (25)           --            --            --            (6)          (44)       (1,524)
     (9,106)       (1,078)      (18,404)         (610)           --            --      (411,728)     (402,983)

    (81,975)       (9,624)          (53)       (9,888)           --            --      (185,691)     (633,403)
         --            --            --            --            --            --        (8,678)      (43,497)
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


    (27,678)      236,983        43,487       145,205         3,006        10,321      (171,162)     (608,275)
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

     39,490       197,560        98,252       126,300         5,097         7,560       917,421    (1,853,733)



    280,255        82,695       155,531        29,231         7,560            --     2,833,057     4,686,790
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
$   319,745   $   280,255   $   253,783   $   155,531   $    12,657   $     7,560   $ 3,750,478   $ 2,833,057
===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                      EQUITY -
                                                       INCOME                       GROWTH                     HIGH INCOME
                                                    PORTFOLIO -                   PORTFOLIO -                  PORTFOLIO -
                                                   INITIAL CLASS                 INITIAL CLASS                INITIAL CLASS
                                           ---------------------------   ---------------------------   ---------------------------
                                               2003           2002           2003           2002           2003           2002
                                           ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss) ..........  $    205,146   $    250,210   $   (181,413)  $   (248,735)  $    482,661   $    819,127
  Realized gain (loss) ..................    (1,499,359)      (953,743)    (2,633,392)    (4,974,166)    (1,271,938)    (1,706,217)
  Change in unrealized gain (loss)
    on investments ......................     7,302,517     (5,538,315)     8,491,717     (5,806,807)     2,511,754      1,000,016
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........     6,008,304     (6,241,848)     5,676,912    (11,029,708)     1,722,477        112,926
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........       112,562         56,382         49,182         87,407        162,444         76,781
  Participant transfers from other
    funding options .....................       993,995      1,214,637        468,501      1,374,564      1,052,174        287,464
  Administrative charges ................        (1,251)        (8,919)          (738)        (9,811)          (225)        (1,653)
  Contract surrenders ...................    (4,540,614)    (3,558,290)    (2,482,860)    (3,210,308)    (1,748,495)    (1,291,402)
  Participant transfers to other
    funding options .....................    (1,832,908)    (3,453,026)    (1,409,114)    (5,129,394)      (750,319)      (741,899)
  Other payments to participants ........      (252,310)      (400,992)      (332,634)      (357,963)       (71,705)       (55,737)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..    (5,520,526)    (6,150,208)    (3,707,663)    (7,245,505)    (1,356,126)    (1,726,446)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets       487,778    (12,392,056)     1,969,249    (18,275,213)       366,351     (1,613,520)


NET ASSETS:
    Beginning of year ...................    24,523,475     36,915,531     20,460,598     38,735,811      7,178,131      8,791,651
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $ 25,011,253   $ 24,523,475   $ 22,429,847   $ 20,460,598   $  7,544,482   $  7,178,131
                                           ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

         OVERSEAS                    CONTRAFUND(R)                  CONTRAFUND(R)                   INDEX 500
        PORTFOLIO -                   PORTFOLIO -                    PORTFOLIO -                   PORTFOLIO -
       INITIAL CLASS                 INITIAL CLASS                 SERVICE CLASS 2                INITIAL CLASS
---------------------------   ---------------------------   ---------------------------   ---------------------------
    2003           2002           2003           2002           2003           2002           2003           2002
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

$     (5,153)  $    (11,577)  $   (162,821)  $    (67,976)  $    (12,776)  $     (7,808)  $    196,519   $    195,759
  (1,173,864)    (1,123,431)    (1,038,394)    (1,763,738)       (30,188)      (104,085)    (2,262,148)    (3,371,137)

   2,699,190       (329,442)     7,447,111     (1,575,591)       322,641        (36,798)    11,974,903    (12,110,823)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


   1,520,173     (1,464,450)     6,245,896     (3,407,305)       279,677       (148,691)     9,909,274    (15,286,201)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


       1,958         18,221         65,225        103,719          4,000             --        130,494        219,670

      85,665         80,234        976,976      2,263,328        148,178        207,665      2,663,178      1,898,876
        (162)        (1,346)        (1,038)        (9,101)           (18)          (494)        (1,711)       (16,204)
  (1,153,134)    (1,091,624)    (4,466,773)    (3,224,446)       (45,125)      (182,812)    (7,461,193)    (7,886,333)

    (478,166)      (621,497)    (1,722,733)    (4,968,742)       (34,669)      (173,803)    (4,103,572)    (7,737,796)
     (40,430)       (40,387)      (209,504)      (322,860)       (27,877)        (2,881)      (334,521)      (605,822)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


  (1,584,269)    (1,656,399)    (5,357,847)    (6,158,102)        44,489       (152,325)    (9,107,325)   (14,127,609)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     (64,096)    (3,120,849)       888,049     (9,565,407)       324,166       (301,016)       801,949    (29,413,810)



   4,774,477      7,895,326     26,329,328     35,894,735      1,082,693      1,383,709     42,086,877     71,500,687
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$  4,710,381   $  4,774,477   $ 27,217,377   $ 26,329,328   $  1,406,859   $  1,082,693   $ 42,888,826   $ 42,086,877
============   ============   ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                      DYNAMIC
                                                      CAPITAL
                                                    APPRECIATION
                                                    PORTFOLIO -
                                                      SERVICE
                                                      CLASS 2                        COMBINED
                                           -----------------------------  -----------------------------
                                                2003            2002           2003            2002
                                           -------------   -------------  -------------   -------------
OPERATIONS:
  Net investment income (loss) ..........  $         (47)  $          --  $     436,170   $   1,188,238
  Realized gain (loss) ..................              1              --    (26,054,364)    (42,513,795)
  Change in unrealized gain (loss)
    on investments ......................            683              --    102,512,961     (67,729,914)
                                           -------------   -------------  -------------   -------------

    Net increase (decrease) in net assets
      resulting from operations .........            637              --     76,894,767    (109,055,471)
                                           -------------   -------------  -------------   -------------

UNIT TRANSACTIONS:
  Participant purchase payments .........             --              --      1,534,755       2,475,061
  Participant transfers from other
    funding options .....................          7,269              --     20,669,199      39,964,788
  Administrative charges ................             --              --        (13,107)       (136,746)
  Contract surrenders ...................             --              --    (67,473,374)    (58,756,448)
  Participant transfers to other
    funding options .....................             --              --    (32,871,431)    (73,057,595)
  Other payments to participants ........             --              --     (4,405,478)     (4,935,538)
                                           -------------   -------------  -------------   -------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..          7,269              --    (82,559,436)    (94,446,478)
                                           -------------   -------------  -------------   -------------

    Net increase (decrease) in net assets          7,906              --     (5,664,669)   (203,501,949)


NET ASSETS:
    Beginning of year ...................             --              --    379,739,488     583,241,437
                                           -------------   -------------  -------------   -------------
    End of year .........................  $       7,906   $          --  $ 374,074,819   $ 379,739,488
                                           =============   =============  =============   =============

                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

First Citicorp Life Variable Annuity Separate Account ("Separate Account FCLIC") is a separate account of First Citicorp Life Insurance Company ("The Company"), an indirect subsidiary of Citigroup Inc., and is available for funding certain variable annuity contracts issued by The Company. Separate Account FCLIC is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Separate Account FCLIC includes the CitiVariable Annuity and CitiElite Annuity products.

Participant purchase payments applied to Separate Account FCLIC are invested in one or more sub-accounts in accordance with the selection made by the contract owner. As of December 31, 2003, investments comprising Separate Account FCLIC were:

     High Yield Bond Trust, Massachusetts business trust, Affiliate of The
       Company
     Money Market Portfolio, Massachusetts business trust, Affiliate of The
       Company
     AIM Variable Insurance Funds, Inc. Delaware business trust
         AIM V.I. Balanced Fund - Series I
         AIM V.I. Capital Appreciation Fund - Series I
         AIM V.I. Core Equity Fund - Series I
         AIM V.I. Government Securities Fund - Series I
         AIM V.I. Growth Fund - Series I
         AIM V.I. International Growth Fund - Series I
         AIM V.I. Premier Equity Fund - Series I
     AllianceBernstein Variable Product Series Fund, Inc. (Formerly Alliance
       Variable Product Series Fund, Inc.), Maryland business trust
         AllianceBernstein Growth and Income Portfolio - Class B (Formerly
           Growth & Income Portfolio - Class B)
         AllianceBernstein Premier Growth Portfolio - Class B (Formerly Premier
           Growth Portfolio - Class B)
         AllianceBernstein Technology Portfolio - Class B (Formerly Technology
           Portfolio - Class B)
     Franklin Templeton Variable Insurance Products Trust, Massachusetts
       business trust
         Franklin Small Cap Fund - Class 2 Shares
         Templeton Foreign Securities Fund - Class 2 Shares
     Greenwich Street Series Fund, Massachusetts business trust, Affiliate of
       The Company
         Appreciation Portfolio
         Equity Index Portfolio - Class II Shares
         Fundamental Value Portfolio
     MFS Variable Insurance Trust, Massachusetts business trust
         MFS(R) Bond Series
         MFS(R) Emerging Growth Series
         MFS(R) Money Market Series
         MFS(R) Research Series
         MFS(R) Strategic Income Series
         MFS(R) Total Return Series
     PIMCO Variable Insurance Trust, Massachusetts business trust
         Total Return Portfolio - Administrative Class
     Putnam Variable Trust, Massachusetts business trust
         Putnam VT International Equity Fund - Class IB Shares (Formerly Putnam
           VT International Growth Fund - Class IB Shares)
         Putnam VT Small Cap Value Fund - Class IB Shares
     Salomon Brothers Variable Series Funds Inc., Maryland business trust,
       Affiliate of The Company
         All Cap Fund - Class I (Formerly Capital Fund - Class I)
         High Yield Bond Fund - Class I
         Investors Fund - Class I
         Total Return Fund - Class I
     Smith Barney Investment Series, Massachusetts business trust, Affiliate of
       The Company
         SB Government Portfolio - Class A Shares (Formerly Smith Barney
           Government Portfolio)
         Smith Barney Growth and Income Portfolio
         Smith Barney Large Cap Core Portfolio
         Smith Barney Premier Selections All Cap Growth Portfolio

     The Travelers Series Trust, Massachusetts business trust, Affiliate of The
       Company
         Equity Income Portfolio
         Large Cap Portfolio
         Merrill Lynch Large Cap Core Portfolio (Formerly MFS Research
           Portfolio)
         MFS Emerging Growth Portfolio
         MFS Mid Cap Growth Portfolio
         Travelers Quality Bond Portfolio
     Travelers Series Fund Inc., Maryland business trust, Affiliate of The
       Company
         AIM Capital Appreciation Portfolio
         MFS Total Return Portfolio
         Pioneer Strategic Income Portfolio (Formerly Putnam Diversified Income
           Portfolio)
         Smith Barney Aggressive Growth Portfolio
         Smith Barney International All Cap Growth Portfolio
         Smith Barney Large Cap Value Portfolio
         Smith Barney Large Capitalization Growth Portfolio
         Smith Barney Mid Cap Core Portfolio
     Van Kampen Life Investment Trust, Delaware business trust
         Comstock Portfolio - Class II Shares
         Emerging Growth Portfolio - Class II Shares
     Variable Annuity Portfolios, Massachusetts business trust, Affiliate of The
       Company
         Smith Barney Small Cap Growth Opportunities Portfolio
     Variable Insurance Products Fund, Massachusetts business trust
         Equity - Income Portfolio - Initial Class
         Growth Portfolio - Initial Class
         High Income Portfolio - Initial Class
         Overseas Portfolio - Initial Class
     Variable Insurance Products Fund II, Massachusetts business trust
         Contrafund(R) Portfolio - Initial Class
         Contrafund(R) Portfolio - Service Class 2
         Index 500 Portfolio - Initial Class
     Variable Insurance Products Fund III, Massachusetts business trust
         Dynamic Capital Appreciation Portfolio - Service Class 2

Not all funds may be available in all states or to all contract owners.

The following is a summary of significant accounting policies consistently followed by Separate Account FCLIC in the preparation of its financial statements.

SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Income from dividends and realized gain (loss) distributions, are recorded on the ex-distribution date.

FEDERAL INCOME TAXES. The operations of Separate Account FCLIC form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Separate Account FCLIC. Separate Account FCLIC is not taxed as a "regulated investment company" under Subchapter M of the Code.

FINANCIAL HIGHLIGHTS. In 2001, Separate Account FCLIC adopted the financial highlights disclosure recommended by the American Institute of Certified Public Accountants Audit Guide ("AICPA Guide") for Investment Companies. The AICPA Guide allows for the prospective application of this disclosure, which will ultimately display a five year period. It is comprised of the units, unit values, investment income ratio, expense ratios and total returns for each sub-account. Since each sub-account offers multiple contract charges, certain information is provided in the form of a range. The range information may reflect varying time periods if assets did not exist with all contract charge options of the sub-account for the entire year.

OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENTS

The aggregate costs of purchases and proceeds from sales of investments were $20,643,814 and $102,695,774, respectively, for the year ended December 31, 2003. Realized gains and losses from investment transactions are reported on an average cost basis. The cost of investments in eligible funds was $432,314,809 at December 31, 2003. Gross unrealized appreciation for all investments at December 31, 2003 was $5,436,929. Gross unrealized depreciation for all investments at December 31, 2003 was $63,622,011.

3. CONTRACT CHARGES

The asset-based charges listed below are deducted, as appropriate, each business day and are assessed through the calculation of accumulation and annuity unit values;

-     Mortality and Expense Risks assumed by The Company (M&E)
-     Administrative fees paid for administrative expenses (ADM)

Below is a table displaying separate account charges with their associated products offered in this Separate Account for each funding option.

------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT                       FCLIC
------------------------------------------------------------------------------------------------------------------------------------
                                                                              Asset-based Charges
                                                                              ------------------------------------------------------
   Separate Account Charge (1)                                                                                   Total
    (as identified in Note 4)          Product                                   M&E       ADM                   Charge
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 0.99%          CitiVariable Annuity Contracts           0.84%     0.15%                  0.99%
                                       (Applies to contracts
                                          issued prior to February 1, 1999)

Separate Account Charge 1.40% (CE)     CitiElite Annuity Contracts              1.25%     0.15%                  1.40%

Separate Account Charge 1.40% (CV)     CitiVariable Annuity Contracts           1.25%     0.15%                  1.40%
                                       (Applies to contracts
                                          issued on or after February 1, 1999)
------------------------------------------------------------------------------------------------------------------------------------
(1)   Certain accumulation and annuity unit values displayed in Note 4 may not be available through certain sub-accounts.  If a unit value has no assets and units across all sub-accounts within the Separate Account, it will not be displayed in Note 4.
------------------------------------------------------------------------------------------------------------------------------------

Annual charges are assessed through the redemption of units in the accumulation phase and paid to The Company to cover contract administrative charges as follows;

----------------------------------------------------------------------------------------------------
Product                                Annual charge
----------------------------------------------------------------------------------------------------
CitiVariable Annuity Contracts         $30  - waived if the contract value is at least $25,000 or if
                                            $2,500 has been added ($2,000 for Qualified Contracts)
                                            to the contract in the last 12 months
CitiElite                              $30 for all contracts
----------------------------------------------------------------------------------------------------

The Company will apply a withdrawal charge, assessed through the redemption of units, as a percentage of purchase payments withdrawn as follows;

--------------------------------------------------------------------------------
Product                           Withdrawal/Surrender charge
--------------------------------------------------------------------------------

CitiVariable Annuity Contracts    Up to 7% decreasing to 0% in years 6 and later
CitiElite                         Up to 7% decreasing to 0% in years 8 and later
--------------------------------------------------------------------------------

In the annuity phase of the CitiElite product, if the Variable Liquidity Benefit is selected, a withdrawal charge will be applied to the amount withdrawn. The maximum charge is 7% decreasing to 0% in years eight and later and assessed through the redemption of units.

Withdrawal/surrender charges for Separate Account FCLIC include $538,455 and $976,895 for the years ended December 31, 2003 and 2002, respectively. These charges are included in contract surrenders on the Statement of Changes in Net Assets.

For a full explanation of product charges and associated product features and benefits please refer to your product prospectus.

4. NET CONTRACT OWNERS' EQUITY

                                                                                          DECEMBER 31, 2003
                                                                          ------------------------------------------------------

                                                                            ACCUMULATION          UNIT
                                                                                UNITS             VALUE           NET ASSETS
                                                                          -----------------    -----------    ------------------
High Yield Bond Trust
    Separate Account Charges 1.40% (CE) ...............................            663,301       $  1.398         $     927,274

Money Market Portfolio
    Separate Account Charges 1.40% (CE) ...............................          1,573,792          1.087             1,711,717

AIM Variable Insurance Funds, Inc.
  AIM V.I. Balanced Fund - Series I
    Separate Account Charges 0.99% ....................................                 --          0.872                    --
    Separate Account Charges 1.40% (CE) ...............................              8,661          0.862                 7,471
    Separate Account Charges 1.40% (CV) ...............................                 --          0.862                    --
  AIM V.I. Capital Appreciation Fund - Series I
    Separate Account Charges 0.99% ....................................          5,908,175          1.815            10,724,146
    Separate Account Charges 1.40% (CV) ...............................          1,239,664          1.767             2,190,793
  AIM V.I. Core Equity Fund - Series I
    Separate Account Charges 0.99% ....................................          7,377,114          1.323             9,756,455
    Separate Account Charges 1.40% (CV) ...............................          3,327,004          1.288             4,283,982
  AIM V.I. Government Securities Fund - Series I
    Separate Account Charges 0.99% ....................................          5,148,393          1.377             7,089,297
    Separate Account Charges 1.40% (CV) ...............................          3,484,432          1.349             4,702,444
  AIM V.I. Growth Fund - Series I
    Separate Account Charges 0.99% ....................................          2,729,119          0.984             2,684,656
    Separate Account Charges 1.40% (CV) ...............................          2,222,143          0.958             2,128,304
  AIM V.I. International Growth Fund - Series I
    Separate Account Charges 0.99% ....................................          6,203,316          1.081             6,706,395
    Separate Account Charges 1.40% (CV) ...............................          1,730,754          1.053             1,821,748
  AIM V.I. Premier Equity Fund - Series I
    Separate Account Charges 0.99% ....................................         10,880,605          1.253            13,628,136
    Separate Account Charges 1.40% (CE) ...............................          3,280,257          0.592             1,942,223
    Separate Account Charges 1.40% (CV) ...............................          6,696,387          1.220             8,166,165

AllianceBernstein Variable Product Series Fund, Inc.
  AllianceBernstein Growth and Income Portfolio - Class B
    Separate Account Charges 0.99% ....................................                 --          0.944                    --
    Separate Account Charges 1.40% (CE) ...............................             99,615          0.933                92,982
    Separate Account Charges 1.40% (CV) ...............................                 --          0.933                    --
  AllianceBernstein Premier Growth Portfolio - Class B
    Separate Account Charges 0.99% ....................................                 --          0.729                    --
    Separate Account Charges 1.40% (CE) ...............................              7,327          0.721                 5,283
    Separate Account Charges 1.40% (CV) ...............................                 --          0.721                    --
  AllianceBernstein Technology Portfolio - Class B
    Separate Account Charges 1.40% (CE) ...............................          3,137,903          0.388             1,218,023

Franklin Templeton Variable Insurance Products Trust
  Franklin Small Cap Fund - Class 2 Shares
    Separate Account Charges 1.40% (CE) ...............................          1,804,874          1.052             1,900,031
  Templeton Foreign Securities Fund - Class 2 Shares
    Separate Account Charges 1.40% (CE) ...............................          3,584,444          0.965             3,461,498

                                                                                            DECEMBER 31, 2003
                                                                          ------------------------------------------------------

                                                                            ACCUMULATION          UNIT
                                                                                UNITS             VALUE           NET ASSETS
                                                                          -----------------    -----------    ------------------
Greenwich Street Series Fund
  Appreciation Portfolio
    Separate Account Charges 0.99% ....................................          7,362,523       $  1.004         $   7,391,417
    Separate Account Charges 1.40% (CE) ...............................            855,682          0.992               849,221
    Separate Account Charges 1.40% (CV) ...............................          1,255,255          0.992             1,245,776
  Equity Index Portfolio - Class II Shares
    Separate Account Charges 1.40% (CE) ...............................          1,674,934          2.657             4,450,103
  Fundamental Value Portfolio
    Separate Account Charges 0.99% ....................................                 --          0.994                    --
    Separate Account Charges 1.40% (CE) ...............................            607,296          0.983               597,237
    Separate Account Charges 1.40% (CV) ...............................                 --          0.983                    --

MFS Variable Insurance Trust
  MFS(R) Bond Series
    Separate Account Charges 0.99% ....................................          3,681,345          1.509             5,555,803
    Separate Account Charges 1.40% (CV) ...............................          1,753,441          1.479             2,593,512
  MFS(R) Emerging Growth Series
    Separate Account Charges 0.99% ....................................         11,046,532          1.201            13,259,888
    Separate Account Charges 1.40% (CV) ...............................          3,210,027          1.169             3,751,540
  MFS(R) Money Market Series
    Separate Account Charges 0.99% ....................................          2,700,139          1.267             3,420,129
    Separate Account Charges 1.40% (CV) ...............................            514,566          1.241               638,804
  MFS(R) Research Series
    Separate Account Charges 0.99% ....................................          8,578,086          1.170            10,038,676
    Separate Account Charges 1.40% (CV) ...............................          1,782,758          1.139             2,031,292
  MFS(R) Strategic Income Series
    Separate Account Charges 0.99% ....................................            805,490          1.427             1,149,542
    Separate Account Charges 1.40% (CV) ...............................            103,919          1.399               145,353
  MFS(R) Total Return Series
    Separate Account Charges 0.99% ....................................          9,249,278          1.628            15,058,854
    Separate Account Charges 1.40% (CV) ...............................          4,768,657          1.596             7,609,186

PIMCO Variable Insurance Trust
  Total Return Portfolio - Administrative Class
    Separate Account Charges 0.99% ....................................                 --          1.188                    --
    Separate Account Charges 1.40% (CE) ...............................          1,353,478          1.175             1,590,770
    Separate Account Charges 1.40% (CV) ...............................                 --          1.175                    --

Putnam Variable Trust
  Putnam VT International Equity Fund - Class IB Shares
    Separate Account Charges 0.99% ....................................                 --          0.898                    --
    Separate Account Charges 1.40% (CE) ...............................             34,786          0.888                30,909
    Separate Account Charges 1.40% (CV) ...............................                 --          0.888                    --
  Putnam VT Small Cap Value Fund - Class IB Shares
    Separate Account Charges 0.99% ....................................                 --          1.324                    --
    Separate Account Charges 1.40% (CE) ...............................            105,996          1.310               138,826
    Separate Account Charges 1.40% (CV) ...............................                 --          1.310                    --

Salomon Brothers Variable Series Funds Inc.
  All Cap Fund - Class I
    Separate Account Charges 1.40% (CE) ...............................          7,582,500          1.318             9,993,007
  High Yield Bond Fund - Class I
    Separate Account Charges 1.40% (CE) ...............................            986,566          1.360             1,341,347

                                                                                            DECEMBER 31, 2003
                                                                          ------------------------------------------------------

                                                                            ACCUMULATION          UNIT
                                                                                UNITS             VALUE           NET ASSETS
                                                                          -----------------    -----------    ------------------
Salomon Brothers Variable Series Funds Inc. (continued)
  Investors Fund - Class I
    Separate Account Charges 1.40% (CE) ...............................          6,761,800       $  1.078         $   7,288,890
  Total Return Fund - Class I
    Separate Account Charges 1.40% (CE) ...............................          2,485,696          1.067             2,651,320

Smith Barney Investment Series
  SB Government Portfolio - Class A Shares
    Separate Account Charges 1.40% (CE) ...............................            989,320          1.226             1,213,048
  Smith Barney Growth and Income Portfolio
    Separate Account Charges 1.40% (CE) ...............................          1,090,231          0.860               937,485
  Smith Barney Large Cap Core Portfolio
    Separate Account Charges 1.40% (CE) ...............................          2,203,344          0.828             1,823,506
  Smith Barney Premier Selections All Cap Growth Portfolio
    Separate Account Charges 1.40% (CE) ...............................          1,223,936          1.119             1,369,665

The Travelers Series Trust
  Equity Income Portfolio
    Separate Account Charges 1.40% (CE) ...............................            863,508          1.101               950,615
  Large Cap Portfolio
    Separate Account Charges 1.40% (CE) ...............................         11,401,876          0.788             8,989,075
  Merrill Lynch Large Cap Core Portfolio
    Separate Account Charges 1.40% (CE) ...............................          4,020,096          0.757             3,044,388
  MFS Emerging Growth Portfolio
    Separate Account Charges 1.40% (CE) ...............................          2,227,491          0.421               937,085
  MFS Mid Cap Growth Portfolio
    Separate Account Charges 1.40% (CE) ...............................          4,177,838          0.869             3,631,090
  Travelers Quality Bond Portfolio
    Separate Account Charges 1.40% (CE) ...............................          4,244,612          1.234             5,240,013

Travelers Series Fund Inc.
  AIM Capital Appreciation Portfolio
    Separate Account Charges 1.40% (CE) ...............................          7,049,926          0.886             6,241,530
  MFS Total Return Portfolio
    Separate Account Charges 1.40% (CE) ...............................          5,800,484          1.202             6,967,506
  Pioneer Strategic Income Portfolio
    Separate Account Charges 1.40% (CE) ...............................            933,064          1.253             1,168,837
  Smith Barney Aggressive Growth Portfolio
    Separate Account Charges 0.99% ....................................          5,613,521          0.929             5,215,180
    Separate Account Charges 1.40% (CE) ...............................          1,258,492          0.918             1,155,826
    Separate Account Charges 1.40% (CV) ...............................          1,558,536          0.918             1,431,393
  Smith Barney International All Cap Growth Portfolio
    Separate Account Charges 0.99% ....................................                 --          0.735                    --
    Separate Account Charges 1.40% (CE) ...............................             32,427          0.727                23,577
    Separate Account Charges 1.40% (CV) ...............................                 --          0.727                    --
  Smith Barney Large Cap Value Portfolio
    Separate Account Charges 0.99% ....................................                 --          0.858                    --
    Separate Account Charges 1.40% (CE) ...............................            100,041          0.849                84,900
    Separate Account Charges 1.40% (CV) ...............................                 --          0.849                    --
  Smith Barney Large Capitalization Growth Portfolio
    Separate Account Charges 0.99% ....................................                 --          1.007                    --
    Separate Account Charges 1.40% (CE) ...............................            126,606          0.996               126,081
    Separate Account Charges 1.40% (CV) ...............................                 --          0.996                    --

                                                                                            DECEMBER 31, 2003
                                                                          ------------------------------------------------------

                                                                            ACCUMULATION          UNIT
                                                                                UNITS             VALUE           NET ASSETS
                                                                          -----------------    -----------    ------------------
Travelers Series Fund Inc. (continued)
  Smith Barney Mid Cap Core Portfolio
    Separate Account Charges 0.99% ....................................                 --       $  0.975         $          --
    Separate Account Charges 1.40% (CE) ...............................            331,586          0.964               319,745
    Separate Account Charges 1.40% (CV) ...............................                 --          0.964                    --

Van Kampen Life Investment Trust
  Comstock Portfolio - Class II Shares
    Separate Account Charges 0.99% ....................................                 --          0.955                    --
    Separate Account Charges 1.40% (CE) ...............................            268,726          0.944               253,783
    Separate Account Charges 1.40% (CV) ...............................                 --          0.944                    --
  Emerging Growth Portfolio - Class II Shares
    Separate Account Charges 0.99% ....................................                 --          0.691                    --
    Separate Account Charges 1.40% (CE) ...............................             18,511          0.684                12,657
    Separate Account Charges 1.40% (CV) ...............................                 --          0.684                    --

Variable Annuity Portfolios
  Smith Barney Small Cap Growth Opportunities Portfolio
    Separate Account Charges 0.99% ....................................          1,366,195          1.330             1,817,181
    Separate Account Charges 1.40% (CE) ...............................          1,075,068          1.320             1,418,672
    Separate Account Charges 1.40% (CV) ...............................            397,390          1.295               514,625

Variable Insurance Products Fund
  Equity - Income Portfolio - Initial Class
    Separate Account Charges 0.99% ....................................         12,544,522          1.516            19,014,635
    Separate Account Charges 1.40% (CV) ...............................          4,063,300          1.476             5,996,618
  Growth Portfolio - Initial Class
    Separate Account Charges 0.99% ....................................          5,948,491          2.212            13,161,443
    Separate Account Charges 1.40% (CV) ...............................          4,302,465          2.154             9,268,404
  High Income Portfolio - Initial Class
    Separate Account Charges 0.99% ....................................          5,214,298          0.998             5,205,755
    Separate Account Charges 1.40% (CV) ...............................          2,390,290          0.978             2,338,727
  Overseas Portfolio - Initial Class
    Separate Account Charges 0.99% ....................................          3,292,343          1.199             3,945,878
    Separate Account Charges 1.40% (CV) ...............................            655,166          1.167               764,503

Variable Insurance Products Fund II
  Contrafund(R) Portfolio - Initial Class
    Separate Account Charges 0.99% ....................................         10,287,799          1.754            18,048,880
    Separate Account Charges 1.40% (CV) ...............................          5,367,576          1.708             9,168,497
  Contrafund(R) Portfolio - Service Class 2
    Separate Account Charges 1.40% (CE) ...............................          1,546,685          0.910             1,406,859
  Index 500 Portfolio - Initial Class
    Separate Account Charges 0.99% ....................................         20,362,837          1.432            29,157,455
    Separate Account Charges 1.40% (CV) ...............................          9,849,405          1.394            13,731,371

                                                                                            DECEMBER 31, 2003
                                                                          ------------------------------------------------------

                                                                            ACCUMULATION          UNIT
                                                                                UNITS             VALUE           NET ASSETS
                                                                          -----------------    -----------    ------------------
Variable Insurance Products Fund III
  Dynamic Capital Appreciation Portfolio - Service Class 2
    Separate Account Charges 0.99% ....................................                 --       $  0.981         $          --
    Separate Account Charges 1.40% (CE) ...............................              8,146          0.971                 7,906
    Separate Account Charges 1.40% (CV) ...............................                 --          0.971                    --
                                                                                                                  -------------

Net Contract Owners' Equity ...........................................                                           $ 374,074,819
                                                                                                                  =============

5. STATEMENT OF INVESTMENTS                                                           FOR THE YEAR ENDED DECEMBER 31, 2003
                                                                           -----------------------------------------------------
INVESTMENTS                                                                   NO. OF        MARKET       COST OF       PROCEEDS
                                                                              SHARES        VALUE       PURCHASES     FROM SALES
                                                                           -----------   -----------   -----------   -----------
HIGH YIELD BOND TRUST (0.2%)
    Total (Cost $868,879)                                                       95,026   $   927,453   $   135,224   $   130,504
                                                                           -----------   -----------   -----------   -----------

MONEY MARKET PORTFOLIO (0.5%)
    Total (Cost $1,711,170)                                                  1,711,170     1,711,170        50,090     1,628,456
                                                                           -----------   -----------   -----------   -----------

AIM VARIABLE INSURANCE FUNDS, INC. (20.3%)
  AIM V.I. Balanced Fund - Series I (Cost $7,297)                                  748         7,473         1,087           216
  AIM V.I. Capital Appreciation Fund - Series I (Cost $14,841,695)             606,992    12,916,800       143,277     3,447,017
  AIM V.I. Core Equity Fund - Series I (Cost $15,588,912)                      670,610    14,042,566       221,433     3,153,645
  AIM V.I. Government Securities Fund - Series I (Cost $11,069,674)            964,318    11,793,610       714,645     7,668,269
  AIM V.I. Growth Fund - Series I (Cost $8,288,570)                            324,594     4,813,726       167,556     1,094,504
  AIM V.I. International Growth Fund - Series I (Cost $10,800,988)             531,757     8,529,386       187,749     2,017,120
  AIM V.I. Premier Equity Fund - Series I (Cost $31,576,079)                 1,173,520    23,740,310       256,378     5,997,421
                                                                           -----------   -----------   -----------   -----------
    Total (Cost $92,173,215)                                                 4,272,539    75,843,871     1,692,125    23,378,192
                                                                           -----------   -----------   -----------   -----------

ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC. (0.4%)
  AllianceBernstein Growth and Income Portfolio - Class B (Cost $83,532)         4,302        93,000        22,529        16,506
  AllianceBernstein Premier Growth Portfolio - Class B (Cost $5,930)               248         5,284            --            66
  AllianceBernstein Technology Portfolio - Class B (Cost $2,564,006)            84,896     1,218,254        36,389       181,537
                                                                           -----------   -----------   -----------   -----------
    Total (Cost $2,653,468)                                                     89,446     1,316,538        58,918       198,109
                                                                           -----------   -----------   -----------   -----------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (1.4%)
  Franklin Small Cap Fund - Class 2 Shares (Cost $2,549,218)                   108,939     1,898,804        43,642       246,064
  Templeton Foreign Securities Fund - Class 2 Shares (Cost $4,900,466)         282,581     3,458,792        73,290       547,412
                                                                           -----------   -----------   -----------   -----------
    Total (Cost $7,449,684)                                                    391,520     5,357,596       116,932       793,476
                                                                           -----------   -----------   -----------   -----------

GREENWICH STREET SERIES FUND (3.9%)
  Appreciation Portfolio (Cost $9,520,642)                                     435,820     9,487,806     1,009,770     1,954,943
  Equity Index Portfolio - Class II Shares (Cost $5,465,709)                   164,061     4,450,966       170,653       798,035
  Fundamental Value Portfolio (Cost $527,770)                                   29,749       597,350       242,625        43,622
                                                                           -----------   -----------   -----------   -----------
    Total (Cost $15,514,121)                                                   629,630    14,536,122     1,423,048     2,796,600
                                                                           -----------   -----------   -----------   -----------

MFS VARIABLE INSURANCE TRUST (17.4%)
  MFS(R) Bond Series (Cost $7,557,984)                                         668,628     8,150,572     1,247,064     2,866,824
  MFS(R) Emerging Growth Series (Cost $24,258,419)                           1,096,965    17,013,929       218,066     3,565,307
  MFS(R) Money Market Series (Cost $4,060,004)                               4,060,004     4,060,004     3,321,906    12,515,833
  MFS(R) Research Series (Cost $15,529,355)                                    904,248    12,071,709       163,429     2,877,787
  MFS(R) Strategic Income Series (Cost $1,202,667)                             117,521     1,295,079       318,137       573,247
  MFS(R) Total Return Series (Cost $20,540,547)                              1,157,894    22,671,572     1,154,200     6,426,367
                                                                           -----------   -----------   -----------   -----------
    Total (Cost $73,148,976)                                                 8,005,260    65,262,865     6,422,802    28,825,365
                                                                           -----------   -----------   -----------   -----------

PIMCO VARIABLE INSURANCE TRUST (0.4%)
  Total Return Portfolio - Administrative Class
    Total (Cost $1,558,911)                                                    153,579     1,591,076       692,021       592,727
                                                                           -----------   -----------   -----------   -----------

PUTNAM VARIABLE TRUST (0.0%)
  Putnam VT Discovery Growth Fund - Class IB Shares (Cost $0)                       --            --           500           647
  Putnam VT International Equity Fund - Class IB Shares (Cost $25,403)           2,406        30,914         2,234           348
  Putnam VT Small Cap Value Fund - Class IB Shares (Cost $109,367)               7,663       138,852        10,582         5,730
                                                                           -----------   -----------   -----------   -----------
    Total (Cost $134,770)                                                       10,069       169,766        13,316         6,725
                                                                           -----------   -----------   -----------   -----------

5. STATEMENT OF INVESTMENTS (CONTINUED)                                            FOR THE YEAR ENDED DECEMBER 31, 2003 (CONTINUED)
                                                                               -----------------------------------------------------
INVESTMENTS                                                                       NO. OF        MARKET       COST OF       PROCEEDS
                                                                                  SHARES        VALUE       PURCHASES     FROM SALES
                                                                               -----------   -----------   -----------   -----------
SALOMON BROTHERS VARIABLE SERIES FUNDS INC. (5.7%)
  All Cap Fund - Class I (Cost $9,141,418)                                         639,881   $ 9,994,937   $   152,279   $ 1,465,399
  High Yield Bond Fund - Class I (Cost $1,292,764)                                 141,669     1,341,605       222,436       443,445
  Investors Fund - Class I (Cost $7,125,474)                                       574,491     7,290,291       153,573       941,084
  Total Return Fund - Class I (Cost $2,580,768)                                    246,682     2,651,826       113,533       406,322
                                                                               -----------   -----------   -----------   -----------
    Total (Cost $20,140,424)                                                     1,602,723    21,278,659       641,821     3,256,250
                                                                               -----------   -----------   -----------   -----------

SMITH BARNEY INVESTMENT SERIES (1.4%)
  SB Government Portfolio - Class A Shares (Cost $1,142,626)                       106,149     1,213,281       154,113       437,175
  Smith Barney Growth and Income Portfolio (Cost $1,063,679)                       105,237       937,663        37,168       138,513
  Smith Barney Large Cap Core Portfolio (Cost $2,448,498)                          210,364     1,823,853        21,602       282,417
  Smith Barney Premier Selections All Cap Growth Portfolio (Cost $1,482,705)       116,194     1,369,927        28,088       260,013
                                                                               -----------   -----------   -----------   -----------
    Total (Cost $6,137,508)                                                        537,944     5,344,724       240,971     1,118,118
                                                                               -----------   -----------   -----------   -----------

THE TRAVELERS SERIES TRUST (6.1%)
  Equity Income Portfolio (Cost $871,973)                                           57,311       950,796       142,657        73,184
  Large Cap Portfolio (Cost $13,326,397)                                           682,154     8,990,792        88,578     1,181,513
  Merrill Lynch Large Cap Core Portfolio (Cost $4,604,909)                         387,894     3,044,969        74,515       437,885
  MFS Emerging Growth Portfolio (Cost $2,104,602)                                  100,242       937,264        16,487       205,822
  MFS Mid Cap Growth Portfolio (Cost $7,846,186)                                   527,876     3,631,784        65,968       412,021
  Travelers Quality Bond Portfolio (Cost $5,188,085)                               467,531     5,241,024       532,359       714,240
                                                                               -----------   -----------   -----------   -----------
    Total (Cost $33,942,152)                                                     2,223,008    22,796,629       920,564     3,024,665
                                                                               -----------   -----------   -----------   -----------

TRAVELERS SERIES FUND INC. (6.1%)
  AIM Capital Appreciation Portfolio (Cost $10,946,556)                            620,550     6,242,728        30,858       838,000
  MFS Total Return Portfolio (Cost $6,914,265)                                     429,647     6,968,869       369,889     1,138,326
  Pioneer Strategic Income Portfolio (Cost $1,323,648)                             129,180     1,169,075       181,319       414,308
  Smith Barney Aggressive Growth Portfolio (Cost $8,128,272)                       641,743     7,803,599     1,038,063     1,816,066
  Smith Barney International All Cap Growth Portfolio (Cost $20,850)                 2,124        23,581        21,506           719
  Smith Barney Large Cap Value Portfolio (Cost $88,754)                              5,112        84,916        16,612         3,989
  Smith Barney Large Capitalization Growth Portfolio (Cost $106,708)                 8,776       126,104        96,802         4,277
  Smith Barney Mid Cap Core Portfolio (Cost $275,280)                               24,695       319,806        63,098        94,623
                                                                               -----------   -----------   -----------   -----------
    Total (Cost $27,804,333)                                                     1,861,827    22,738,678     1,818,147     4,310,308
                                                                               -----------   -----------   -----------   -----------

VAN KAMPEN LIFE INVESTMENT TRUST (0.1%)
  Comstock Portfolio - Class II Shares (Cost $216,347)                              21,603       253,831        63,377        21,172
  Emerging Growth Portfolio - Class II Shares (Cost $13,075)                           523        12,659         3,001           128
                                                                               -----------   -----------   -----------   -----------
    Total (Cost $229,422)                                                           22,126       266,490        66,378        21,300
                                                                               -----------   -----------   -----------   -----------

VARIABLE ANNUITY PORTFOLIOS (1.0%)
  Smith Barney Small Cap Growth Opportunities Portfolio
    Total (Cost $3,978,800)                                                        372,133     3,751,103       403,746       612,165
                                                                               -----------   -----------   -----------   -----------

VARIABLE INSURANCE PRODUCTS FUND (16.0%)
  Equity - Income Portfolio - Initial Class (Cost $25,726,346)                   1,079,162    25,014,968       988,104     6,302,628
  Growth Portfolio - Initial Class (Cost $29,769,859)                              722,725    22,433,386       512,646     4,400,754
  High Income Portfolio - Initial Class (Cost $10,275,083)                       1,085,703     7,545,635     1,464,378     2,337,546
  Overseas Portfolio - Initial Class (Cost $6,102,463)                             302,184     4,711,055        96,771     1,686,061
                                                                               -----------   -----------   -----------   -----------
    Total (Cost $71,873,751)                                                     3,189,774    59,705,044     3,061,899    14,726,989
                                                                               -----------   -----------   -----------   -----------

5. STATEMENT OF INVESTMENTS (CONTINUED)                                         FOR THE YEAR ENDED DECEMBER 31, 2003 (CONTINUED)
                                                                          ---------------------------------------------------------
INVESTMENTS                                                                  NO. OF         MARKET        COST OF        PROCEEDS
                                                                             SHARES         VALUE        PURCHASES      FROM SALES
                                                                          ------------   ------------   ------------   ------------
VARIABLE INSURANCE PRODUCTS FUND II (19.1%)
  Contrafund(R) Portfolio - Initial Class (Cost $27,039,539)                 1,176,894   $ 27,221,553   $    900,380   $  6,420,066
  Contrafund(R) Portfolio - Service Class 2 (Cost $1,397,210)                   61,366      1,407,126        150,868        119,053
  Index 500 Portfolio - Initial Class (Cost $44,551,252)                       340,088     42,895,357      1,827,295     10,736,660
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $72,988,001)                                                 1,578,348     71,524,036      2,878,543     17,275,779
                                                                          ------------   ------------   ------------   ------------

VARIABLE INSURANCE PRODUCTS FUND III (0.0%)
  Dynamic Capital Appreciation Portfolio - Service Class 2
    Total (Cost $7,224)                                                          1,126          7,907          7,269             46
                                                                          ------------   ------------   ------------   ------------

TOTAL INVESTMENTS (100%)
  (COST $432,314,809)                                                                    $374,129,727   $ 20,643,814   $102,695,774
                                                                                         ============   ============   ============

6. FINANCIAL HIGHLIGHTS

                                                                                            INVEST-     EXPENSE
                                                    YEAR             UNIT VALUE     NET     MENT(1)     RATIO(2)    TOTAL RETURN(3)
                                                    ENDED  UNITS      LOWEST TO   ASSETS    INCOME     LOWEST TO       LOWEST TO
                                                   DEC 31  (000S)    HIGHEST ($)  ($000S)  RATIO (%)  HIGHEST (%)     HIGHEST (%)
                                                  -------  ------  -------------  -------  ---------  -----------  -----------------
HIGH YIELD BOND TRUST                                2003     663          1.398      927      7.44          1.40              27.32
                                                     2002     702          1.098      770     13.32          1.40               3.20
                                                     2001     933          1.064      993      6.48          1.40               8.02

MONEY MARKET PORTFOLIO                               2003   1,574          1.087    1,712      0.80          1.40             (0.64)
                                                     2002   3,007          1.094    3,291      1.38          1.40                 --
                                                     2001   3,340          1.094    3,656      3.48          1.40               2.24
AIM VARIABLE INSURANCE FUNDS, INC.
  AIM V.I. Balanced Fund - Series I                  2003       9          0.862        7      2.08          1.40              14.63
                                                     2002       8          0.752        6      3.38          1.40            (18.26)
                                                     2001       4          0.920        4      1.72          1.40               4.19

  AIM V.I. Capital Appreciation Fund - Series I      2003   7,148  1.767 - 1.815   12,915        --   0.99 - 1.40      27.67 - 28.18
                                                     2002   9,160  1.384 - 1.416   12,920        --   0.99 - 1.40  (25.39) - (25.08)
                                                     2001  11,674  1.855 - 1.890   22,005        --   0.99 - 1.40  (24.38) - (24.04)

  AIM V.I. Core Equity Fund - Series I               2003  10,704  1.288 - 1.323   14,040      0.95   0.99 - 1.40      22.67 - 23.18
                                                     2002  13,265  1.050 - 1.074   14,149      0.29   0.99 - 1.40  (16.73) - (16.36)
                                                     2001  17,201  1.261 - 1.284   21,984      0.04   0.99 - 1.40  (23.90) - (23.62)

  AIM V.I. Government Securities Fund - Series I     2003   8,633  1.349 - 1.377   11,792      1.82   0.99 - 1.40      (0.37) - 0.07
                                                     2002  13,805  1.354 - 1.376   18,889      1.99   0.99 - 1.40        8.06 - 8.52
                                                     2001  13,288  1.253 - 1.268   16,776      3.14   0.99 - 1.40        4.94 - 5.40

  AIM V.I. Growth Fund - Series I                    2003   4,951  0.958 - 0.984    4,813        --   0.99 - 1.40      29.46 - 29.99
                                                     2002   5,998  0.740 - 0.757    4,500        --   0.99 - 1.40  (31.92) - (31.68)
                                                     2001   7,867  1.087 - 1.108    8,655      0.19   0.99 - 1.40  (34.83) - (34.52)

  AIM V.I. International Growth Fund - Series I      2003   7,934  1.053 - 1.081    8,528      0.51   0.99 - 1.40      27.33 - 27.78
                                                     2002   9,925  0.827 - 0.846    8,358      0.49   0.99 - 1.40  (16.88) - (16.49)
                                                     2001  13,399  0.995 - 1.013   13,529      0.28   0.99 - 1.40  (24.56) - (24.35)

  AIM V.I. Premier Equity Fund - Series I            2003  20,857  0.592 - 1.253   23,737      0.29   0.99 - 1.40      23.33 - 23.94
                                                     2002  26,284  0.480 - 1.011   24,371      0.29   0.99 - 1.40  (31.23) - (30.99)
                                                     2001  34,360  0.698 - 1.465   46,060      0.12   0.99 - 1.40  (13.83) - (13.42)
ALLIANCEBERNSTEIN VARIABLE PRODUCT
SERIES FUND, INC.
  AllianceBernstein Growth and Income
    Portfolio - Class B                              2003     100          0.933       93      0.94          1.40              30.31
                                                     2002      91          0.716       65      0.50          1.40            (23.34)
                                                     2001       8          0.934        7        --          1.40             (4.79)
  AllianceBernstein Premier Growth
    Portfolio - Class B                              2003       7          0.721        5        --          1.40              21.59
                                                     2002       7          0.593        4        --          1.40            (31.76)
                                                     2001       2          0.869        2        --          1.40               0.93
  AllianceBernstein Technology Portfolio
    - Class B                                        2003   3,138          0.388    1,218        --          1.40              41.61
                                                     2002   3,553          0.274      973        --          1.40            (42.56)
                                                     2001   4,368          0.477    2,084        --          1.40            (26.50)

                                                                                            INVEST-     EXPENSE
                                                    YEAR             UNIT VALUE     NET     MENT(1)     RATIO(2)    TOTAL RETURN(3)
                                                    ENDED  UNITS      LOWEST TO   ASSETS    INCOME     LOWEST TO       LOWEST TO
                                                   DEC 31  (000S)    HIGHEST ($)  ($000S)  RATIO (%)  HIGHEST (%)     HIGHEST (%)
                                                  -------  ------  -------------  -------  ---------  -----------  -----------------
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
  Franklin Small Cap Fund - Class 2 Shares           2003   1,805          1.052    1,900        --          1.40              35.39
                                                     2002   2,007          0.777    1,561      0.25          1.40            (29.68)
                                                     2001   2,355          1.105    2,605      0.38          1.40            (16.48)
  Templeton Foreign Securities Fund -
    Class 2 Shares                                   2003   3,584          0.965    3,461      1.76          1.40              30.41
                                                     2002   4,192          0.740    3,105      1.63          1.40            (19.65)
                                                     2001   5,705          0.921    5,261      3.00          1.40            (17.25)
GREENWICH STREET SERIES FUND
  Appreciation Portfolio                             2003   9,473  0.992 - 1.004    9,486      0.64   0.99 - 1.40      22.77 - 23.34
                                                     2002  10,533  0.808 - 0.814    8,562      1.39   0.99 - 1.40  (18.63) - (18.36)
                                                     2001  12,218  0.993 - 0.997   12,175      1.14   0.99 - 1.40    (4.43) - (4.13)

  Equity Index Portfolio - Class II Shares           2003   1,675          2.657    4,450      0.98          1.40              25.98
                                                     2002   1,942          2.109    4,097      1.66          1.40            (23.48)
                                                     2001   2,370          2.756    6,530      0.69          1.40            (13.58)

  Fundamental Value Portfolio                        2003     607          0.983      597      0.78          1.40              36.72
                                                     2002     372          0.719      268      1.06          1.40            (22.44)
                                                     2001     287          0.927      266      0.14          1.40             (7.58)
MFS VARIABLE INSURANCE TRUST
  MFS(R) Bond Series                                 2003   5,435  1.479 - 1.509    8,149      5.89   0.99 - 1.40        7.88 - 8.25
                                                     2002   6,844  1.371 - 1.394    9,496      6.06   0.99 - 1.40        7.36 - 7.89
                                                     2001   7,853  1.277 - 1.292   10,117      6.06   0.99 - 1.40        7.22 - 7.58

  MFS(R) Emerging Growth Series                      2003  14,257  1.169 - 1.201   17,011        --   0.99 - 1.40      28.46 - 29.00
                                                     2002  17,285  0.910 - 0.931   16,016        --   0.99 - 1.40  (34.72) - (34.44)
                                                     2001  22,782  1.394 - 1.420   32,227        --   0.99 - 1.40  (34.40) - (34.14)

  MFS(R) Money Market Series                         2003   3,215  1.241 - 1.267    4,059      0.64   0.99 - 1.40    (0.80) - (0.31)
                                                     2002  10,441  1.251 - 1.271   13,252      1.31   0.99 - 1.40      (0.16) - 0.24
                                                     2001  13,432  1.253 - 1.268   17,001      3.48   0.99 - 1.40        2.29 - 2.76

  MFS(R) Research Series                             2003  10,361  1.139 - 1.170   12,070      0.68   0.99 - 1.40      22.87 - 23.42
                                                     2002  12,971  0.927 - 0.948   12,252      0.28   0.99 - 1.40  (25.54) - (25.30)
                                                     2001  17,668  1.245 - 1.269   22,357      0.01   0.99 - 1.40  (22.38) - (22.00)

  MFS(R) Strategic Income Series                     2003     909  1.399 - 1.427    1,295      5.63   0.99 - 1.40        8.87 - 9.26
                                                     2002   1,143  1.285 - 1.306    1,491      4.08   0.99 - 1.40        6.91 - 7.31
                                                     2001   1,633  1.202 - 1.217    1,985      3.75   0.99 - 1.40        3.26 - 3.75

  MFS(R) Total Return Series                         2003  14,018  1.596 - 1.628   22,668      1.80   0.99 - 1.40      14.74 - 15.13
                                                     2002  17,686  1.391 - 1.414   24,891      1.73   0.99 - 1.40    (6.52) - (6.11)
                                                     2001  20,833  1.488 - 1.506   31,265      2.21   0.99 - 1.40    (1.13) - (0.73)
PIMCO VARIABLE INSURANCE TRUST
  Total Return Portfolio - Administrative Class      2003   1,353          1.175    1,591      2.88          1.40               3.52
                                                     2002   1,297          1.135    1,472      4.04          1.40               7.58
                                                     2001     103          1.055      108      1.76          1.40               2.53
PUTNAM VARIABLE TRUST
  Putnam VT International Equity Fund -
    Class IB Shares                                  2003      35          0.888       31      0.89          1.40              26.68
                                                     2002      32          0.701       22      0.05          1.40            (18.39)
  Putnam VT Small Cap Value Fund - Class
    IB Shares                                        2003     106          1.310      139      0.34          1.40              47.52
                                                     2002      98          0.888       87      0.12          1.40            (19.35)
                                                     2001      26          1.101       29        --          1.40               1.94

                                                                                            INVEST-     EXPENSE
                                                    YEAR             UNIT VALUE     NET     MENT(1)     RATIO(2)    TOTAL RETURN(3)
                                                    ENDED  UNITS      LOWEST TO   ASSETS    INCOME     LOWEST TO       LOWEST TO
                                                   DEC 31  (000S)    HIGHEST ($)  ($000S)  RATIO (%)  HIGHEST (%)     HIGHEST (%)
                                                  -------  ------  -------------  -------  ---------  -----------  -----------------
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
  All Cap Fund - Class I                             2003   7,582          1.318    9,993      0.25          1.40              37.15
                                                     2002   8,704          0.961    8,367      0.38          1.40            (26.13)
                                                     2001  10,639          1.301   13,838      0.65          1.40               0.46

  High Yield Bond Fund - Class I                     2003     987          1.360    1,341      6.06          1.40              22.52
                                                     2002   1,221          1.110    1,356      7.01          1.40               5.82
                                                     2001   1,404          1.049    1,473      7.55          1.40               3.66

  Investors Fund - Class I                           2003   6,762          1.078    7,289      1.39          1.40              30.51
                                                     2002   7,618          0.826    6,293      1.04          1.40            (24.15)
                                                     2001   9,331          1.089   10,158      0.67          1.40             (5.47)

  Total Return Fund - Class I                        2003   2,486          1.067    2,651      1.58          1.40              14.36
                                                     2002   2,826          0.933    2,637      1.27          1.40             (8.17)
                                                     2001   3,547          1.016    3,604      1.87          1.40             (2.21)
SMITH BARNEY INVESTMENT SERIES
  SB Government Portfolio - Class A Shares           2003     989          1.226    1,213      2.69          1.40             (0.65)
                                                     2002   1,240          1.234    1,530      2.22          1.40               6.38
                                                     2001   1,413          1.160    1,639        --          1.40               4.41

  Smith Barney Growth and Income Portfolio           2003   1,090          0.860      937      0.57          1.40              28.36
                                                     2002   1,229          0.670      823      0.64          1.40            (23.25)
                                                     2001   1,720          0.873    1,501        --          1.40            (12.00)

  Smith Barney Large Cap Core Portfolio              2003   2,203          0.828    1,824      0.42          1.40              21.76
                                                     2002   2,554          0.680    1,736      0.56          1.40            (27.04)
                                                     2001   3,095          0.932    2,883        --          1.40            (15.66)
  Smith Barney Premier Selections All
    Cap Growth Portfolio                             2003   1,224          1.119    1,370        --          1.40              32.43
                                                     2002   1,444          0.845    1,220      0.05          1.40            (27.84)
                                                     2001   1,757          1.171    2,057        --          1.40            (15.33)
THE TRAVELERS SERIES TRUST
  Equity Income Portfolio                            2003     864          1.101      951      0.99          1.40              29.38
                                                     2002     794          0.851      676      0.94          1.40            (15.15)
                                                     2001   1,019          1.003    1,022      1.11          1.40             (7.90)

  Large Cap Portfolio                                2003  11,402          0.788    8,989      0.38          1.40              22.93
                                                     2002  12,856          0.641    8,245      0.43          1.40            (23.87)
                                                     2001  15,963          0.842   13,447      0.43          1.40            (18.49)

  Merrill Lynch Large Cap Core Portfolio             2003   4,020          0.757    3,044      0.67          1.40              19.40
                                                     2002   4,535          0.634    2,874      0.54          1.40            (26.19)
                                                     2001   5,464          0.859    4,692      0.04          1.40            (23.51)

  MFS Emerging Growth Portfolio                      2003   2,227          0.421      937        --          1.40              27.58
                                                     2002   2,717          0.330      897        --          1.40            (35.29)
                                                     2001   3,005          0.510    1,531        --          1.40            (37.04)

                                                                                            INVEST-     EXPENSE
                                                    YEAR             UNIT VALUE     NET     MENT(1)     RATIO(2)    TOTAL RETURN(3)
                                                    ENDED  UNITS      LOWEST TO   ASSETS    INCOME     LOWEST TO       LOWEST TO
                                                   DEC 31  (000S)    HIGHEST ($)  ($000S)  RATIO (%)  HIGHEST (%)     HIGHEST (%)
                                                  -------  ------  -------------  -------  ---------  -----------  -----------------
THE TRAVELERS SERIES TRUST (CONTINUED)
  MFS Mid Cap Growth Portfolio                       2003   4,178          0.869    3,631        --          1.40              35.15
                                                     2002   4,610          0.643    2,965        --          1.40            (49.57)
                                                     2001   5,758          1.275    7,340        --          1.40            (24.73)

  Travelers Quality Bond Portfolio                   2003   4,245          1.234    5,240      4.75          1.40               5.47
                                                     2002   4,552          1.170    5,326      7.44          1.40               4.28
                                                     2001   4,803          1.122    5,387      3.56          1.40               5.65
TRAVELERS SERIES FUND INC.
  AIM Capital Appreciation Portfolio                 2003   7,050          0.886    6,242        --          1.40              27.48
                                                     2002   8,004          0.695    5,558        --          1.40            (24.95)
                                                     2001  10,399          0.926    9,622        --          1.40            (24.84)

  MFS Total Return Portfolio                         2003   5,800          1.202    6,968      2.25          1.40              14.91
                                                     2002   6,556          1.046    6,854      5.50          1.40             (6.52)
                                                     2001   7,478          1.119    8,368      2.85          1.40             (1.41)

  Pioneer Strategic Income Portfolio                 2003     933          1.253    1,169      7.94          1.40              17.87
                                                     2002   1,195          1.063    1,270     22.25          1.40               4.42
                                                     2001   1,343          1.018    1,367      7.87          1.40               2.83

  Smith Barney Aggressive Growth Portfolio           2003   8,431  0.918 - 0.929    7,802        --   0.99 - 1.40      32.66 - 33.09
                                                     2002   9,286  0.692 - 0.698    6,464        --   0.99 - 1.40  (33.59) - (33.27)
                                                     2001   9,224  1.042 - 1.046    9,642        --   0.99 - 1.40    (3.34) - (2.97)
  Smith Barney International All Cap
    Growth Portfolio                                 2003      32          0.727       24      2.44          1.40              25.56

  Smith Barney Large Cap Value Portfolio             2003     100          0.849       85      1.95          1.40              25.96
                                                     2002      84          0.674       56      4.08          1.40            (26.50)
                                                     2001      80          0.917       73        --          1.40               1.55
  Smith Barney Large Capitalization
    Growth Portfolio                                 2003     127          0.996      126      0.04          1.40              45.61
                                                     2002      21          0.684       15      0.80          1.40            (14.71)

  Smith Barney Mid Cap Core Portfolio                2003     332          0.964      320        --          1.40              27.85
                                                     2002     372          0.754      280      0.11          1.40            (20.21)
                                                     2001      88          0.945       83        --          1.40             (5.59)
VAN KAMPEN LIFE INVESTMENT TRUST
  Comstock Portfolio - Class II Shares               2003     269          0.944      254      0.76          1.40              28.96
                                                     2002     212          0.732      156      0.23          1.40            (20.61)
                                                     2001      32          0.922       29        --          1.40             (7.52)

  Emerging Growth Portfolio - Class II Shares        2003      19          0.684       13        --          1.40              25.27
                                                     2002      14          0.546        8        --          1.40            (29.64)
VARIABLE ANNUITY PORTFOLIOS
  Smith Barney Small Cap Growth
    Opportunities Portfolio                          2003   2,839  1.295 - 1.330    3,750        --   0.99 - 1.40      39.98 - 40.59
                                                     2002   3,007  0.925 - 0.946    2,833        --   0.99 - 1.40  (26.70) - (26.38)
                                                     2001   3,652  1.262 - 1.286    4,687        --   0.99 - 1.40  (17.35) - (17.10)

                                                                                            INVEST-     EXPENSE
                                                    YEAR             UNIT VALUE     NET     MENT(1)     RATIO(2)    TOTAL RETURN(3)
                                                    ENDED  UNITS      LOWEST TO   ASSETS    INCOME     LOWEST TO       LOWEST TO
                                                   DEC 31  (000S)    HIGHEST ($)  ($000S)  RATIO (%)  HIGHEST (%)     HIGHEST (%)
                                                  -------  ------  -------------  -------  ---------  -----------  -----------------
VARIABLE INSURANCE PRODUCTS FUND
  Equity - Income Portfolio - Initial Class          2003  16,608  1.476 - 1.516   25,011      1.94   0.99 - 1.40      28.57 - 29.02
                                                     2002  20,973  1.148 - 1.175   24,523      1.88   0.99 - 1.40  (18.12) - (17.72)
                                                     2001  25,931  1.402 - 1.428   36,916      1.82   0.99 - 1.40    (6.28) - (5.93)

  Growth Portfolio - Initial Class                   2003  10,251  2.154 - 2.212   22,430      0.28   0.99 - 1.40      31.02 - 31.51
                                                     2002  12,273  1.644 - 1.682   20,461      0.28   0.99 - 1.40  (31.10) - (30.78)
                                                     2001  16,048  2.386 - 2.430   38,736      0.09   0.99 - 1.40  (18.79) - (18.48)

  High Income Portfolio - Initial Class              2003   7,605  0.978 - 0.998    7,544      7.51   0.99 - 1.40      25.38 - 26.01
                                                     2002   9,096  0.780 - 0.792    7,178     11.51   0.99 - 1.40        2.09 - 2.33
                                                     2001  11,394  0.764 - 0.774    8,792     13.64   0.99 - 1.40  (12.98) - (12.54)

  Overseas Portfolio - Initial Class                 2003   3,948  1.167 - 1.199    4,710      0.93   0.99 - 1.40      41.45 - 42.06
                                                     2002   5,673  0.825 - 0.844    4,774      0.86   0.99 - 1.40  (21.43) - (21.12)
                                                     2001   7,397  1.050 - 1.070    7,895      5.81   0.99 - 1.40  (22.28) - (21.90)
VARIABLE INSURANCE PRODUCTS FUND II
  Contrafund(R) Portfolio - Initial Class            2003  15,655  1.708 - 1.754   27,217      0.49   0.99 - 1.40      26.71 - 27.19
                                                     2002  19,221  1.348 - 1.379   26,329      0.89   0.99 - 1.40  (10.61) - (10.22)
                                                     2001  23,483  1.508 - 1.536   35,895      0.85   0.99 - 1.40  (13.48) - (13.12)

  Contrafund(R) Portfolio - Service Class 2          2003   1,547          0.910    1,407      0.30          1.40              26.39
                                                     2002   1,505          0.720    1,083      0.76          1.40            (10.78)
                                                     2001   1,714          0.807    1,384      0.73          1.40            (13.69)

  Index 500 Portfolio - Initial Class                2003  30,212  1.394 - 1.432   42,889      1.59   0.99 - 1.40      26.61 - 27.18
                                                     2002  37,620  1.101 - 1.126   42,087      1.46   0.99 - 1.40  (23.33) - (23.03)
                                                     2001  49,119  1.436 - 1.463   71,501      1.24   0.99 - 1.40  (13.34) - (12.97)
VARIABLE INSURANCE PRODUCTS FUND III
  Dynamic Capital Appreciation Portfolio
    - Service Class 2                                2003       8          0.971        8        --          1.40               8.98

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum values.

7. SCHEDULE OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                                                AIM V.I.
                                                                                  MONEY                         BALANCED
                                                   HIGH YIELD                     MARKET                         FUND -
                                                   BOND TRUST                    PORTFOLIO                      SERIES I
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                               ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...       701,831        933,278      3,006,951      3,340,414          7,557          3,806
Accumulation units purchased and
  transferred from other funding options        71,227         81,655         45,997      1,130,123          1,254          3,949
Accumulation units redeemed and
  transferred to other funding options .      (109,757)      (313,102)    (1,479,156)    (1,463,586)          (150)          (198)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........       663,301        701,831      1,573,792      3,006,951          8,661          7,557
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                    AIM V.I.                                                   AIM V.I.
                                                    CAPITAL                      AIM V.I.                     GOVERNMENT
                                                  APPRECIATION                 CORE EQUITY                    SECURITIES
                                                     FUND -                       FUND -                         FUND -
                                                    SERIES I                     SERIES I                       SERIES I
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                               ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...     9,159,998     11,673,658     13,264,906     17,201,345     13,804,617     13,288,132
Accumulation units purchased and
  transferred from other funding options       103,959        196,859        142,964        222,635        587,029      3,876,781
Accumulation units redeemed and
  transferred to other funding options .    (2,116,118)    (2,710,519)    (2,703,752)    (4,159,074)    (5,758,821)    (3,360,296)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     7,147,839      9,159,998     10,704,118     13,264,906      8,632,825     13,804,617
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                                                               AIM V.I.
                                                    AIM V.I.                     AIM V.I.                      PREMIER
                                                     GROWTH                   INTERNATIONAL                     EQUITY
                                                     FUND -                   GROWTH FUND -                     FUND -
                                                    SERIES I                     SERIES I                      SERIES I
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                               ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...     5,997,732      7,866,741      9,924,830     13,399,023     26,284,269     34,359,798
Accumulation units purchased and
  transferred from other funding options       254,809        206,441        134,311        239,813        265,416        769,935
Accumulation units redeemed and
  transferred to other funding options .    (1,301,279)    (2,075,450)    (2,125,071)    (3,714,006)    (5,692,436)    (8,845,464)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     4,951,262      5,997,732      7,934,070      9,924,830     20,857,249     26,284,269
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                              ALLIANCEBERNSTEIN
                                                  GROWTH AND                ALLIANCEBERNSTEIN              ALLIANCEBERNSTEIN
                                                    INCOME                   PREMIER GROWTH                   TECHNOLOGY
                                                  PORTFOLIO -                   PORTFOLIO -                    PORTFOLIO -
                                                    CLASS B                      CLASS B                        CLASS B
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                               ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...        91,434          7,817          7,327          2,426      3,553,041      4,367,933
Accumulation units purchased and
  transferred from other funding options        26,229         83,649             --          4,905        116,865        245,175
Accumulation units redeemed and
  transferred to other funding options .       (18,048)           (32)            --             (4)      (532,003)    (1,060,067)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........        99,615         91,434          7,327          7,327      3,137,903      3,553,041
                                           ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                                                                 TEMPLETON
                                                    FRANKLIN                      FOREIGN
                                                   SMALL CAP                     SECURITIES
                                                     FUND -                        FUND -
                                                     CLASS 2                      CLASS 2                    APPRECIATION
                                                     SHARES                        SHARES                     PORTFOLIO
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                               ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...     2,006,595      2,355,369      4,191,794      5,705,290     10,532,566     12,218,432
Accumulation units purchased and
  transferred from other funding options        43,189        187,260         34,051        118,625      1,524,974      2,308,739
Accumulation units redeemed and
  transferred to other funding options .      (244,910)      (536,034)      (641,401)    (1,632,121)    (2,584,080)    (3,994,605)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     1,804,874      2,006,595      3,584,444      4,191,794      9,473,460     10,532,566
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                     EQUITY
                                                     INDEX
                                                   PORTFOLIO -
                                                    CLASS II                    FUNDAMENTAL                     MFS(R)
                                                     SHARES                   VALUE PORTFOLIO                BOND SERIES
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                               ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...     1,942,354      2,369,636        371,930        287,160      6,844,011      7,853,479
Accumulation units purchased and
  transferred from other funding options        58,666         54,596        289,893        221,892        694,705      1,161,976
Accumulation units redeemed and
  transferred to other funding options .      (326,086)      (481,878)       (54,527)      (137,122)    (2,103,930)    (2,171,444)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     1,674,934      1,942,354        607,296        371,930      5,434,786      6,844,011
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                      MFS(R)                       MFS(R)
                                                    EMERGING                       MONEY                        MFS(R)
                                                     GROWTH                        MARKET                      RESEARCH
                                                     SERIES                        SERIES                       SERIES
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                               ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...    17,284,796     22,782,069     10,440,908     13,431,842     12,970,956     17,667,804
Accumulation units purchased and
  transferred from other funding options       297,998        995,908      3,053,756      5,984,971        136,642        193,753
Accumulation units redeemed and
  transferred to other funding options .    (3,326,235)    (6,493,181)   (10,279,959)    (8,975,905)    (2,746,754)    (4,890,601)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........    14,256,559     17,284,796      3,214,705     10,440,908     10,360,844     12,970,956
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                    MFS(R)                                                   TOTAL RETURN
                                                   STRATEGIC                      MFS(R)                     PORTFOLIO -
                                                    INCOME                     TOTAL RETURN                 ADMINISTRATIVE
                                                    SERIES                        SERIES                        CLASS
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                               ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...     1,143,375      1,633,335     17,686,490     20,833,291      1,297,327        102,543
Accumulation units purchased and
  transferred from other funding options       200,816         96,268      1,039,366      2,560,218        565,862      1,330,969
Accumulation units redeemed and
  transferred to other funding options .      (434,782)      (586,228)    (4,707,921)    (5,707,019)      (509,711)      (136,185)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........       909,409      1,143,375     14,017,935     17,686,490      1,353,478      1,297,327
                                           ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                                   PUTNAM VT                     PUTNAM VT                    PUTNAM VT
                                                  DISCOVERY                    INTERNATIONAL                  SMALL CAP
                                                 GROWTH FUND -                 EQUITY FUND -                 VALUE FUND -
                                                   CLASS IB                       CLASS IB                     CLASS IB
                                                    SHARES                         SHARES                       SHARES
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                               ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...            --             --         31,770             --         98,107         26,300
Accumulation units purchased and
  transferred from other funding options           876             --          3,016         31,770         11,601         84,696
Accumulation units redeemed and
  transferred to other funding options .          (876)            --             --             --         (3,712)       (12,889)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........            --             --         34,786         31,770        105,996         98,107
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                                HIGH YIELD
                                                     ALL CAP                    BOND FUND -                    INVESTORS
                                                 FUND - CLASS I                   CLASS I                   FUND - CLASS I
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                               ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...     8,704,358     10,639,024      1,221,089      1,403,991      7,617,928      9,331,074
Accumulation units purchased and
  transferred from other funding options       142,620        373,008        126,190         30,375         75,656        239,621
Accumulation units redeemed and
  transferred to other funding options .    (1,264,478)    (2,307,674)      (360,713)      (213,277)      (931,784)    (1,952,767)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     7,582,500      8,704,358        986,566      1,221,089      6,761,800      7,617,928
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                                   SB
                                                                               GOVERNMENT                   SMITH BARNEY
                                                                               PORTFOLIO -                   GROWTH AND
                                                  TOTAL RETURN                   CLASS A                       INCOME
                                                 FUND - CLASS I                   SHARES                      PORTFOLIO
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                               ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...     2,825,528      3,546,592      1,239,661      1,413,098      1,228,727      1,719,869
Accumulation units purchased and
  transferred from other funding options        45,763         51,002         94,786         66,295         43,834            555
Accumulation units redeemed and
  transferred to other funding options .      (385,595)      (772,066)      (345,127)      (239,732)      (182,330)      (491,697)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     2,485,696      2,825,528        989,320      1,239,661      1,090,231      1,228,727
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                               SMITH BARNEY
                                                                                 PREMIER
                                                                                SELECTIONS
                                                  SMITH BARNEY                    ALL CAP                       EQUITY
                                                   LARGE CAP                      GROWTH                        INCOME
                                                 CORE PORTFOLIO                  PORTFOLIO                     PORTFOLIO
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                               ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...     2,554,011      3,095,027      1,443,689      1,757,255        793,721      1,019,162
Accumulation units purchased and
  transferred from other funding options        30,652        100,690         28,451         62,790        136,366        126,481
Accumulation units redeemed and
  transferred to other funding options .      (381,319)      (641,706)      (248,204)      (376,356)       (66,579)      (351,922)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     2,203,344      2,554,011      1,223,936      1,443,689        863,508        793,721
                                           ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                                                                                                 MFS
                                                                               MERRILL LYNCH                   EMERGING
                                                   LARGE CAP                    LARGE CAP                       GROWTH
                                                   PORTFOLIO                   CORE PORTFOLIO                  PORTFOLIO
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                               ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...    12,856,211     15,963,286      4,534,604      5,463,759      2,716,699      3,004,546
Accumulation units purchased and
  transferred from other funding options       101,981         82,093         99,040        186,281         45,030        225,912
Accumulation units redeemed and
  transferred to other funding options .    (1,556,316)    (3,189,168)      (613,548)    (1,115,436)      (534,238)      (513,759)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........    11,401,876     12,856,211      4,020,096      4,534,604      2,227,491      2,716,699
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                      MFS                                                       AIM
                                                    MID CAP                      TRAVELERS                     CAPITAL
                                                    GROWTH                     QUALITY BOND                 APPRECIATION
                                                   PORTFOLIO                     PORTFOLIO                    PORTFOLIO
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                               ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...     4,610,051      5,758,373      4,551,803      4,803,284      8,003,783     10,399,298
Accumulation units purchased and
  transferred from other funding options        75,857        177,184        245,103        839,326         43,658        171,373
Accumulation units redeemed and
  transferred to other funding options .      (508,070)    (1,325,506)      (552,294)    (1,090,807)      (997,515)    (2,566,888)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     4,177,838      4,610,051      4,244,612      4,551,803      7,049,926      8,003,783
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                      MFS                         PIONEER                    SMITH BARNEY
                                                     TOTAL                       STRATEGIC                    AGGRESSIVE
                                                    RETURN                        INCOME                        GROWTH
                                                   PORTFOLIO                     PORTFOLIO                     PORTFOLIO
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                               ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...     6,556,445      7,478,381      1,195,442      1,343,207      9,285,542      9,223,962
Accumulation units purchased and
  transferred from other funding options       268,420        774,033         80,714         19,233      1,794,116      3,669,042
Accumulation units redeemed and
  transferred to other funding options .    (1,024,381)    (1,695,969)      (343,092)      (166,998)    (2,649,109)    (3,607,462)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     5,800,484      6,556,445        933,064      1,195,442      8,430,549      9,285,542
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                  SMITH BARNEY
                                                 INTERNATIONAL                 SMITH BARNEY                  SMITH BARNEY
                                                    ALL CAP                      LARGE CAP               LARGE CAPITALIZATION
                                                GROWTH PORTFOLIO              VALUE PORTFOLIO              GROWTH PORTFOLIO
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                               ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...            --             --         83,624         79,903         21,357             --
Accumulation units purchased and
  transferred from other funding options        33,291             --         20,418          8,133        109,154         21,357
Accumulation units redeemed and
  transferred to other funding options .          (864)            --         (4,001)        (4,412)        (3,905)            --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........        32,427             --        100,041         83,624        126,606         21,357
                                           ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                                                                                              EMERGING
                                                                                 COMSTOCK                      GROWTH
                                                 SMITH BARNEY                  PORTFOLIO -                   PORTFOLIO -
                                                   MID CAP                       CLASS II                      CLASS II
                                                CORE PORTFOLIO                    SHARES                        SHARES
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                               ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...       371,898         87,535        212,379         31,711         13,851             --
Accumulation units purchased and
  transferred from other funding options        77,789        298,984         77,943        195,129          4,660         13,860
Accumulation units redeemed and
  transferred to other funding options .      (118,101)       (14,621)       (21,596)       (14,461)            --             (9)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........       331,586        371,898        268,726        212,379         18,511         13,851
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                 SMITH BARNEY
                                                   SMALL CAP                    EQUITY -
                                                    GROWTH                       INCOME                        GROWTH
                                                 OPPORTUNITIES                  PORTFOLIO -                   PORTFOLIO -
                                                   PORTFOLIO                   INITIAL CLASS                 INITIAL CLASS
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                               ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...     3,006,576      3,651,597     20,973,425     25,931,425     12,273,459     16,048,030
Accumulation units purchased and
  transferred from other funding options       398,448        403,549        867,838        969,778        279,018        780,063
Accumulation units redeemed and
  transferred to other funding options .      (566,371)    (1,048,570)    (5,233,441)    (5,927,778)    (2,301,521)    (4,554,634)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     2,838,653      3,006,576     16,607,822     20,973,425     10,250,956     12,273,459
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                  HIGH INCOME                    OVERSEAS                    CONTRAFUND(R)
                                                  PORTFOLIO -                   PORTFOLIO -                   PORTFOLIO -
                                                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                               ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...     9,095,834     11,393,651      5,672,801      7,397,258     19,221,024     23,482,937
Accumulation units purchased and
  transferred from other funding options     1,394,493        477,411         91,558         97,304        703,272      1,628,620
Accumulation units redeemed and
  transferred to other funding options .    (2,885,739)    (2,775,228)    (1,816,850)    (1,821,761)    (4,268,921)    (5,890,533)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     7,604,588      9,095,834      3,947,509      5,672,801     15,655,375     19,221,024
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                                                               DYNAMIC
                                                  CONTRAFUND(R)                                                CAPITAL
                                                   PORTFOLIO -                   INDEX 500                   APPRECIATION
                                                     SERVICE                    PORTFOLIO -                   PORTFOLIO -
                                                     CLASS 2                   INITIAL CLASS                SERVICE CLASS 2
                                           --------------------------    --------------------------    --------------------------
                                              2003           2002           2003           2002           2003           2002
                                              ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...     1,504,764      1,714,241     37,620,385     49,119,066             --             --
Accumulation units purchased and
  transferred from other funding options       189,552        273,808      2,287,043      1,729,253          8,146             --
Accumulation units redeemed and
  transferred to other funding options .      (147,631)      (483,285)    (9,695,186)   (13,227,934)            --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     1,546,685      1,504,764     30,212,242     37,620,385          8,146             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                                     Combined
                                           ----------------------------
                                               2003            2002
                                               ----            ----
Accumulation units beginning of year ...    364,658,141     450,011,463
Accumulation units purchased and
  transferred from other funding options     19,726,331      36,486,104
Accumulation units redeemed and
  transferred to other funding options .    (89,810,294)   (121,839,426)
                                           ------------    ------------
Accumulation units end of year .........    294,574,178     364,658,141
                                           ============    ============

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors of the First Citicorp Life Insurance Company and Owners of Variable Annuity Contracts of First Citicorp Life Variable Annuity Separate Account:

We have audited the accompanying statement of assets and liabilities of First Citicorp Life Variable Annuity Separate Account as of December 31, 2003 and the related statement of operations for the year then ended and the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the balance sheet is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Citicorp Life Variable Annuity Separate Account as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                                  /s/ KPMG LLP

Hartford, Connecticut
March 29, 2004

                              INDEPENDENT AUDITORS
                              --------------------
                                    KPMG LLP
                              Hartford, Connecticut

This report is prepared for the general information of contract owners and is not an offer of units of First Citicorp Life Variable Annuity Separate Account or shares of Separate Account FCLIC's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for First Citicorp Life Variable Annuity Separate Account product(s) offered by First Citicorp Life Insurance Company and the Prospectuses of the underlying funds, which collectively contain all pertinent information, including additional information on charges and expenses.



FCLIC (Annual) (12-03) Printed in U.S.A.

                      FIRST CITICORP LIFE INSURANCE COMPANY

              Annual Audited Financial Statements - Statutory Basis

                           December 31, 2003 and 2002

               (with Independent Auditors' Report included herein)

                      First Citicorp Life Insurance Company

              Annual Audited Financial Statements - Statutory Basis

                                TABLE OF CONTENTS

                                                                            PAGE

Independent Auditors' Report                                                 1-2

Financial Statements:

         Balance Sheets - December 31, 2003 and 2002                           3

         Statements of Operations for the years ended
            December 31, 2003 and 2002                                         4

         Statements of Changes in Capital and Surplus
            for the years ended December 31, 2003 and 2002                     4

         Statements of Cash Flows for the years ended
            December 31, 2003 and 2002                                         5

Notes to Financial Statements                                               6-15

Supplemental Schedule of Selected Financial Data as of
   and for the year ended December 31, 2003                                16-19

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors
First Citicorp Life Insurance Company:

We have audited the accompanying balance sheets (statutory basis) of First Citicorp Life Insurance Company (the "Company") as of December 31, 2003 and 2002, and the related statements of operations (statutory basis), changes in capital and surplus (statutory basis), and cash flows (statutory basis) for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2 to the financial statements (statutory basis), the Company prepared these financial statements using accounting practices prescribed or permitted by the New York State Insurance Department, which practices differ from generally accepted accounting principles. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of First Citicorp Life Insurance Company as of December 31, 2003 and 2002, or the results of its operations or its cash flows for the years then ended.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and surplus of the Company as of December 31, 2003 and 2002, and the results of its operations and its cash flows for the years then ended, on the basis of accounting described in
Note 2.

As described more fully in Note 2 to the financial statements (statutory basis), the Company prepared these financial statements using accounting practices prescribed or permitted by the New York State Insurance Department. As of January 1, 2002, the New York State Insurance Department adopted the National Association of Insurance Commissioners' statutory accounting practices related to deferred income tax assets and liabilities. Consequently, the Company changed its basis of accounting in 2002 as described in Note 2.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The information included on the supplementary schedule of selected financial data, the summary investment schedule and the supplemental investment risks interrogatories is presented for purposes of additional analysis and is not a required part of the basic financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.

                                                             /s/ KPMG LLP

April 29, 2004

                      FIRST CITICORP LIFE INSURANCE COMPANY

                        Balance Sheets (statutory basis)

(At December 31, dollars in thousands except share data)                   2003              2002
                                                                           ----              ----

Assets

       Bonds (including $14,507 and $23,715 subject to securities lending agreements at fair value)
           (fair value $336,826; $351,140)                                  $326,988          $337,730
       Cash and short-term investments                                        12,216            56,686
       Other invested assets, including receivable for securities              2,089               102
                                                                     ---------------   ---------------

Total cash and invested assets                                               341,293           394,518

       Separate accounts                                                     374,135           379,788
       Investment income due and accrued                                       3,451             3,575
       Other assets                                                              399               613
                                                                     ---------------   ---------------

Total assets                                                                $719,278          $778,494
                                                                     ===============   ===============

Liabilities

       Aggregate reserves                                                   $266,062          $300,079
       Separate accounts                                                     374,135           379,788
       Securities lending                                                     14,996            24,416
       Asset valuation reserve                                                 1,806                 -
       Payable for securities                                                     30            17,326
       Other liabilities                                                       7,445             8,947
                                                                     ---------------   ---------------

Total liabilities                                                            664,474           730,556
                                                                     ---------------   ---------------

Capital and Surplus

       Common capital stock ($5 par value; 400,000
           shares authorized, issued and outstanding)                          2,000             2,000
       Gross paid in and contributed surplus                                  42,000            42,000
       Unassigned funds                                                       10,804             3,938
                                                                     ---------------   ---------------

Total capital and surplus                                                     54,804            47,938
                                                                     ---------------   ---------------

Total liabilities and capital and surplus                                   $719,278          $778,494
                                                                     ===============   ===============


               See notes to financial statements (statutory basis)

                      FIRST CITICORP LIFE INSURANCE COMPANY

                   Statements of Operations (statutory basis)

(For the years ended December 31, in thousands)                             2003                2002
                                                                            ----                ----

Revenues

       Premiums and other considerations                                      $7,195            $6,901
       Net investment income                                                  18,199            21,760
       Other revenues                                                          4,627             6,803
                                                                     ---------------   ---------------

           Total revenues                                                     30,021            35,464
                                                                     ---------------   ---------------

Benefits and expenses

       Current and future insurance benefits                                 100,938           114,334
       Net transfers from separate accounts                                 (80,618)          (87,188)
       Other insurance and corporate expenses                                  1,448             1,618
                                                                     ---------------   ---------------

           Total benefits and expenses                                        21,768            28,764
                                                                     ---------------   ---------------

Net gain from operations before federal income taxes                           8,253             6,700

Federal income taxes incurred                                                  2,595             1,796
                                                                     ---------------   ---------------

Net gain from operations after federal income taxes and before
realized capital gains (losses)                                                5,658             4,904

Net realized capital gains (losses)                                            2,636           (3,548)
                                                                     ---------------   ---------------

Net income                                                                    $8,294            $1,356
                                                                     ===============   ===============


         Statements of Changes in Capital and Surplus (statutory basis)

(For the years ended December 31, in thousands)                             2003                2002
                                                                            ----                ----

Capital and surplus - December 31, previous year                             $47,938           $45,740

       Net income                                                              8,294             1,356
       Net unrealized capital losses                                               -               (6)
       Change in net deferred income taxes                                   (2,055)               617
       Change in non-admitted assets and related items                         2,433             (524)
       Change in asset valuation reserve                                     (1,806)                 -
       Cumulative effect of change in accounting principle                         -               755
                                                                     ---------------   ---------------

           Net change in capital and surplus for the year                      6,866             2,198
                                                                     ---------------   ---------------

Capital and surplus - December 31, current year                              $54,804           $47,938
                                                                     ===============   ===============


               See notes to financial statements (statutory basis)

                      FIRST CITICORP LIFE INSURANCE COMPANY

                   Statements of Cash Flows (statutory basis)

(For the years ended December 31, in thousands)                             2003                2002
                                                                            ----                ----

Cash from Operations
       Premiums collected net of reinsurance                                  $7,250            $6,901
       Net investment income                                                  20,324            22,425
       Miscellaneous income                                                    5,160             7,020
                                                                     ---------------   ---------------

           Total revenues received                                            32,734            36,346
                                                                     ---------------   ---------------

       Benefits and loss related payments                                    134,850           131,978
       Net transfers from separate accounts                                 (82,513)           (94,446)
       Federal income taxes paid                                               1,727             2,724
       Commissions, expenses paid                                              5,726             (562)
                                                                     ---------------   ---------------

           Total benefits and expenses paid                                   59,790            39,694
                                                                     ---------------   ---------------

Net cash used in operations                                                 (27,056)           (3,348)
                                                                     ---------------   ---------------

Cash from Investments
    Proceeds from investments sold, matured or repaid
       Bonds                                                                 238,269           203,262
       Stocks                                                                      3                 -
       Investment sales receivable/purchases payable                               -            10,086
       Other, net                                                                  -                (6)
                                                                     ---------------   ----------------

           Total investment proceeds                                         238,272           213,342
                                                                     ---------------   ---------------

    Cost of investments acquired
       Bonds                                                                 228,417           194,000
       Stocks                                                                     75                 -
       Investment sales receivable/purchases payable                          19,213                 -
                                                                     ---------------   ---------------

           Total investments acquired                                        247,705           194,000
                                                                     ---------------   ---------------

Net cash provided by (used in) investments                                    (9,433)           19,342
                                                                     ----------------  ---------------

Cash from Financing and Miscellaneous Sources
    Cash provided (applied)

       Net deposits on deposit-type contracts                                    186               856
       Securities lending                                                     (9,420)          (14,839)
       Other cash provided (applied)                                           1,253            (3,190)
                                                                     ---------------   ----------------

Net cash used in financing and miscellaneous sources                          (7,981)          (17,173)
                                                                     ----------------  ----------------

Net change in cash and short-term investments                                (44,470)           (1,179)

Cash and short-term investments, beginning of year                            56,686            57,865
                                                                     ---------------   ---------------

Cash and short-term investments, end of year                                 $12,216           $56,686
                                                                     ===============   ===============


               See notes to financial statements (statutory basis)

                      FIRST CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)


1.  ORGANIZATION

First Citicorp Life Insurance Company (the Company) is a wholly owned subsidiary of Citicorp Life Insurance Company (CLIC), an Arizona domiciled company and an indirect subsidiary of Citigroup Inc. (Citigroup), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. The Company is a New York domiciled life and health company with licenses in New York, Arizona, Connecticut and Delaware. In 1998 the Company entered into third party reinsurance agreements to cede all risk on ordinary life, group life and accident and health insurance. This business, along with the credit life and credit health business, is in runoff status. In addition, on June 7, 2003, the Company ceased taking applications for new annuity policies, and the annuity line of business is now in runoff status.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

First Citicorp Life Insurance Company (the Company) prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of New York. Effective January 1, 2001, the State of New York requires that insurance companies domiciled in New York prepare their statutory basis financial statements in accordance with the NAIC ACCOUNTING PRACTICES AND PROCEDURES MANUAL - version effective January 1, 2001 (the revised Manual) and subsequent revisions, subject to certain deviations prescribed or permitted by the New York Superintendent of Insurance.

The State of New York modified or did not adopt certain NAIC Statements of Statutory Accounting Principles (SSAP) and provided additional New York specific guidance that differs from those in the revised Manual. The various deviations are provided in New York Regulation 172 Parallel Citation and First Amendment to Regulation 172 (issued in 2001 (NYSAP) and updated in 2002 and 2003) and Second Amendment to Regulation 172, issued in 2003.

Accounting changes adopted to conform to the provisions of the revised Manual as adopted or modified by the State of New York are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned funds (surplus) in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. For 2003, there were no changes in accounting principle as a result of codification. During 2002, the adoption of SSAP #10, Income Taxes, resulted in an increase to surplus of $1 million.

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of certain assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenue and benefits and expenses during the reporting period. Actual results could differ from those estimates.

                      FIRST CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

SSAP differs in certain respects from accounting principles generally accepted in the United States of America (GAAP). The differences, which could be significant, primarily relate to:

------- ------------------------------------- ----------------------------------- -- -----------------------------------
                                                             SSAP                                   GAAP
                                              -----------------------------------    -----------------------------------
A.      Bonds                                 NAIC designations 1-5 carried at       Carried at either amortized cost
                                              amortized cost and values              or fair value depending upon
                                              prescribed by the NAIC.  NAIC          classification "as held to
                                              designation 6 reported at the          maturity" or "available for sale".
                                              lower of amortized cost or NAIC
                                              value.

B.      Acquisition costs                     Expensed as incurred.                  Capitalized and amortized over
                                                                                     specific periods.

C.      Non-admitted assets                   Excluded from balance sheet.           Not applicable

D.      Insurance reserves                    Statutory mortality, morbidity         Different mortality and interest
                                              and interest assumptions, without      assumptions including withdrawal
                                              consideration for withdrawals,         characteristics; carried gross
                                              carried net of reinsurance.            before reinsurance, with a
                                                                                     corresponding asset for
                                                                                     reinsurance recoverable.

E.      Asset valuation reserve               Reserve calculated based upon          Not applicable
                                              risk associated with particular
                                              asset classes.

F.      Interest maintenance reserve          Reserve based upon realized gains      Not applicable
                                              or losses attributed to changes
                                              in interest rates.

G.      Deferred taxes                        SSAP measures the difference           GAAP uses a more likely than not
                                              between the tax basis in assets        standard and the change in
                                              and liabilities.  Changes in           deferred taxes is included in the
                                              deferred tax assets and                tax provision and in operations.
                                              liabilities are charges directly
                                              to surplus.  Recognition of a
                                              deferred tax asset (DTA) for SSAP
                                              is determined by a reversal and
                                              recoverability test.
                                              Admissibility of DTAs is
                                              restricted to items recoverable
                                              within one year.

H.      Comprehensive income                  Not applicable                         Components disclosed on face of
                                                                                     financial statements.
------- ------------------------------------- ----------------------------------- -- -----------------------------------

                      FIRST CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS

Bonds generally are stated at amortized cost, except bonds with ratings of NAIC 6 that are in or near default which are stated at the lower of amortized cost or NAIC value. The difference is booked as an unrealized loss. Amortization is calculated using the constant yield method. Included in bonds are loan-backed and structured securities which are amortized using the retrospective method. The effective yield used to determine amortization for this asset class is calculated based on actual historical and projected future cash flows, which are obtained from a widely accepted securities data provider.

Short-term investments are stated at amortized cost. Short-term investments with less than 90 days maturity are considered cash equivalents.

Other invested assets include common stocks of non-affiliates that are stated at NAIC value; redeemable and non-redeemable preferred stocks of non-affiliates and receivable for securities. Redeemable preferred stocks of non-affiliates (NAIC 1-3) generally are stated at amortized cost, whereas NAIC 4-6 are stated at lower of amortized cost or NAIC value. Non-redeemable preferred stocks of non-affiliates (NAIC 1-3) are stated at cost, while NAIC 4-6 are stated at lower of cost or NAIC value. Receivable for securities is stated at NAIC value.

Due and accrued investment income over 90 days on bonds and short-term investments is non-admitted and excluded from investment income. There is no non-admitted interest at December 31, 2003.

DERIVATIVE FINANCIAL INSTRUMENTS

The Company did not have open derivative financial instruments at December 31, 2003 or at December 31, 2002.

INVESTMENT GAINS AND LOSSES

Realized investment gains and losses are calculated based upon specific identification of the investments sold and include specific impairments. Other than temporary impairments are determined based on the continual review of investment portfolio valuations. These gains and losses, except for those transferred to the Interest Maintenance Reserve (IMR), are reported in net income.

In compliance with regulatory requirements, the Company maintains an Asset Valuation Reserve (AVR) and an IMR. The AVR is designed to address the default and equity risks on the majority of the Company's invested assets. The principal function of the AVR is to shield statutory net worth from credit losses on fixed income investments carried at amortized values and to cushion statutory capital and surplus from realized and unrealized gains and losses on equity investments. As of December 31, 2003, the balance of the AVR was $1.8 million and as of December 31, 2002, was zero. The IMR is designed to defer realized capital gains and losses due to interest rate changes on fixed income investments and to amortize those gains and losses, net of tax, into future income over the remaining life of the investments sold. The IMR at December 31, 2003 and 2002 were in negative positions at $(1.1) million and $(1.4) million, respectively and considered a non-admitted asset.

                      FIRST CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

BENEFIT RESERVES

Benefit reserves are primarily comprised of individual annuity products that have been computed based upon statutorily prescribed mortality and interest assumptions. Interest rates range from 5.00% to 7.00%, with a weighted average rate of 5.43%.

PREMIUMS AND OTHER CONSIDERATIONS

Premiums and other considerations are recognized as revenues when due for life and health products and when received for annuity products. Reserves are established for the portion of premiums that will be earned in future periods.

SEPARATE ACCOUNTS

The separate account assets and liabilities represent segregated funds administered and invested by the Company for purposes of funding variable annuity contracts. Amounts assessed to the contractholders for management services are included in general account revenues. The investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. The assets of these separate accounts are carried at fair value. Net investment income and realized investment gains and losses for all separate accounts are excluded from revenues. Premiums and benefits are included in the statement of operations with a corresponding offset recorded in net transfers to or (from) separate accounts. An operating gain or loss is not recorded from these separate accounts.

3.  CAPITAL AND SURPLUS AND DIVIDEND RESTRICTIONS

The Company is subject to various regulatory restrictions that limit the maximum amount of dividends available to its parents without prior approval of insurance regulatory authorities in the state of domicile. A maximum of $5.48 million of statutory surplus is available in 2004 for dividends to CLIC without prior approval. The Company did not pay any dividends in 2003 or 2002.

The State of New York utilizes risk based capital (RBC) requirements developed by the NAIC as minimum capital requirements to identify companies that merit further regulatory action. At December 31, 2003, the Company had adjusted capital in excess of amounts requiring any regulatory action.

The State of New York modified or did not adopt certain NAIC Statements of Statutory Accounting Principles (SSAP) and provided additional New York specific guidance that differs from those in the revised Manual. The various deviations are provided in New York Regulation 172 Parallel Citation and First Amendment to Regulation 172 (issued in 2001 (NYSAP) and updated in 2002 and 2003) and Second Amendment to Regulation 172, issued in 2003.

In 2001, the Company adopted the NAIC ACCOUNTING PRACTICES AND PROCEDURES MANUAL, subject to certain deviations prescribed or permitted by the New York Superintendent of Insurance. For 2003, there were no changes in accounting principle as a result of codification. During 2002, the adoption of SSAP #10, Income Taxes, resulted in an increase to surplus of $1 million.

                      FIRST CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)

4.  INVESTMENTS

BONDS

----------------------------------------------- ------------------ ------------------- --------------------------
Bonds by investment type                                                                    Excess of book value
                                                                                             over fair value (-)
        (in thousands)                              Book/Adjusted                                             or
                                                         Carrying                Fair       Fair value over book
                                                            Value               Value                  Value (+)
----------------------------------------------- ------------------ ------------------- --------------------------

DECEMBER 31, 2003

U.S. government agencies                                  $72,506             $74,543                     $2,037
All other governments                                       1,176               1,232                         56
Special revenue and special
     assessment obligations                                63,207              65,020                      1,813
Public utilities                                           10,496              10,717                        221
Industrial and miscellaneous                              179,603             185,314                      5,711
----------------------------------------------- ------------------ ------------------- --------------------------
                 Total Bonds                             $326,988            $336,826                     $9,838
----------------------------------------------- ------------------ ------------------- --------------------------
DECEMBER 31, 2002

U.S. government agencies                                  $74,292             $77,339                     $3,047
Special revenue and special
     assessment obligations                                91,032              94,742                      3,710
Public utilities                                            6,997               6,585                       (412)
Industrial and miscellaneous                              165,409             172,474                      7,065
----------------------------------------------- ------------------ ------------------- --------------------------
                 Total Bonds                             $337,730            $351,140                    $13,410
----------------------------------------------- ------------------ ------------------- --------------------------

Fair market values for bonds are based upon quoted market prices or dealer quotes, or, if quoted prices are not available, discounted expected cash flows using market rates that are commensurate with the credit quality and maturity of the investment. The statement value and fair value of bonds at December 31, 2003, by contractual maturity, are shown below. Maturities of loan-backed and structured securities are based upon the period over which their repayments are expected. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

---------------------------------------------------------------------------
Maturity Distribution
                                          Book/Adjusted               Fair
      (in thousands)                     Carrying Value              Value
---------------------------------------------------------------------------
1 year or less                                  $56,299            $57,636
After 1 year through 5 years                    199,931            208,022
After 5 years through 10 years                   35,712             36,080
After 10 years                                   35,046             35,088
---------------------------------------------------------------------------
                                               $326,988           $336,826
---------------------------------------------------------------------------

Proceeds from sales and maturities of bonds were $238.3 million and $203.3 million during 2003 and 2002, respectively. Gross gains of $2.4 million and $3.4 million in 2003 and 2002, respectively, and gross losses of $1.3 million and $3.1 million in 2003 and 2002, respectively, were realized on those sales.

Additional losses, due to other than temporary declines, were insignificant in 2003 and $4.0 million in 2002. Fair value was determined based upon external market prices. Impairments were concentrated in healthcare investments in 2003 and in industrial and financial services investments in 2002.

                      FIRST CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)

4.  INVESTMENTS (CONTINUED)

The Company makes investments in collateralized mortgage obligations (CMOs). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches that are protected against prepayment risk, including planned amortization class
(PAC) tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if a careful assessment indicates a favorable risk/return tradeoff; however, the Company does not purchase residual interests in CMOs.

At December 31, 2003 and 2002, the Company held CMOs with a fair value of $23.9 million and $26.9 million, respectively, which are included in bonds. As of December 31, 2003 and 2002, approximately 19% and 44%, respectively, of the Company's CMO holdings were fully collateralized by GNMA, FNMA or FHLMC securities. In addition, the Company held $61.3 million and $85.0 million of GNMA, FNMA or FHLMC mortgage-backed securities at December 31, 2003 and 2002, respectively. The Company also held $42.8 million and $48.5 million of asset-backed securities at December 31, 2003 and 2002, respectively.

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. The Company generally receives cash collateral from the borrower, equal to at least the fair value of the loaned securities plus accrued interest, and reinvests it in a short-term investment pool. The loaned securities remain a recorded asset of the Company, however, the Company records a liability for the amount of the cash collateral held, representing its obligation to return the collateral related to these loaned securities. At December 31, 2003 and 2002, the Company held collateral of $15.0 million and $24.4 million, respectively.

The Company conducts a rigorous review each quarter to identify and evaluate investments that have possible indications of impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer; and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. The Company's review for impairment generally entails:

o Identification and evaluation of investments that have possible indications of impairment;
o Analysis of individual investments that have fair values less than 80% of amortized cost, including consideration of the length of time the investment has been in an unrealized loss position;
o Discussion of evidential matter, including an evaluation of factors or triggers that would or could cause individual investments to qualify as having other-than-temporary impairments and those that would not support other-than-temporary impairment;
o Documentation of the results of these analyses, as required under business policies.

At December 31, 2003 and 2002, investments with a cost greater than fair market value were insignificant.

The Company maintains Special Deposits for the benefit of its policyholders. At December 31, 2003 and 2002, these amounts were insignificant.

                      FIRST CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)

4.  INVESTMENTS (CONTINUED)

CONCENTRATIONS

Included in bonds is a concentration in medium and lower quality assets totaling $19.2 million and $17.3 million at December 31, 2003 and 2002, respectively. The Company defines medium and lower quality assets in accordance with NAIC guidelines, which is NAIC 3-6.

The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, limits and other monitoring procedures. Collateral for bonds often includes pledges of assets, including stock and other assets, guarantees and letters of credit.

5.  LIABILITIES SUBJECT TO DISCRETIONARY WITHDRAWAL

At December 31, 2003 and 2002, the Company had $639 million and $677 million of life and annuity product deposit funds and reserves, including separate accounts liabilities. Of that total, $6 million and $5 million is not subject to discretionary withdrawal based on contract terms and related market conditions. Of the remaining life and annuity related liabilities, $145 million and $167 million are surrenderable at book value less surrender charges of 5% or more, $369 million and $373 million are surrenderable at fair value and $119 million and $132 million are surrenderable without charge at the end of 2003 and 2002, respectively.

6.  REINSURANCE

The Company has assumed Group Life and Accident and Health (including Credit) Insurance from other companies in areas where the Company had or has limited authority to write business. A commission is paid to the ceding company based upon net written premiums.

The Company also participates in reinsurance in order to limit losses, minimize exposure to large risks, provide capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished primarily through yearly renewable term coinsurance. The Company remains primarily liable as the direct insurer on all risks reinsured.

A summary of reinsurance financial data is presented below:

         (IN THOUSANDS)
         -----------------------------------------------------------------
         PREMIUMS                                 2003              2002
         -----------------------------------------------------------------
           Direct                           $    8,549        $    8,568
           Assumed                                 506               584
           Ceded                                (1,860)           (2,251)
         -----------------------------------------------------------------
         TOTAL NET PREMIUMS                 $    7,195        $    6,901
         -----------------------------------------------------------------

         Balance sheet impact:
           Aggregate reserves
              Assumed                       $      387        $      312
              CEDED                             (5,079)           (6,916)
         ------------------------------------------------------------------

         Life insurance in force:
          Assumed                           $   23,995        $   27,155
          Ceded                                (82,121)         (116,417)
         ------------------------------------------------------------------

                      FIRST CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)


7.  TAXES
---------

      ------------------------------------------ ------------ ------------
      (in thousands)                                    2003         2002
      ------------------------------------------ ------------ ------------
      Net income before federal income taxes          $9,524       $3,076
      Statutory tax rate                                 35%          35%
                                                 ------------ ------------
      Expected tax                                     3,333        1,077

      Tax effect of:
      Interest maintenance reserve                       130           12
      Change in non-admitted assets                      131           32
      Non-taxable investment income                     (305)           -
      Other                                               (5)         (17)
                                                 ------------ ------------
      Total statutory federal income taxes            $3,284       $1,104
                                                 ============ ============

      Effective tax rate                                 34%          36%

      Federal income taxes incurred                   $1,229       $1,721
      Change in net deferred income taxes              2,055         (617)
                                                 ------------ ------------
      Total statutory federal income taxes            $3,284       $1,104
                                                 ============ ============

Federal income taxes relating to net realized capital gains (losses) on the sale of investments were $(1.4) million in 2003 and were insignificant in 2002. These amounts differ from the expected statutory amounts primarily due to the different classification and timing of gains and losses for statutory reporting and tax reporting.

The Company's Federal income tax return is consolidated with its parent, CLIC. The method of allocation is subject to written agreement. Allocation is based upon separate taxable income calculations. Intercompany tax balances payable are settled annually.

Deferred taxes are included in other assets and other liabilities.

The main components of the 2003 and 2002 deferred tax amounts are as follows:

         -----------------------------------------------------------------------------
         (in thousands)                                         2003             2002
         -----------------------------------------------------------------------------
         Deferred tax assets:
                Policy, reinsurance and other reserves       $   172          $    88
                Policy acquisition expenses                    1,582            1,905
                Investments                                    3,905            5,591
                Non-admitted assets                              372              503
                                                         -----------------------------
                Total deferred tax asset                       6,031            8,087
                                                         -----------------------------
                Non-admitted deferred tax asset               (5,265)          (7,324)
                Admitted deferred tax asset                  $   766          $   763
                                                         =============================

          Deferred tax liabilities:
                Depreciation                                       3                3
                                                         -----------------------------
                Net admitted deferred tax asset              $   763          $   760
                                                         =============================

                      FIRST CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)

7.  TAXES (CONTINUED)

The change in net deferred income taxes is comprised of the following:

                -----------------------------------------------------------------------------------
                (in thousands)                               2003             2002          Change
                -----------------------------------------------------------------------------------
                Total deferred tax asset                   $6,031           $8,087        $(2,056)
                Total deferred tax liability                    3                3              -
                                                     ----------------------------------------------
                Net deferred tax asset                     $6,028           $8,084        $(2,056)
                                                     ----------------------------------------------
                Tax effect of unrealized gains                                                  1
                                                                                   ----------------
                Change in net deferred income tax                                         $(2,055)
                                                                                   ================


The following are income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

        (IN THOUSANDS)

        2003                 $1,457
        2002                 $1,408
        2001                 $3,719


8.  RELATED PARTY TRANSACTIONS

The Company has entered into various service contracts with affiliates of the Company which cover management, investment, and information processing services. Expenses incurred under such agreements were $1.2 million in 2003 and insignificant in 2002. As of December 31, 2003 and 2002, the Company had $0.4 million and $1.8 million of intercompany payables, which are settled monthly.

The Company utilizes the services of Citicorp Insurance Services, Inc., an affiliate, to provide administration of the credit insurance business. This amount was insignificant in 2003 and 2002.

9.  FAIR VALUE OF FINANCIAL INSTRUMENTS

FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

The Company does not have any financial instruments with off-balance sheet risk.

FAIR VALUE OF CERTAIN FINANCIAL INSTRUMENTS

At December 31, 2003 and 2002, investments in bonds have a fair value of $336.8 million and $351.1 million, and a carrying value of $327.0 million and $337.7 million, respectively.

The carrying value of $3.8 million and $8.7 million of financial instruments classified as other liabilities also approximates their fair values at December 31, 2003 and 2002, respectively. Fair value is determined using various methods including discounted cash flows and carrying value, as appropriate for the various financial instruments.

The carrying values of cash on hand and on deposit, cash equivalents, short-term investments, investment income due and accrued, and receivable for securities approximate their fair values.

                      FIRST CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)

10.  COMMITMENTS AND CONTINGENCIES

LITIGATION AND LEGAL PROCEEDINGS

In the normal course of business, the Company is a defendant or codefendant in various litigation matters. Although there can be no assurances, as of December 31, 2003, the Company believes, based on information currently available, that the ultimate resolution of these legal proceedings would not be likely to have a material adverse effect on its results of operations, financial condition or liquidity.

In 2003, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) about the Company's variable product operations on market timing, trading and revenue sharing. The Company is cooperating fully with all of these reviews and is not able to predict their outcomes.

                      FIRST CITICORP LIFE INSURANCE COMPANY
                SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA
        AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2003 (statutory basis)
                                 (in thousands)
                               ------------------

Investment income earned
       U. S. Government bonds                                    $       2,835
       Bonds exempt from U. S. tax                                           -
       Other bonds (unaffiliated)                                       15,003
       Bonds of affiliates                                                   -
       Preferred stocks (unaffiliated)                                       1
       Preferred stocks of affiliates                                        -
       Common stocks (unaffiliated)                                          -
       Common stocks of affiliates                                           -
       Mortgage loans                                                        -
       Real estate                                                           -
       Premium notes, policy loans and liens                                 -
       Cash and cash equivalents                                           433
       Short-term investments                                              277
       Derivative instruments                                                -
       Other invested assets                                                 -
       Aggregate write-ins for investment income                             -
                                                                ----------------
           Gross investment income                               $      18,549
                                                                ================

Real estate owned - book value less encumbrances                 $           -

Mortgage loans - book value:
       Farm mortgages                                            $           -
       Residential mortgages                                                 -
       Commercial mortgages                                                  -
                                                                ----------------
           Total mortgage loans                                  $           -
                                                                ================

Mortgage loans by standing - book value:
       Good standing                                             $           -
       Good standing with restructured terms                                 -
       Interest overdue more than 90 days, not in foreclosure                -
       Foreclosure in process                                                -

Other long-term assets - statement value                         $           -

Bonds and stocks of parents, subsidiaries and
   affiliates - book value
       Bonds                                                     $           -
       Preferred stocks                                          $           -
       Common stocks                                             $           -

See accompanying Independent Auditors' Report

                      FIRST CITICORP LIFE INSURANCE COMPANY
                SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA
        AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2003 (statutory basis)
                                 (in thousands)
                               ------------------

Bond and short-term investments by class and maturity:
       By maturity - statement value
           Due within one year or less                            $      65,896
           Over 1 year through 5 years                                  199,931
           Over 5 years through 10 years                                 35,712
           Over 10 years through 20 years                                18,063
           Over 20 years                                                 16,983
                                                                 ---------------
                Total by maturity                                 $     336,585
                                                                 ===============
       By class - statement value
            Class 1                                               $     251,272
            Class 2                                                      66,112
            Class 3                                                       4,253
            Class 4                                                       3,899
            Class 5                                                      10,631
            Class 6                                                         418
                                                                 ---------------
                 Total by class                                   $     336,585
                                                                 ===============

       Total publicly traded                                      $     309,011
       Total privately placed                                     $      27,574
Preferred stocks - statement value                                $          55
Common stocks - market value                                      $          15
Short-term investments - book value                               $       9,597
Options, caps & floors owned - statement value                    $           -
Options, caps & floors written and in force - statement value     $           -
Collar, swap & forward agreements open - statement value          $           -
Futures contracts open - current value                            $           -
Cash and cash equivalents                                         $       2,619

Life insurance in force:
       Industrial                                                 $           -
       Ordinary                                                   $      68,726
       Credit life                                                $     174,646
       Group life                                                 $      37,390

Amount of accidental death insurance in force under
       Ordinary policies                                          $           -

Life insurance policies with disability provisions in force:

       Industrial                                                 $           -
       Ordinary                                                   $           -
       Credit life                                                $           -
       Group life                                                 $           -

Supplemental contracts in force:
       Ordinary - not involving life contingencies
           Amount on deposit                                      $           -
           Income payable                                         $           -

See accompanying Independent Auditors' Report

                      FIRST CITICORP LIFE INSURANCE COMPANY
                SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA
        AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2003 (statutory basis)
                                 (in thousands)
                               ------------------

       Ordinary - involving life contingencies
           Income payable                                         $           -

       Group - not involving life contingencies
           Amount of deposit                                      $           -
           Income payable                                         $           -

       Group - involving life contingencies
           Income payable                                         $           -

Annuities:
       Ordinary
           Immediate - amount of income payable                   $       1,114
           Deferred - fully paid account balance                  $     640,029
           Deferred - not fully paid account balance              $          26

       Group
           Amount of income payable                               $           -
           Fully paid account balance                             $           -
           Not fully paid account balance                         $           -

Accident and health insurance - premiums in force
           Ordinary                                               $           -
           Group                                                  $           -
           Credit                                                 $          24

Deposit funds and dividend accumulations
       Deposit funds - account balance                            $           -
       Dividend accumulations - account balance                   $           -

Claim payments 2003
       Group accident and health
           2003                                                   $           -
           2002                                                   $           -
           2001                                                   $           -
           2000                                                   $           -
           1999                                                   $           -
           Prior                                                  $           -

       Other accident and health
           2003                                                   $           -
           2002                                                   $           -
           2001                                                   $           -
           2000                                                   $           -
           1999                                                   $           -
           Prior                                                  $           -

See accompanying Independent Auditors' Report

                      FIRST CITICORP LIFE INSURANCE COMPANY
                SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA
        AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2003 (statutory basis)
                                 (in thousands)
                               ------------------

       Other coverages that use developmental methods to
         calculate claim reserves
           2003                                                   $           3
           2002                                                   $           8
           2001                                                   $           2
           2000                                                   $           -
           1999                                                   $           -
           Prior                                                  $           -

                                    CITIELITE



                       STATEMENT OF ADDITIONAL INFORMATION












                      INDIVIDUAL VARIABLE ANNUITY CONTRACT

                                    ISSUED BY







                      FIRST CITICORP LIFE INSURANCE COMPANY
                                  ONE CITYPLACE
                        HARTFORD, CONNECTICUT 06103-3415











L-20675S                                                                May 2004

                                     PART C

                                OTHER INFORMATION


ITEM 24.      FINANCIAL STATEMENTS AND EXHIBITS


(a) The financial statements of the Registrant and the Report of Independent Auditors thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

       Statement of Assets and Liabilities as of December 31, 2003
       Statement of Operations for the year ended December 31, 2003
       Statement of Changes in Net Assets for the years ended December 31, 2003 and 2002
       Notes to Financial Statements
       Statement of Investments as of December 31, 2003

       The statutory financial statements and schedules of First Citicorp Life Insurance Company and the report of Independent Auditors, are contained in the Statement of Additional Information. The statutory financial Statements of First Citicorp Life Insurance Company include:

       Balance Sheets (statutory basis) as of December 31, 2003 and 2002 Statements of Operations (statutory basis) for the years ended December 31, 2003 and 2002
       Statement of Changes in Capital and Surplus (statutory basis) for the years ended December 31, 2003 and 2002
       Statements of Cash Flows (statutory basis) for the years ended December 31, 2003 and 2002
       Notes to Financial Statements (statutory basis)
       Supplemental Schedule of Selected Financial Data (statutory basis) as of and for the year-ended December 31, 2003
       Summary Investment Schedule Supplemental Investment Risk Interrogatories

(b)    Exhibits

     EXHIBIT
      NUMBER      DESCRIPTION

       1. Certified resolution of the board of directors of First Citicorp Life Insurance Company (the "Company") establishing First Citicorp Life Variable Annuity Separate Account (the "Separate Account").*

       2.         Not Applicable.

       3. Distribution and Principal Underwriting Agreement among the Company, the Separate Account and Travelers Distribution LLC. (Incorporated herein by reference to Exhibit 3 to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 filed April 28, 2001.)

       4.         (a). Contract Form.**

       5.         Contract Application.**

       6(a)       Certificate of Incorporation of the Company.*

       6(b)       By-Laws of the Company.*

       7.         None.

       8(a) Participation Agreement Among MFS Variable Insurance Trust, First Citicorp Life Insurance Company and Massachusetts Financial Services Company.***

       8(b) Participation Agreement By and Among AIM Variable Insurance Funds, Inc. and First Citicorp Life Insurance Company, on Behalf of Itself and First Citicorp Life Variable Annuity Separate Account.***

       8(c) Participation Agreement Among CitiFunds and First Citicorp Life Insurance Company.***

       8(d) Participation Agreement Between Variable Annuity Portfolios and First Citicorp Life Insurance Company.***

       8(e) Administrative Services Agreement between Citicorp Insurance Services, Inc. and First Citicorp Life Insurance Company with Addendums.*

       8(f) Participation Agreement Among First Citicorp Life Insurance Company, First Citicorp Life Variable Annuity Separate Account and The Travelers Series Trust, High Yield Bond Trust and Money Market Portfolio. (Incorporated herein by reference to Exhibit 8(f) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-71379 filed April 26, 2001.)

       9.         Opinion and Consent of Catherine S. Mulholland, Esq.*****

      10.         Consent of KPMG LLP, Independent Auditors filed herewith.

      11.         Not Applicable.

      12.         None.

      14.         Powers of Attorney authorizing Ernest J. Wright or Kathleen A.
                  McGah as signatory for Frederick W. Bradley, Jr., Elizabeth C. Craig, Carl W. Desch, George C. Kokulis, Glenn D. Lammey, Alice B. Leopold-Benintendi, Marla Berman Lewitus, Frederic Thomas, Jr., David A. Tyson and John W. Walbridge. (Incorporated herein by reference to Exhibit 14 to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-71377 filed April 27, 2001.)

                  Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Sue B. Dorn and Kathleen A. Preston. (Incorporated herein by reference to Exhibit 14 to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-71377, filed May 1, 2002.)


* Incorporated herein by reference to the registrant's Post-Effective Amendment No. 2 to the Registration Statement filed with the Securities and Exchange Commission via Edgarlink on April 29, 1996 (File 33-83354)

** Incorporated herein by reference to the registrant's Pre-Effective Amendment No. 1 to the Registration Statement filed with the Securities and Exchange Commission via Edgarlink on April 6, 1999 (File 333-71377).

*** Incorporated herein by reference to the registrant's Post-Effective Amendment No. 3 to the Registration Statement filed with the Securities and Exchange Commission via Edgarlink on November 8, 1996 (File 33-83354).

**** Incorporated herein by reference to the registrant's Post-Effective
     Amendment No. 8 to the Registration Statement filed with the Securities and Exchange Commission via Edgarlink on January 29, 1999 (File 333-71377).

ITEM 25.      DIRECTORS AND OFFICERS OF THE COMPANY.

DIRECTORS

Frederick W. Bradley, Jr.             Elizabeth C. Craig

Sue B. Dorn                           George C. Kokulis

Glenn D. Lammey                       Alice B. Leopold-Benintendi

Marla Berman Lewitus                  Kathleen L. Preston

Frederic W. Thomas, Jr.               John M. Walbridge

David A. Tyson


OFFICERS

George C. Kokulis*                    President and Chief Executive Officer

Glenn D. Lammey*                      Chief Financial Officer

Kathleen L. Preston*                  Executive Vice President

Edward W. Cassidy*                    Vice President

Marla Berman Lewitus*                 Senior Vice President and General Counsel

David A. Tyson*                       Senior Vice President

Winifred Grimaldi*                    Senior Vice President

Richard Bush*                         Vice President - Taxes

David A. Golino*                      Vice President and Controller

Donald R. Munson, Jr.*                Vice President

Judith A. Addazio*                    Treasurer

Elliot Wohl**                         Vice President

Linn K. Richardson*                   Second Vice President and Actuary

Ernest J. Wright*                     Vice President and Secretary

Kathleen A. McGah*                    Assistant Secretary


Principal Business Address:
*      One Cityplace, Hartford, CT 06103-3415
**     334 West 34th Street, New York, New York 10011

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, File No. 333-82009, filed April 14, 2004.

ITEM 27.      NUMBER OF CONTRACT OWNERS

As of February 29, 2004, there were 2,385 Contract Owners.

ITEM 28.      INDEMNIFICATION

The Bylaws of First Citicorp Life Insurance Company provide in Article VIII as follows:

(a) The Corporation shall indemnify any person made a party to an action or proceeding by or in the right of the Corporation to procure a judgment in its favor, by reason of the fact that he, his testator or intestate, is or was a director or officer or employee of the Corporation against the reasonable expenses, including attorneys' fees, actually and necessarily incurred by him in connection with the defense of such action or proceeding, or in connection with an appeal therein, except in relation to matters as to which such person is adjudged to have breached his duty to the Corporation; and

(b) The Corporation shall indemnify any person made, or threatened to be made a party to an action or proceeding other than one by or in the right of the Corporation to procure a judgement in its favor, whether civil or criminal, including an action by or in the right of any other corporation of any type or kind domestic or foreign, which any director or officer or employee of the Corporation served in any capacity at the request of the Corporation, by reason of the fact that he, his testator or intestate, was a director or officer or employee of the Corporation, or served such other corporation in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such person acted in good faith, for a purpose which he reasonably believed to be in the best interests of the Corporation and, in criminal actions, or proceedings, in addition, had no reasonable cause to believe that his conduct was unlawful.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.      PRINCIPAL UNDERWRITER

(a)    Travelers Distribution LLC
       One Cityplace
       Hartford, CT 06103-3415

Travelers Distribution LLC also serves as principal underwriter and distributor for the following funds:

The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers

Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities, The Travelers Timed Aggressive Stock Account for Variable Annuities and Citicorp Life Variable Annuity Separate Account, TIC Separate Account Eleven for Variable Annuities, TLAC Separate Account Twelve for Variable Annuities, TIC Separate Account Thirteen for Variable Annuities, TLAC Separate Account Fourteen for Variable Annuities, TIC Variable Annuity Separate Account 2002, and TLAC Variable Annuity Separate Account 2002.

(b)     NAME AND PRINCIPAL                 POSITIONS AND OFFICES
        BUSINESS ADDRESS                   WITH UNDERWRITER

        Kathleen L. Preston                Board of Manager

        Glenn D. Lammey                    Board of Manager

        William F. Scully III              Board of Manager

        Donald R. Munson, Jr.              Board of Manager, President,
                                           Chief Executive Officer and
                                           Chief Operating Officer

        Tim W. Still                       Vice President

        Anthony Cocolla                    Vice President

        John M. Laverty                    Treasurer and Chief Financial Officer

        Stephen E. Abbey                   Chief Compliance Officer

        Alison K. George                   Director and Chief Advertising
                                           Compliance Officer

        Stephen T. Mullin                  Chief Compliance Officer

        Ernest J. Wright                   Secretary

        Kathleen A. McGah                  Assistant Secretary

        William D. Wilcox                  Assistant Secretary

* The business address for all the above is: One Cityplace, Hartford, CT 06103-3415

(c)    Not Applicable

ITEM 30.      LOCATION BOOKS AND RECORDS

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the Company at 333 West 34th Street, New York, New York and One Cityplace, Hartford, Connecticut.

ITEM 31.      MANAGEMENT SERVICES

Not applicable.

ITEM 32.      UNDERTAKINGS AND REPRESENTATIONS

(a) The registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the contracts offered herein are being accepted.

(b) The registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send to the Company for a statement of additional information.

(c) The registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to the Company at the address or phone number listed in the prospectus.

(d) The Company represents that in connection with its offering of the contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

(e) First Citicorp Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by First Citicorp Life Insurance Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements Securities Act Rule 485(b) for effectiveness of this amendment to this Registration Statement and has caused this post-effective amendment to the Registration Statement to be signed on its behalf, in the City of Hartford, and the State of Connecticut, on this 30th day of April, 2004.



              FIRST CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
                                  (Registrant)


                      FIRST CITICORP LIFE INSURANCE COMPANY
                                   (Depositor)



                        By: *GLENN D. LAMMEY
                            ----------------------------------------------------
                            Glenn D. Lammey, Chief Financial Officer,
                            Chief Accounting Officer


As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 30th day of April 2004.



*FREDERICK W. BRADLEY, JR             Director
---------------------------------
(Frederick W. Bradley, Jr.)

*ELIZABETH C. CRAIG                   Director
---------------------------------
(Elizabeth C. Craig)

*SUE B. DORN                          Director
---------------------------------
(Sue B. Dorn)

*GEORGE C. KOKULIS                    Director, President and Chief Executive
---------------------------------     Officer (Principal Executive Officer)
(George C. Kokulis)

*GLENN D. LAMMEY                      Director, Chief Financial Officer, Chief
---------------------------------     Accounting Officer (Principal Financial
(Glenn D. Lammey)                     Officer)


ALICE B. LEOPOLD-BENINTENDI           Director
---------------------------------
(Alice B. Leopold-Benintendi)

*MARLA BERMAN LEWITUS                 Director
---------------------------------
(Marla Berman Lewitus)

*KATHLEEN L. PRESTON                  Director
---------------------------------
(Kathleen L. Preston)

*FREDERIC W. THOMAS, JR.              Director
---------------------------------
(Frederic W. Thomas, Jr.)

*DAVID A. TYSON                       Director
---------------------------------
(David A. Tyson)

*JOHN M. WALBRIDGE                    Director
---------------------------------
(John M. Walbridge)



*By:  /s/Ernest J. Wright, Attorney-in-Fact

                                  EXHIBIT INDEX


  EXHIBIT NO.    DESCRIPTION                                    METHOD OF FILING
      10.        Consent of KPMG LLP, Independent Auditors.     Electronically